Securites Act Registration No. 333-156366

U.S. SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549

FORM N-14/A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

/X/ Pre-Effective Amendment No. 1	/ / Post-Effective Amendment No.

HENNESSY FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

7250 Redwood Blvd., Suite 200, Novato, CA 94945
(Address of Registrant’s Principal Executive Offices)

(800) 966-4354
(Registrant’s Telephone Number, Including Area Code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd
Suite 200
Novato, CA 94945
(Name and Address of Agent for Service)

Copies of all communications to:

Richard L. Teigen
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this Registration Statement become effective on January 19, 2009 pursuant to Rule 488.

Title of Securities Being Registered: Shares of beneficial interest, no par value.

No filing fee is due because an indefinite number of shares have been registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

PRELIMINARY LETTER, SUBJECT TO CHANGE, DATED JANUARY 15, 2009

TAMARACK FUNDS TRUST
100 South Fifth Street, Suite 2300
Minneapolis, Minnesota 55402
(800) 422-2766

January 21, 2009

Dear Tamarack Value Fund Shareholder:

        We have called a special meeting of shareholders of the Tamarack Value Fund to be held on March 20, 2009 at the Fund’s offices in Minneapolis, Minnesota. The purpose of the meeting is to seek shareholder approval of an Agreement and Plan of Reorganization (referred to as the Plan) under which the Tamarack Value Fund would be reorganized into a newly formed mutual fund within the Hennessy family of mutual funds called the Hennessy Select Large Value Fund (referred to as the New Fund). Under the Plan, Hennessy Advisors, Inc. would become the Fund’s investment advisor and Voyageur Asset Management Inc. would continue to manage the Fund’s portfolio as sub-advisor. The New Fund’s investment objectives, policies and strategy are substantially the same as those of the Tamarack Value Fund. The proposed reorganization is not expected to have any adverse federal or state tax consequences to the Fund or its shareholders. Please refer to the enclosed proxy statement/prospectus for a detailed explanation of the reorganization.

        The management team of the Tamarack Funds recently completed a strategic review that resulted in a decision to seek another manager for the Tamarack Value Fund and the Tamarack Large Cap Growth Fund who could provide improved distribution and resulting asset growth, while maintaining superior business management. Shareholders of the Tamarack Large Cap Growth Fund are separately being asked to approve the reorganization of their fund into the Hennessy Funds family, with Hennessy Advisors serving as the sole advisor of that reorganized fund going forward under a modified investment strategy. If the proposed reorganizations are approved by shareholders and consummated, the Hennessy Fund family will be made up of eight mutual funds. Hennessy Funds is committed to providing strong investment management and high quality customer service and has developed a strong sales and distribution network for its Funds.

        The Board of Trustees of Tamarack Funds Trust, on behalf of the Fund, has approved the Plan, and believes that the implementation of the reorganization is advisable and in the best interests of the Fund’s shareholders. Through the reorganization, shareholders will be able to maintain their investment within a large cap value mutual fund managed by the Voyageur value team and will have the opportunity to become part of the Hennessy Funds. The Board of Trustees recommends that you vote “FOR” the Plan.

        If you are a shareholder of record as of the close of business on January 6, 2009, you are entitled to vote at the special meeting and at any postponements or adjournments thereof. While we welcome you to join us at the special meeting, we expect that most shareholders will cast their votes by proxy. Whether or not you are planning to attend the special meeting, we need your vote. Please mark, sign, and date the enclosed proxy card and promptly return it in the enclosed, postage-paid envelope so that the maximum number of shares may be voted. Alternatively, you may call the toll free number on your proxy card to vote by telephone or vote over the Internet at www.2voteproxy.com. You should use the enclosed instructions to vote by telephone or over the Internet.

        Thank you for taking the time to consider this important reorganization proposal and for your continuing investment in the Fund. If you have any questions regarding the proposed reorganization to be voted on, please do not hesitate to call 1-888-605-1958.

Sincerely,
______________________________________
Erik R. Preus, President and
Chief Executive Officer
Tamarack Funds Trust

        Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the reorganization described in the proxy statement/prospectus or the securities to be issued pursuant to the reorganization under the proxy statement/prospectus or determined if the proxy statement/prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

_________________

The enclosed proxy statement/prospectus is dated January 21, 2009 and is first being mailed to shareholders on or about January 21, 2009.

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PRELIMINARY NOTICE, SUBJECT TO CHANGE, DATED JANUARY 15, 2009

TAMARACK FUNDS TRUST
100 South Fifth Street, Suite 2300
Minneapolis, Minnesota 55402
(800) 422-2766

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD FRIDAY, MARCH 20, 2009

        A special meeting of shareholders of all classes of Tamarack Value Fund, a series of Tamarack Funds Trust (referred to as the Fund), will be held on Friday, March 20, 2009, at 9:00 a.m. local time, at RBC Plaza (19th Floor), 60 South Sixth Street, Minneapolis, Minnesota 55402. At the special meeting, you and the other shareholders of the Fund will be asked to consider and vote upon:

1.	a proposal to approve an Agreement and Plan of Reorganization (referred to as the Plan) pursuant to which all of the assets of the Fund will be transferred to the Hennessy Select Large Value Fund, a newly formed series of Hennessy Funds Trust (referred to as the New Fund), in exchange for Ordinary Class shares of the New Fund, which will be distributed pro rata by the Fund to its Class A, Class C, Class R and Class S shareholders, and the New Fund’s assumption of the Fund’s stated liabilities; and

2.	if necessary, a proposal to adjourn the special meeting to permit further solicitation of proxies in the event there are not sufficient votes at the time of the special meeting to approve the Plan.

        As necessary or desirable, shareholders will consider and act upon any other business that may properly come before the special meeting or any postponements or adjournments thereof.

        Only shareholders of record at the close of business on January 6, 2009, the record date for the special meeting, shall be entitled to notice of, and to vote at, the special meeting or any postponements or adjournments thereof. This proxy is being solicited on behalf of the Board of Trustees of Tamarack Funds Trust, a Delaware statutory trust, on behalf of the Fund.

YOUR VOTE IS IMPORTANT. PLEASE RETURN YOUR PROXY
CARD PROMPTLY OR VOTE BY USING THE TOLL-FREE
TELEPHONE OR INTERNET ADDRESS FOUND ON YOUR PROXY CARD.

        Whether or not you plan to attend the meeting, we urge you to authorize proxies to cast your votes. You can do this in one of the following three ways: (1) by completing, signing, dating and promptly returning the enclosed proxy card in the enclosed postage prepaid envelope; (2) by calling a toll-free telephone number, or (3) via the Internet. Your prompt voting by proxy will help ensure a quorum at the special meeting. Voting by proxy will not prevent you from voting your shares in person at the special meeting. You may revoke your proxy before it is exercised at the special meeting, either by writing to the Secretary of Tamarack Funds Trust at the Trust’s address noted in the proxy statement/prospectus or in person at the time of the special meeting. A prior proxy can also be revoked by proxy voting again through the website or toll-free number listed in the enclosed voting instructions.

TAMARACK FUNDS TRUST
__________________________________________
Erik R. Preus, President and
Chief Executive Officer

January 21, 2009

PRELIMINARY Q&A, SUBJECT TO CHANGE, DATED JANUARY 15, 2009

TAMARACK FUNDS TRUST
100 South Fifth Street, Suite 2300
Minneapolis, Minnesota 55402
(800) 422-2766

QUESTIONS AND ANSWERS

YOUR VOTE IS VERY IMPORTANT!

Dated: January 21, 2009

        Question 1: What is this document and why did we send it to you?

        Answer: This document includes a notice of special meeting of shareholders, a combined proxy statement/prospectus, and a form of proxy. The Board of Trustees of Tamarack Funds Trust, a Delaware statutory trust, on behalf of the Tamarack Value Fund (referred to as the Fund), has approved an Agreement and Plan of Reorganization (referred to as the Plan) between Hennessy Funds Trust and Tamarack Funds Trust pursuant to which the Fund will be reorganized into a newly formed mutual fund within Hennessy Funds Trust named the Hennessy Select Large Value Fund (referred to as the New Fund), as described herein (referred to as the Reorganization). Shareholder approval is needed to proceed with the Reorganization and a special meeting of shareholders of all classes of the Fund will be held on March 20, 2009 to consider whether to approve the Plan and implement the Reorganization. The Board of Trustees is sending this document to you for your use in deciding whether to approve the Plan at the special meeting.

        Question 2: What is the reason for the Reorganization?

        Answer: The management team of the Tamarack Funds recently completed a strategic review that resulted in a decision to seek another manager for the Tamarack Value Fund and the Tamarack Large Cap Growth Fund who could provide improved distribution and resulting asset growth, while maintaining superior business management. (The Tamarack Large Cap Growth Fund is similarly proposed to be reorganized into the Hennessy Funds as described in a separate proxy statement/prospectus). Voyageur has invested significant resources to maintain an attractive and cost-effective large cap value mutual fund product offering for shareholders, many of whom are long-term shareholders. Voyageur sought to identify an organization where the Fund’s shareholders could remain invested in a mutual fund according to the Fund’s long standing value mandate. Voyageur viewed the Hennessy Funds as a good ‘fit’ because Hennessy Advisors has a 20-year history of providing outstanding investment advisory services with an entrepreneurial growth strategy. They are focused on providing high quality investment services to the Hennessy Funds, marketing and distributing the Funds through retail and institutional channels and providing outstanding customer service with a “shareholder first” philosophy. In addition, Hennessy Advisors agreed to hire Voyageur as sub-advisor to continue managing the Fund’s portfolio and to provide continuity in management of the Fund’s portfolio.

        Question 3: How will the Fund and its shareholders be affected by the Reorganization?

        Answer: The New Fund will be part of the Hennessy Funds with Hennessy Advisors, Inc. as the investment advisor. The investment objectives, policies and strategy will be substantially the same as those of the Tamarack Value Fund, and Voyageur Asset Management, Inc. will continue to manage the Fund’s portfolio as sub-advisor. The advisory fee will remain the same, but the total annual expense ratio (after fee waivers and expense reimbursements) of the New Fund during the initial year following the Reorganization is expected to be approximately 0.27% higher than the total annual expense ratio (after fee waivers and expense reimbursements) of the Class S shares of the Fund for the fiscal year ended September 30, 2008, 0.02% higher than the total annual expense ratio (after fee waivers and expense reimbursements) of the Class A shares of the Fund for the fiscal year ended September 30, 2008, and lower than the total annual expense ratio (after fee waivers and expense reimbursements) of the Class C and Class R shares of the Fund for the fiscal year ended September 30, 2008. The Fund will be supervised by the Hennessy Funds Board of Trustees and will be serviced by the Hennessy Funds service providers. The proposed Reorganization is not expected to have any adverse federal or state tax consequences to the Fund or its shareholders.

        Question 4: How will the Reorganization work?

        Answer: The New Fund will be formed and will have no assets and no shareholders. Pursuant to the Plan, the Fund will transfer all of its assets and stated liabilities to the New Fund in return for shares of the New Fund. Finally, the Fund will distribute the New Fund shares it received to its shareholders. Shareholders of the Tamarack Value Fund will thus effectively be converted into shareholders of the Hennessy Select Large Value Fund, and will hold shares of the Hennessy Select Large Value Fund with the same net asset value as the shares of the Fund that they held prior to the Reorganization. The New Fund has a multi-class structure with Ordinary Class shares and Institutional Class shares, however, the New Fund has not determined when, or if, it will publicly offer its Institutional Class shares. The Fund’s Class A, Class C, Class R and Class S shareholders will become holders of Ordinary Class shares of the New Fund. If the Plan is carried out as proposed, we do not expect the transaction will have any adverse federal or state tax consequences to the Fund or its shareholders. Please refer to the enclosed proxy statement/prospectus for a detailed explanation of the Reorganization.

        Question 5: What will happen if the Reorganization is not approved?

        Answer: If the Fund’s shareholders do not approve the Reorganization, then the Fund will continue to operate and the Board of Trustees may take any further action it deems to be in the best interest of the Fund and its shareholders, subject to approval by the Fund’s shareholders if required by applicable law.

        Question 6: Why do I need to vote?

        Answer: Your vote is needed to ensure that the Reorganization proposal can be acted upon. Even if you are a small investor, your vote makes a difference. If numerous shareholders just like you fail to vote, the Fund may not receive enough votes to go forward with the special meeting. Your immediate response (1) by completing, signing, dating and promptly returning the enclosed proxy card in the enclosed postage prepaid envelope; (2) by calling a toll-free telephone number, or (3) via the Internet will help prevent the need for any further solicitations for a shareholder vote. We encourage all shareholders to participate.

        Question 7: How does the Board recommend that I vote?

        Answer: After careful consideration, the Board of Trustees of Tamarack Funds Trust recommends that you vote FOR the Plan. If necessary, we may ask our shareholders to vote on the proposal to adjourn the special meeting to solicit additional proxies if there are insufficient votes at the time of the adjournment to approve. The Board of Trustees recommends that you vote FOR adjournment.

        Question 8: Who is paying for expenses related to the Reorganization?

        Answer: Voyageur Asset Management, Inc. and Hennessy Advisors, Inc. will pay all of the expenses related to the Reorganization. The costs of the Reorganization include, but are not limited to, costs associated with the preparation and filing of the Registration Statement and printing and distribution of the Proxy Statement, legal fees, accounting fees, securities registration fees, proxy solicitation expenses and other expenses of holding the special meeting. The total costs of the Reorganization are estimated to be approximately $75,000.

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        Question 9: How do I vote?

        Answer: Whether or not you plan to attend the meeting, we urge you to authorize proxies to cast your votes. You can do this in one of the following three ways: (1) by completing, signing, dating and promptly returning the enclosed proxy card in the enclosed postage prepaid envelope; (2) by calling a toll-free telephone number, or (3) via the Internet. Your prompt voting by proxy will help ensure a quorum at the special meeting. Voting by proxy will not prevent you from voting your shares in person at the special meeting. You may revoke your proxy before it is exercised at the special meeting, either by writing to the Secretary of Tamarack Funds Trust at the Trust’s address noted in the proxy statement/prospectus or in person at the time of the special meeting. A prior proxy can also be revoked by proxy voting again through the website or toll-free number listed in the enclosed voting instructions. If you have any questions regarding the proposed reorganization to be voted on, please do not hesitate to call 1-888-605-1958.

        Question 10: Who do I call if I have questions?

        Answer: We will be happy to answer your questions about the proxy solicitation. Please call 1-888-605-1958 during normal business hours between 8:00 a.m. and 5:00 p.m. Eastern time.

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PRELIMINARY STATEMENT, SUBJECT TO CHANGE, DATED JANUARY 15, 2009

HENNESSY FUNDS TRUST
7250 Redwood Blvd
Suite 200
Novato, California 94945
(415) 899-1555
(800) 966-4354

PROXY STATEMENT AND PROSPECTUS DATED JANUARY 21, 2009

For the Reorganization of
Tamarack Value Fund
Series of Tamarack Funds Trust
Into
Hennessy Select Large Value Fund
Series of Hennessy Funds Trust

        This proxy statement/prospectus is being sent to you in connection with the solicitation of proxies by the Board of Trustees of Tamarack Funds Trust, a Delaware statutory trust, on behalf of the Tamarack Value Fund (referred to as the Fund), RBC Plaza (19th Floor), 60 South Sixth Street, Minneapolis, Minnesota 55402, (800) 422-2766, for use at a special meeting of shareholders of all classes of the Fund to be held at 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402, on March [•], 2009, at 9:00 a.m. local time. At the special meeting, shareholders of the Fund will meet for the following purposes:

•	To approve an Agreement and Plan of Reorganization between Hennessy Funds Trust and Tamarack Funds Trust (referred to as the Plan) pursuant to which all of the assets of the Fund will be transferred to the Hennessy Select Large Value Fund, a newly formed series of Hennessy Funds Trust (referred to as the New Fund), in exchange for Ordinary Class shares of the New Fund, which will be distributed pro rata by the Fund to the holders of its Class A, Class C, Class R and Class S shares in complete liquidation of the Fund, and the New Fund’s assumption of the Fund’s stated liabilities (collectively referred to as the Reorganization). A copy of the Plan is attached hereto as Exhibit A. As a result of the Reorganization, each shareholder of the Fund will become a shareholder of the New Fund;

•	If necessary, to approve adjourning the special meeting to permit further solicitation of proxies in the event there are not sufficient votes at the time of the special meeting to approve the Plan; and

•	To transact such other business that may properly come before the special meeting or any postponements or adjournments thereof.

        Shareholders who execute proxies may revoke them at any time before they are voted, either by writing to the Fund at 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402, Attention: Secretary, or in person at the time of the special meeting. A prior proxy can also be revoked by proxy voting again through the website or toll-free number listed in the enclosed voting instructions.

        The Fund is a series of Tamarack Funds Trust, an open-end management investment company registered with the Securities and Exchange Commission (referred to as the SEC) under the Investment Company Act of 1940, as amended. The New Fund is a series of Hennessy Funds Trust, an open-end management investment company registered with the SEC under the Investment Company Act of 1940, as amended.

        The following document has been filed with the SEC and is incorporated by reference into this proxy statement/prospectus, which means that it is legally considered to be a part of this proxy statement/prospectus:

•	Prospectus of Tamarack Value Fund, dated January 28, 2008, as supplemented July 28, 2008.

        Copies of the Fund’s documents are available upon request and without charge by writing to Tamarack Value Fund at P.O. Box 219757, Kansas City, Missouri 64121-9757 or by calling 1-800-422-2766. Copies of the New Fund’s documents are available upon request and without charge by writing to Hennessy Funds Trust, 7250 Redwood Blvd., Suite 200, Novato CA 94945 or by calling 1-800-966-4354.

        The Annual Report to Shareholders for Tamarack Value Fund for the fiscal year ended September 30, 2008, containing audited financial statements, has been previously mailed to shareholders. Copies are available by writing or calling the Tamarack Value Fund at the address or telephone number listed above. Because the Hennessy Select Large Value Fund has not yet commenced operations, no Annual Report to Shareholders is available at this time.

        This proxy statement/prospectus sets forth concisely the information about the New Fund that you should know before considering the Plan and resulting Reorganization and it should be retained for future reference. Additional information contained in a statement of additional information relating to this proxy statement/prospectus (referred to as the SAI), as required by the SEC, is on file with the SEC. The SAI is available without charge, upon request by calling the toll free number set forth above or by writing to the Fund at the address set forth above. The SAI, dated January 21, 2009, is incorporated by reference into this proxy statement/prospectus.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the reorganization described in the proxy statement/prospectus or the securities to be issued pursuant to the reorganization under the proxy statement/prospectus or determined if the proxy statement/prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

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PROXY STATEMENT/PROSPECTUS TABLE OF CONTENTS

i

C.	Legal Matters	28
D.	Experts	28
EXHIBIT A		A-1

ii

I.	SYNOPSIS

A.	Overview

        The following synopsis is a summary of certain information contained elsewhere in this proxy statement/prospectus, including documents incorporated by reference, as well as in the Plan. This proxy statement/prospectus is qualified by reference to the more complete information contained herein as well as in the Prospectus of the Tamarack Value Fund, dated January 28, 2008, as supplemented July 28, 2008, which includes information about the Fund, and in the Plan attached hereto as Exhibit A. Shareholders should read the entire proxy statement/prospectus carefully.

B.	Reasons for the Reorganization/Board Deliberations

        Voyageur Asset Management and Hennessy Advisors consider the proposed reorganization of the Tamarack Value Fund into the Hennessy Select Large Value Fund to be consistent with their respective business strategies, as well as with each firm’s desire to act in the best interests of the Fund’s shareholders. The management team of the Tamarack Funds recently completed a strategic review resulted in a decision to seek another manager for the Tamarack Value Fund and the Tamarack Large Cap Growth Fund who could provide improved distribution and resulting asset growth, while maintaining superior business management. (The Tamarack Large Cap Growth Fund is similarly proposed to be reorganized into the Hennessy Funds as described in a separate proxy statement/prospectus). Voyageur has invested significant resources to maintain an attractive and cost-effective large cap value mutual fund product offering for shareholders, many of whom are long-term shareholders. Voyageur sought to identify an organization where the Fund’s shareholders could remain invested in a mutual fund according to the Fund’s long standing value mandate. Voyageur viewed the Hennessy Funds as a good ‘fit’ because Hennessy Advisors has a 20-year history of providing outstanding investment advisory services with an entrepreneurial growth strategy. They are focused on providing high quality investment services to the Hennessy Funds, marketing and distributing the Funds through retail and institutional channels and providing outstanding customer service with a “shareholder first” philosophy. In addition, Hennessy Advisors agreed to hire Voyageur as sub-advisor to continue managing the Fund’s portfolio and to provide continuity in management of the Fund’s portfolio.

        In considering the proposed Reorganization, the Tamarack Funds Board of Trustees, including the independent trustees, meaning those trustees who are not “interested” persons of Tamarack Funds Trust as defined under the Investment Company Act of 1940, as amended (referred to as the 1940 Act), requested and reviewed information about the operational abilities and financial condition of Hennessy Advisors; the Hennessy Funds and its Board of Trustees, service providers and available shareholder services; the proposed investment policies and investment advisory arrangements for the New Fund; the anticipated fees and expenses of the New Fund, the potential for increased distribution of the New Fund’s shares and related growth of assets; the anticipated tax effects of the proposed Reorganization; the relevant regulatory history and compliance capabilities of Hennessy Advisors and the Hennessy Funds; the terms of the Plan; and the Asset Purchase Agreement between Voyageur and Hennessy relating to the books and records developed by Voyageur relating to the Fund.

        The Trustees sought and obtained from Hennessy Advisors an agreement to limit New Fund expenses until March 2010, as well as a contractual commitment to operate the New Fund within the protective constraints of Section 15(f) of the Investment Company Act of 1940 relating to the percentage of independent fund trustees and the avoidance of imposing any unfair burden on the New Fund. Although the expense limit would still result in higher overall fund expenses following the Reorganization for Class S shares of the Fund and slightly higher overall fund expenses following the Reorganization for Class A shares of the Fund, the Trustees concluded that the expense level was nonetheless reasonable and consistent with the other Hennessy Fund offerings and in line with average expenses for the large value fund category (1.28% per Morningstar, Inc.). Voyageur Asset Management, Inc. and Hennessy Advisors, Inc. will pay all of the expenses related to the Reorganization. The costs of the Reorganization include, but are not limited to, costs associated with the preparation and filing of the Registration Statement and printing and distribution of the Proxy Statement, legal fees, accounting fees, securities registration fees, proxy solicitation expenses and other expenses of holding the special meeting. The Trustees carefully reviewed Hennessy’s financial condition, especially in view of the current economic downturn affecting the fund industry, and became comfortable recommending that the Fund be reorganized into the Hennessy Funds. The Trustees were confident that the Hennessy Advisors leadership team could successfully promote the New Fund and the fund group in general, recognizing the entrepreneurial spirit within the firm, the significant personal financial stake in the firm among the firm’s leaders and the firm’s demonstrated success in public relations and marketing. The Trustees also viewed favorably the New Fund’s continued access to the Voyageur value portfolio management team. Finally, the Trustees believed that it was beneficial for shareholders to have an opportunity to participate in a tax-free reorganization that would permit them to maintain their investment in a mutual fund format if desired.

        The Board of Trustees of Tamarack Funds Trust believes that the proposed Plan and resulting Reorganization is in the best interests of the Fund’s shareholders, and approved the Plan, subject to satisfaction of certain conditions and the approval of the Fund’s shareholders, at a meeting held on December 5, 2008. The Board concluded that the interests of the Fund’s existing shareholders will not be diluted as a result of the proposed Plan and resulting Reorganization because each such shareholder will receive shares of the New Fund having an aggregate net asset value equal to the aggregate net asset value of his or her shares of the Fund outstanding immediately prior to the Reorganization. Although, as a result of the Reorganization, a shareholder of the Fund may receive shares which represent a smaller percentage of ownership in the New Fund than he or she held in the Fund immediately prior to the Reorganization, the total dollar value of the shares will be the same.

        The Board of Trustees of Tamarack Funds Trust has approved the Plan and resulting Reorganization, and recommends that you vote “FOR” the Plan and Reorganization.

        If all of the requisite approvals are obtained and certain conditions are either met or waived, it is anticipated that the closing of the Reorganization will occur on or about March 23, 2009, or such other date as is agreed to by the parties, provided that Hennessy Funds Trust has obtained prior to that time an opinion of Foley & Lardner LLP, legal counsel to Hennessy Funds Trust and the New Fund, concerning the tax consequences of the Reorganization as set forth in the Plan. The Plan may be terminated, and the Reorganization abandoned, whether before or after the requisite approval by the shareholders of the Fund, at any time prior to the closing, (i) by Tamarack Funds Trust if any conditions precedent to the obligations of the Fund have not been fulfilled or waived; (ii) by Hennessy Funds Trust if any conditions precedent to the obligations of the New Fund have not been fulfilled or waived; or (iii) by mutual consent of the parties.

        Voyageur Asset Management, Inc. and Hennessy Advisors, Inc. will pay all of the expenses related to the Reorganization. The costs of the Reorganization include, but are not limited to, costs associated with the preparation and filing of the Registration Statement and printing and distribution of the Proxy Statement, legal fees, accounting fees, securities registration fees, proxy solicitation expenses and other expenses of holding the special meeting. In addition to solicitations by mail, the officer and agents of the Fund also may solicit proxies, without special compensation, by telephone or via the Internet. If the Fund’s shareholders do not approve the Plan and resulting Reorganization, the Fund will continue to operate as a separate open-end management investment company, or the Board of Trustees may take any further action as it deems to be in the best interests of the Fund and its shareholders, subject to approval by the shareholders of the Fund if required by applicable law.

C.	The Proposed Plan and Resulting Reorganization

        If the Fund’s shareholders approve the Plan and the Reorganization takes place, then:

•	the New Fund will acquire substantially all of the assets and assume the stated liabilities of the Fund;

•	the New Fund will issue Ordinary Class shares to the Fund, which the Fund will distribute pro rata to its Class A, Class C, Class R and Class S shareholders;

•	shareholders of the Tamarack Value Fund will become shareholders of the Hennessy Select Large Value Fund; and

•	shares of the New Fund received by shareholders of the Fund will have the same aggregate net asset value as the shares of the Fund held immediately prior to the Reorganization.

        No sales charges will be imposed on the shares of the New Fund issued in connection with the Reorganization. The Reorganization has been structured with the intention that it qualify for federal income tax purposes as a tax-free reorganization under the Internal Revenue Code of 1986, as amended (referred to as the Code). Therefore, shareholders should not recognize any gain or loss on the Fund shares for federal income tax purposes as a result of the Reorganization.

D.	Comparison of the Fund and the New Fund

1.	Investment Objectives and Principal Investment Policies

        The Fund’s investment objective is long-term growth of capital and income. The Fund tries to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks that are considered to be undervalued in relation to earnings, dividends and/or assets. The Fund invests in stocks that, at the time of initial purchase, meet each of the following criteria:

•	stocks that the Fund considers to be undervalued based on their earnings, dividends and/or assets or other widely recognized stock valuation measurements; and

•	stocks of companies the Fund believes are sound businesses with good future potential based on their fundamental characteristics.

        The Fund normally invests for the long-term, but may sell a security at any time if its investment advisor considers it to be overvalued or otherwise unfavorable. With respect to stocks, the Fund generally requires a minimum market capitalization of $1 billion at the time of purchase. There is no maximum market capitalization.

        The New Fund’s investment objective is long-term growth of capital and current income. The New Fund will seek to achieve its investment objectives by substantially the same means, and using substantially the same criteria, as the Fund.

2.	Investment Advisory Services

        Voyageur Asset Management Inc., 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402-1240 (referred to as the Advisor), currently serves as the investment advisor to the Fund. The Fund pays the Advisor a monthly management fee based on the average daily net assets of the Fund at the annual rate of 0.85%.

        Hennessy Advisors, Inc., 7250 Redwood Blvd., Suite 200, Novato, California 94945 (referred to as the Manager), will serve as the investment advisor to the New Fund. The Manager will delegate the day-to-day management of the New Fund to the advisor, who will act as sub-advisor to the New Fund. The New Fund will pay the Manager a monthly management fee based on the average daily net assets of the New Fund at the annual rate of 0.85%. The Manager has agreed, until March 2010, to contractually waive its advisory fee to the extent necessary to ensure that “Net Expenses” for the Original Class shares of the New Fund do not exceed 1.30% of the average daily net assets. The Manager will pay the Advisor a monthly sub-advisory fee based on the average daily net assets of the New Fund at the annual rate of 0.35%.

        In addition to entering into a sub-advisory agreement, the Manager and the Advisor will enter into an arrangement that provides that if the New Fund terminates Voyageur as sub-advisor without cause prior to the conclusion of the 24th full calendar month after the date they enter into the arrangement, the Manager will pay the advisor an amount equal to 0.35% of the aggregate net asset value of the Fund as of the close of business on the business day immediately preceding the closing date for the Reorganization; provided that this amount shall be reduced by 1/24 for each full calendar month that has elapsed since the date the parties enters into the arrangement.

        The arrangement also provides, within 24 months of entering into the arrangement, that if the Manager terminates the Advisor without cause and without providing at least 60 calendar days advance written notice of such termination, then the Manager will pay the Advisor an amount equal to the product obtained by multiplying (1) the average monthly fee paid to the Advisor by the New Fund for the 12 full calendar months immediately preceding the date the Advisor received written notice of its termination, by (2) the number of months between the date of such termination and the date that is 12 full calendar months after the date the Advisor received written notice of its termination.

        Following the second anniversary of the arrangement, if the sub-advisory agreement is terminated by the Manager without having provided the Advisor with at least 60 calendar days advance written notice of such termination, then all fees will become due and owing to the Advisor under the sub-advisory agreement promptly after the termination date, and the amount of such fees will be calculated by treating the termination date as the date that is 60 full calendar days after the date the Advisor received written notice of its termination and, for the calendar days following the termination date, basing the calculation of the fee on the aggregate net asset value of the New Fund as of the close of business on the business day immediately preceding the termination date.

3.	Distribution Services

        Tamarack Distributors Inc., located at 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402, currently acts as the distributor for the Fund. Upon completion of the Reorganization, Quasar Distributors, LLC (referred to as Quasar), 615 East Michigan Street, Milwaukee, Wisconsin 53202 will act as distributor for the New Fund. As such, Quasar is responsible for all purchases, sales, redemptions, and other transfers of shares. As distributor, Quasar also provides certain administrative services. Shares of the Fund are offered for sale on a continuous basis at net asset value per share. Quasar is a registered broker-dealer and member of the Financial Industry Regulatory Authority (referred to as FINRA).

4.	Purchase and Redemption Procedures

        The Fund and the New Fund have similar purchase and redemption procedures. Purchases and sales (redemptions) of shares of both the Fund and the New Fund are made at the net asset value per share next determined after receipt of the complete and accurate purchase or redemption order by the respective fund’s transfer agent. The sales charges and fees paid by shareholders of the Fund are described below. The Ordinary Class shares of the New Fund for which Class A, Class C, Class R and Class S shares of the Fund will be exchanged, have no load, 12b-1 fees or redemption fee. The New Fund has entered into a Shareholder Servicing Agreement with the Manager pursuant to which the Manager will provide administrative support services to the New Fund. For such services, the New Fund will pay an annual service fee to the Manager equal to 0.10% of its average daily net assets. The New Fund’s transfer agent will assess a fee of $15.00 for each redemption made by wire.

        This section describes the sales charges and fees of the different share classes offered by the Fund. Class S shares of the Fund have no sales charges or distribution/service fees and, generally, have lower annual expenses than Class A, Class C and Class R shares. (The Ordinary shares of the New Fund for which Class A, Class C, Class R and Class S shares of the Fund will be exchanged, have no load, 12b-1 fee or redemption fee.)

	Class A	Class C	Class R	Class S
Sales Charge	Maximum sales charge	No front-end sales	No sales charge.	No sales charge.
(Load)	of 5.75%. CDSC of	charge; CDSC of
	1.00% on purchases of	1.00% for
	$1 million or more for	redemptions within
	redemptions within 12	12 months of
	months of purchase.	purchase.

Distribution and	0.25%*	1.00%	0.50%	None
Service (12b-1) Fee

Fund Expenses	Lower annual expenses	Higher annual	Lower annual	Lower annual
	than Class C and Class	expenses than Class	expenses than Class	expenses than Class
	R shares.	A and R shares.	C shares.	A, C, and R shares.

* Under the 12b-1 Plan, Class A is authorized to pay directly or reimburse the distributor in connection with distribution and marketing Fund shares subject to an annual limit of up to 0.50% of the average daily net assets attributable to Class A shares of the Fund. Currently, the Board of Trustees has approved an annual limit of 0.25%.

        The minimum amounts required to invest in or add to an account with the Fund and the New Fund (Original Class shares), are indicated below:

	Investment Minimums
	Fund	New Fund
Regular (New Investor)	$1,000	$2,500
Additional Investment (Current Fund Shareholders)	$100	$100
Retirement (Roth and Regular)	$250	$250

        Both the Fund and the New Fund also offer an automatic investment plan, whereby an existing shareholder may authorize the Fund and the New Fund to withdraw from his or her personal bank account each month an amount that such shareholder wishes to invest, which must be at least $100. Both the Fund and the New Fund may waive the investment minimums from time to time.

5.	Exchange Procedures

        Shareholders of the Fund may exchange shares of the Fund between eligible Tamarack Funds any day that the funds and the New York Stock Exchange are open for business. The eligible Tamarack Funds are: the Tamarack Equity Funds (the Tamarack Large Cap Growth Fund, the Tamarack Mid Cap Growth Fund, the Tamarack Enterprise Fund, the Tamarack Small Cap Core Fund and the Tamarack Microcap Value Fund); the Tamarack Fixed Income Funds (the Tamarack Quality Fixed Income Fund and the Tamarack Tax-Free Income Fund); and Tamarack Prime Money Market Fund.

        Shareholders of the New Fund may exchange shares of the New Fund for shares of any of the other Hennessy Funds any day that the funds and the New York Stock Exchange are open for business. Shareholders of the New Fund may also exchange shares of the New Fund for shares of the First American Prime Obligations Fund, a money market mutual fund that is not affiliated with Hennessy Funds Trust or the Manager. Exchanges are done at no cost.

E.	Federal Tax Consequences of the Proposed Reorganization

        The Fund will have received on the closing date an opinion of Foley & Lardner LLP, legal counsel to Hennessy Funds Trust and the New Fund, to the effect that the proposed Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a) of the Code. Accordingly, no gain or loss will be recognized by the Fund upon the transfer of assets solely in exchange for shares of the New Fund and its assumption of stated liabilities, if any, or by shareholders of the Funds upon their receipt of shares of the respective New Fund. The tax basis for the shares of the New Fund received by shareholders will be the same as their tax basis for the shares of the Fund to be constructively surrendered in exchange therefore. In addition, the holding period of the shares of the New Fund to be received in connection with the Reorganization will include the period during which the shares of the Fund to be constructively surrendered in exchange therefore were held, provided the latter shares were held as capital assets by the shareholders on the date of the exchange.

II.	PRINCIPAL RISK FACTORS

        By investing in equity securities, the New Fund, like the Fund, may expose shareholders to certain market risks that could cause shareholders to lose money. These risks include:

	Fund		New Fund
•	Market Risk	•	Market Risk
•	Active Management Risk	•	Active Management Risk
•	Small Company Risk	•	Medium Sized Companies Risk
•	Medium Sized Companies Risk

        Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. Events in one market may adversely impact a seemingly unrelated market.

        Active Management Risk: The Fund is actively managed and its performance therefore will reflect in part the ability of the Fund’s portfolio managers to make investment decisions that are suited to achieving the Fund’s investment objective. The Fund could underperform other mutual funds with similar investment objectives.

        Small Company Risk: Stocks of smaller and less seasoned companies involve greater risks than those of larger companies. These companies may not have the management experience, financial resources, produce diversification and competitive strengths of larger companies. Smaller companies may be more sensitive to changes in the economy overall. Historically, small company stocks have been more volatile than those of larger companies. As a result, the Fund’s net asset value may be subject to rapid and substantial changes. Small company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if the Fund wants to sell a large quantity of a small company stock, it may have to sell at a lower price than the advisor might prefer, or it may have to sell in small quantities over a period of time.

        Medium Sized Companies Risk: Stocks of medium sized companies carry higher risks than those of larger companies because medium sized companies may have less management experience, competitive strengths and financial resources than larger companies. They may trade infrequently or in lower volumes, making it difficult for the Fund to sell its shares at the price it wants. Medium sized companies may be more sensitive to changes in the economy overall. Historically, medium sized company stocks have been more volatile than those of larger companies. As a result, the Fund’s net asset value may be subject to rapid and substantial changes.

III.	COMPARISON FEE TABLE AND EXAMPLE

A.	Fee Table

        The following table describes the fees and expenses that a shareholder in the Fund (based on the Fund’s fees for the fiscal year ended September 30, 2007) and a shareholder in the New Fund (based on an estimate of the New Fund’s fees for the fiscal year ended September 30, 2008) will pay.

Tamarack Value Fund
	Class A	Class C	Class R	Class S
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load)
Imposed on Purchases (as a % of offering price)	5.75%[1]	None	None	None
Maximum Deferred Sales Charge (Load)
(as a % of offering or sales price, whichever is	1.00%[2]	1.00%[3]	None	None
less)
Redemption Fee[4]	2.00%	2.00%	2.00%	2.00%
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management fees	0.85%	0.85%	0.85%	0.85%
Distribution (12b-1) fees[5]	0.50%	1.00%	0.50%	None
Other expenses[6]	0.38%	0.37%	0.37%	0.37%
Total Annual Fund Operating Expenses	1.73%	2.22%	1.72%	1.22%

Fee waiver/expense reimbursement[7]	(0.45)%	(0.19)%	(0.19)%	(0.19)%

Net annual fund operating expenses	1.28%	2.03%	1.53%	1.03%

1	Sales charges decline for purchases of $25,000 or more. This sales charge will be waived for (i) accounts invested through wrap programs in which the Tamarack Funds participate and (ii) accounts that transferred to a Tamarack Fund from a series of RBC Funds, Inc. upon the April 16, 2004 reorganization.

2	A 1.00% contingent deferred sales charge (“CDSC”) is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more on which no initial sales charge was paid.

3	A 1.00% CDSC is imposed on redemptions of Class C shares made within 12 months of purchase.

4	A 2.00% fee is imposed on redemptions or exchanges within 30 days of purchase. This redemption fee will not be imposed in certain situations, such as: (i) shares purchased through reinvested distributions (dividends and capital gains); (ii) shares purchased through 401(k) and other employer-sponsored retirement plans (excluding IRA and other one-person retirement plans); (iii) shares redeemed in accordance with the systematic redemption plan or monthly exchange program; (iv) redemptions following the death or disability of a shareholder (of which the Fund has been notified); or (v) under other circumstances at Fund management’s discretion. The redemption fee may also not be imposed, at Fund management’s discretion, on redemptions or exchanges of shares that occur as part of the periodic rebalancing of accounts in an investment advisor’s asset allocation program (not at the direction of the investment advisor’s client). The redemption fee will be deducted from the proceeds that result from the order to sell or exchange. Additionally, a $10 fee will be imposed on non-periodic withdrawals or terminations from Tamarack IRAs, and a $15 fee will be imposed on non-periodic withdrawals or terminations from Tamarack Keogh plans. A $10 fee is imposed on wire redemptions.

5	Distribution (12b-1) fees can cause a long-term shareholder to pay more than the maximum initial sales charge permitted by FINRA. Under the 12b-1 plan, Class A is authorized to pay directly or reimburse the distributor in connection with distribution and marketing Fund shares subject to an annual limit of up to 0.50% of the average daily net assets attributable to Class A shares of a Fund. Currently, distribution fees for the Class A shares are contractually limited on an annual basis to 0.25%.

6	Expenses based on most recent fiscal year actual expense.

7	Voyageur has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of all Tamarack Equity Funds to the levels listed above under Net Annual Fund Operating Expenses. This expense limitation agreement is in place February 1, 2009 until January 31, 2010. Each Fund will carry forward, for a period not to exceed 12 months from the date on which a waiver or reimbursement is made by Voyageur, any expenses in excess of the expense limitation and repay Voyageur such amounts, provided the Fund is able to effect such repayment and remain in compliance with the expense limitation disclosed in the effective prospectus. Voyageur may voluntarily waive and/or reimburse additional fund operating expenses from time to time. Any such voluntary program may be modified or discontinued at any time without notice.

Hennessy Select Large Value Fund Pro Forma
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load)
Imposed on Purchases (as a % of offering price)		None
Maximum Deferred Sales Charge (Load)
(as a % of offering or sales price, whichever is less)		None
Redemption Fee[1]		None
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management fees		0.85%
Distribution (12b-1) fees		None
Other expenses		0.52%[2]

Shareholder Servicing Fee	0.10%
All Remaining Other Expenses	0.42%
Total Annual Fund Operating Expenses		1.37%

Expense Reimbursement		(0.07)%[3]

Net Expenses		1.30%

1 The transfer agent charges a fee of $15.00 for each wire redemption.

2 Other expenses are based on estimated amounts for the current fiscal year. Other expenses do not include costs related to the Reorganization, as Voyageur Asset Management, Inc. and Hennessy Advisors, Inc. will pay all of the expenses related to the Reorganization.

3 The Manager has agreed, until March 2010, to contractually waive its advisory fee to the extent necessary to insure that its total annual operating expenses (excluding all federal, state and local taxes, interest, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities and non-recurring items) do not exceed 1.30% of the average daily net assets of the New Fund.

B.	Example

        The example set forth below is intended to help you compare the cost of investing in the Fund with the cost of investing in the New Fund.

        The example assumes that you invest $10,000 in the specified fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and other distributions are reinvested and that total operating expenses for each fund are those shown in the tables above (using net annual fund operating expenses for the first year, to reflect expense reimbursement obligations, and gross annual fund operating expenses for all other years) and remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Tamarack Value Fund
	One Year	Three Years	Five Years	Ten Years	One Year*
Class A	$698	$1,047	$1,420	$2,463	$698
Class C	$306	$676	$1,172	$2,540	$206
Class R	$156	$523	$916	$2,014	$156
Class S	$105	$368	$652	$1,461	$105

* Assumes you retain your shares and do not redeem at the end of the period.

Hennessy Select Large Value Fund Pro Forma
	One Year	Three Years	Five Years	Ten Years	One Year*
Original Class	$ 132	$ 427	$ 743	$1,640	$ 132

* Assumes you retain your shares and do not redeem at the end of the period.

IV.	THE PROPOSED PLAN AND RESULTING REORGANIZATION

        The following is a summary of key information concerning the proposed Reorganization. Keep in mind that more detailed information appears in the Plan, a copy of which is attached to this proxy statement/prospectus as Exhibit A, and in the documents incorporated by reference into this proxy statement/prospectus.

        On December 9, 2008, the Advisor and the Manager entered into an Asset Purchase Agreement (referred to as the Agreement) pursuant to which the Manager agreed to purchase certain assets of the Advisor relating to the Fund. The Reorganization is a condition to the purchase contemplated by the Agreement. Material terms of the Agreement include:

        Purchased Assets. On the closing date, the advisor will deliver to the Manager:

•	all files, books, records and data files (in whatever form or forms including hard copy, microfilm, microfiche, CD ROM or other electronic media, including the software necessary to access the same) owned by or in the possession of the Advisor relating to investment accounts and investment history of the Fund (except to the extent that the Advisor is required by applicable law to retain such materials or copies thereof in which event the Advisor will, at its own expense, provide to the Manager such materials or copies thereof, whichever is available); and

•	all records required to be maintained and retained under the 1940 Act or the Investment advisors Act in connection with the Advisor’s provision of investment advisory services to the Fund (except to the extent that the Advisor is required by applicable law to retain such materials or copies thereof in which event the Advisor will provide to the Manager such materials or copies thereof, whichever is available).

        Purchase Price. The Manager will pay the Advisor an initial payment on the closing date and a final payment subsequent to the closing date totaling an amount not to exceed 1.50% of the value of the net assets of the Fund at the close of business on the business day immediately preceding the closing date. The purchase price may be less than that amount if the aggregate value of redemptions of the New Fund’s shares exceed the aggregate value of purchases of the New Fund’s shares during the six months following the closing date.

A.	Summary of the Proposed Reorganization

        Pursuant to the Plan, the New Fund will acquire all of the assets, and assume the stated liabilities of the Fund solely in exchange for that number of full and fractional shares of the New Fund having an aggregate net asset value equal to the aggregate net asset value of the Fund as of the close of business on the business day immediately preceding the closing date of the proposed Reorganization (referred to as the Valuation Date). Immediately thereafter, the Fund will distribute such New Fund shares to its shareholders by establishing accounts on the New Fund’s share records in the names of those shareholders representing the respective pro rata number of New Fund shares deliverable to them, in complete liquidation of the Fund.

        Until the closing date of the proposed Reorganization, shareholders of the Fund will continue to be able to redeem their shares at the net asset value next determined after receipt by the Fund’s transfer agent of a redemption request in proper form. Redemption and purchase requests received by the transfer agent after such closing date will be treated as requests received for the redemption or purchase of shares of the New Fund received by the shareholder in connection with the Reorganization. After the proposed Reorganization is consummated, all of the issued and outstanding shares of the Fund will be canceled on the books of the Fund and the transfer books of the Fund will be permanently closed. Certificates evidencing the New Fund shares will not be issued to the Fund’s shareholders.

        Generally, the assets transferred by the Fund to the New Fund will include all investments of the Fund held in its portfolio as of the Valuation Date and all other assets of the Fund as of such time. No sales charges will be imposed on the shares of the New Fund issued in connection with the proposed Reorganization.

        Since the shares of the New Fund will be issued at net asset value in exchange for the net assets of the Fund having a value equal to the aggregate net asset value of the shares of the Fund as of the Valuation Date, the net asset value per share of the New Fund should remain virtually unchanged solely as a result of the Reorganization. Thus, the Reorganization should not result in dilution of the net asset value of the Fund or the New Fund immediately following consummation of the Reorganization. However, a shareholder of the Fund may end up with a different number of shares compared to what he or she originally held, but the total dollar value of shares held will remain the same.

        If the shareholders of the Fund approve the Reorganization at the special meeting, all required regulatory approvals are obtained, and certain conditions are either met or waived, it is expected that the Reorganization will take place on or about March 23, 2009, or such other date as is agreed to by the parties. If the Fund’s shareholders do not approve the Reorganization, the Fund will continue to operate as a separate open-end management investment company, or the board may take any further action it deems to be in the best interest of the Fund and its shareholders, subject to approval by the Fund’s shareholders if required by applicable law.

B.	Terms of the Plan

        The following is a summary of the significant terms of the Plan. This summary is qualified in its entirety by reference to the Plan, which is attached hereto as Exhibit A.

        Valuation. The assets of the Fund will be valued as of the time at which the net asset value is calculated pursuant to the valuation procedures set forth in the Fund’s then current Prospectus and Statement of Additional Information on the Valuation Date, or at such time on such earlier or later date as may be mutually agreed on in writing by the parties.

        The net asset value of each share of the New Fund will be the net asset value per share computed on the Valuation Date, using the market valuation procedures set forth in the New Fund’s then current Prospectus and Statement of Additional Information.

        Issuance and Distribution of New Fund Shares. On the Closing Date (as defined in the Plan), the New Fund will deliver to the Fund a number of full and fractional shares of the New Fund, the number of which will be determined by dividing (i) the value of the Fund’s assets, net of the Fund’s stated liabilities, computed pursuant to the valuation procedures set forth in the Fund’s then current Prospectus and Statement of Additional Information as of the Valuation Date, by (ii) the net asset value of one share of the New Fund computed using the market valuation procedures set forth in the New Fund’s then current Prospectus and Statement of Additional Information as of the Valuation Date. The Fund will then distribute the shares of the New Fund received by it pro rata to its shareholders of record as of the Valuation Date in exchange for such shareholders’ proportional interests in the Fund. The New Fund shares received by the Fund’s shareholder will have the same aggregate net asset value as such shareholder’s interest in the Fund as of the Valuation Date.

        Expenses. While the Plan provides that the Hennessy Select Large Value Fund and the Tamarack Value Fund are each responsible for their respective expenses related to the Reorganization, Voyageur Asset Management, Inc. and Hennessy Advisors, Inc. will pay all of the expenses related to the Reorganization. The costs of the Reorganization include, but are not limited to, costs associated with the preparation and filing of the Registration Statement and printing and distribution of the Proxy Statement, legal fees, accounting fees, securities registration fees, proxy solicitation expenses and other expenses of holding the special meeting.

        Required Approvals. Approval of the Plan and the resulting Reorganization will require the affirmative vote of a “majority of the outstanding voting securities” of the Fund. The term “majority of the outstatnding voting securities” of the Fund means: the affirmative vote of the lesser of (i) 67% of the voting securities of the Fund present at the meeting if more than 50% of the outstanding shares of the Fund are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Fund.

        Amendments and Conditions. Generally, the Plan may be amended by the mutual written consent of the parties thereto, notwithstanding approval thereof by Fund shareholders, provided that no such amendment will have a material adverse effect on the interests of such shareholders without their further approval. The obligations of the Fund and the New Fund pursuant to the Plan are subject to various conditions, including the requisite approval of the Reorganization by the Fund’s shareholders, the receipt of a legal opinion as to tax matters and the confirmation by the Fund and the New Fund of the continuing accuracy of their respective representations and warranties contained in the Plan.

        Termination. The Plan may be terminated, and the Reorganization abandoned, whether before or after the requisite approval by the shareholders of the Fund, at any time prior to the closing, (i) by the Tamarack Funds Trust if any conditions precedent to the obligations of the Fund have not been fulfilled or waived; (ii) by Hennessy Funds Trust if any conditions precedent to the obligations of the New Fund have not been fulfilled or waived; or (iii) by mutual consent of the Tamarack Funds Trust and Hennessy Funds Trust.

        Indemnification. Hennessy Funds Trust and the New Fund have agreed to indemnify the Tamarack Funds Trust and its trustees and officers from all liabilities that may arise in connection with, or as a result of, a breach of representation or warranty made by Hennessy Funds Trust or the New Fund.

        The Tamarack Funds Trust and the Fund have agreed to indemnify Hennessy Funds Trust and its trustees and officers from all liabilities that may arise in connection with, or as a result of, a breach of representation or warranty made by the Tamarack Funds Trust or the Fund.

C.	Description of the New Fund Shares

        Each New Fund share issued to Fund shareholders in connection with the Reorganization will be duly authorized, validly issued, fully paid and nonassessable when issued, and will be transferable without restriction and will have no preemptive or conversion rights. The New Fund shares will be sold and redeemed based upon the net asset value of the New Fund next determined after receipt of the purchase or redemption request, as described in the New Fund’s Prospectus.

D.	Reasons for the Reorganization Considered by the Board

        The Board of Trustees, including a majority of the independent trustees, has determined that the interests of the Fund’s shareholders will not be diluted as a result of the proposed Reorganization and that the proposed Reorganization is in the best interests of the Fund’s shareholders.

        The reasons that the Reorganization is proposed by the Advisor are described above under “Synopsis – Reasons for the Reorganization/Board Deliberations.”

        If the Plan is not approved by the Fund’s shareholders, then the Fund will continue to operate and the Board may take any further action it deems to be in the best interest of the Fund and its shareholders, subject to approval by the Fund’s shareholders if required by applicable law.

E.	Federal Income Tax Consequences

        As a condition of the Reorganization, the Fund and the New Fund will have received an opinion of Foley & Lardner LLP, legal counsel to Hennessy Funds Trust and the New Fund, to the effect that for federal income tax purposes: (i) the transfer of all of the assets and the stated liabilities of the Fund to the New Fund in exchange for a number of shares of the New Fund equal in dollar value to the Fund’s shares that each shareholder owned at the time the Plan is implemented, and the distribution of those shares to shareholders of the Fund, will consist of a “reorganization” within the meaning of Section 368(a) of the Code, and the Fund and the New Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code in respect of the Reorganization; (ii) no gain or loss will be recognized by the Fund upon the transfer of its assets and stated liabilities to the New Fund solely in exchange for a number of shares of the New Fund equal in dollar value to the Fund’s shares that each shareholder owned at the time the Plan is implemented; (iii) no gain or loss will be recognized by the New Fund upon receipt of the assets and assumption of the liabilities of the Fund solely in exchange for a number of shares of the New Fund equal in dollar value to the Fund’s shares that each shareholder owned at the time the Plan is implemented; (iv) the basis of the Fund’s assets received by the New Fund in connection with the Reorganization will be the same as the basis of those assets in the hands of the Fund immediately prior to the Reorganization; (v) the holding period for the Fund’s assets in the hands of the New Fund will include the period for which such assets have been held by the Fund; (vi) no gain or loss will be recognized by the Fund on the distribution to its shareholders of the shares of the New Fund that it receives in connection with the Reorganization; (vii) no gain or loss will be recognized by the shareholders of the Fund upon their receipt of the shares of the New Fund in exchange for such shareholders’ shares of the Fund; (viii) the basis of the shares of the New Fund received by the shareholders of the Fund will be the same as the basis of the Fund shares surrendered by such shareholders in connection with the Reorganization (ix) the holding period for the shares of the New Fund received by the Fund’s shareholders will include the period during which such shareholders held the Fund shares surrendered in exchange therefor; provided that such Fund shares are held as capital assets in the hands of such Fund shareholders on the date of the exchange; and (x) the New Fund will succeed to and take into account the tax attributes described in Section 381(c) of the Code of the Fund as of the effective time of the Reorganization with respect to the Fund, subject to the conditions and limitations specified in the Code.

        Although the Fund is not aware of any adverse state income tax consequences, its has not made any investigation as to those consequences for its shareholders. Additionally, the New Fund and the Fund have not sought, and will not seek, a private letter ruling form the Internal Revenue Service (“IRS”) with respect to the federal income tax consequences of the Reorganization. The opinion of Foley & Lardner LLP with respect to the federal income tax consequences of the Reorganization is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Shareholders should consult their own advisors concerning potential tax consequences of the Reorganization to them, including any applicable foreign, state or local income tax consequences.

F.	Comparison of Shareholder Rights

        Set forth below is a discussion of the material similarities and differences in the rights of shareholders of the Fund versus the rights of shareholders of the New Fund.

        Governing Law. The Fund is organized as a separate series of Tamarack Funds Trust. The New Fund is organized as a separate series of Hennessy Funds Trust. Both Tamarack Funds Trust and Hennessy Funds Trust are organized as statutory trusts under Delaware law, and each of the Fund and the New Fund is authorized to issue an unlimited number of shares of beneficial interest, no par value.

        The operations of each of the Fund and the New Fund are governed by its trust instrument, by-laws, and applicable Delaware law.

        Shareholder Liability. Under Delaware law, trustees and shareholders of a statutory trust are generally afforded by statute the same limited liability as their corporate counterparts and are permitted liberal indemnification rights. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the fund or the fund’s investment advisor was unable to meet its obligations. Both the Fund and the New Fund are required to indemnify their respective trustees and officers against liabilities and expenses incurred in connection with proceedings relating to their positions as officers or trustees, except under certain limited circumstances relating to the culpability of such officers or trustees.

        Board of Trustees. Each of the Fund and the New Fund, being a series of a Delaware statutory trust, has a Board of Trustees. The composition of the Board of Trustees of the Tamarack Funds Trust is different from that of Hennessy Funds Trust, both in terms of membership and size. For more information, refer to the January 28, 2008 Statement of Additional Information for the Fund, as supplemented July 31, 2008, and the SAI, which are incorporated by reference into this proxy statement/prospectus.

G.	Capitalization

        The capitalization of the Fund as of September 30, 2008 (with all Classes combined) and the New Fund’s pro forma combined capitalization after giving effect to the proposed Reorganization are as follows:

	Tamarack Value Fund	Hennessy Select Large Value Fund	Pro Forma Combined*
Class A
Aggregate Net Assets	$463,587	$0	$463,587
Shares Outstanding	21,309	0	21,309
Net Asset Value Per Share	$21.76	$0	$21.76
Class C
Aggregate Net Assets	$24,396	$0	$24,396
Shares Outstanding	1,140	0	1,140
Net Asset Value Per Share	$21.39	$0	$21.39
Class R
Aggregate Net Assets	$3,485	$0	$3,485
Shares Outstanding	161	0	161
Net Asset Value Per Share	$21.67	$0	$21.67
Class S
Aggregate Net Assets	$174,232,237	$0	$174,232,237
Shares Outstanding	7,993,341	0	7,993,341
Net Asset Value Per Share	$21.80	$0	$21.80
Aggregate Basis
Aggregate Net Assets	$174,723,705	$0	$174,723,705
Shares Outstanding	8,015,951	0	8,015,951

* Prior to the proposed Reorganization, the New Fund is not expected to have any assets.

V.	INFORMATION ABOUT THE FUND AND THE NEW FUND

A.	Investment Objective and Investment Strategies

        Fund

        For a discussion of the Fund’s investment objective, investment strategies and risks, see the Prospectus of Tamarack Value Fund, dated January 28, 2008, as supplemented July 28, 2008.

        New Fund

        Investment Objective and Investment Strategies. The New Fund seeks long-term growth of capital and current income. The New Fund invests in larger capitalization companies that are out of favor and undervalued based on their earnings, assets and/or dividends. The New Fund’s goal is to invest in stocks that offer above-average potential for growth in principal and income while assuming a lower risk profile than the overall market.

        The New Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks that are considered to be undervalued in relation to earnings, dividends and/or assets. The New Fund invests in stocks that, at the time of initial purchase, meet each of the following criteria:

•	stocks that the portfolio managers consider to be undervalued based on their earnings, dividends and/or assets or other widely recognized stock valuation measurements; and

•	stocks that the portfolio managers believe have sound businesses with good future potential based on their fundamental characteristics.

        The New Fund normally invests for the long-term, but may sell a security at any time that the New Fund’s portfolio managers consider it to be overvalued or otherwise unfavorable. With respect to stocks, the New Fund generally requires a minimum market capitalization of $1 billion at time of purchase, and there is no maximum market capitalization.

        In order to provide a degree of flexibility, the New Fund may change its investment objective without obtaining shareholder approval. An investment objective is not a guarantee. A full discussion of all permissible investments can be found in the SAI.

        Principal Risks. As with any security, there are market and investment risks associated with an investment in the New Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the New Fund include the following:

        Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

        Active Management Risk: The New Fund is actively managed and its performance therefore will reflect in part the ability of the New Fund’s portfolio managers to make investment decisions that are suited to achieving the New Fund’s investment objective. The New Fund could underperform other mutual funds with similar investment objectives.

        Medium Sized Companies Risk: The New Fund may invest in medium sized companies, which may have limited liquidity and greater price volatility than larger, more established companies.

B.	Performance

        Fund

        For a discussion of the Fund’s performance during the fiscal year ended September 30, 2008, see the Prospectus of Tamarack Value Fund, dated January 28, 2008, as supplemented July 28, 2008.

        New Fund

        The New Fund has not yet commenced operations and has no investment performance.

C.	Advisor and Fund Manager

        Fund

        For a discussion of the Fund’s Advisor, see the Prospectus of Tamarack Value Fund, dated January 28, 2008, as supplemented July 28, 2008.

        New Fund

        Manager. Hennessy Advisors, Inc. is the investment manager of the New Fund. The Manager’s address is 7250 Redwood Blvd., Suite 200, Novato, CA 94945.

        The Manager has been providing investment advisory services since 1989. The Manager furnishes the New Fund with office space and certain administrative services and provides most of the personnel needed by the New Fund.

        Sub-Advisor. The Manager has delegated the day-to-day management of the New Fund to a sub-advisor, Voyageur Asset Management Inc. Voyageur is a wholly-owned subsidiary of RBC Capital Markets Holdings (USA) Inc., which is an indirect wholly-owned subsidiary of Royal Bank of Canada. Voyageur has been registered with the Securities and Exchange Commission as an investment advisor since 1983, and has been a portfolio manager of publicly-offered mutual funds since 1986. Voyageur maintains its offices at 100 South Fifth St., Suite 2300, Minneapolis, Minnesota 55402.

        Portfolio Managers. The New Fund employs a team of seasoned portfolio managers who are equally responsible for the day-to-day management of the portfolio of the New Fund, and each of whom have responsibility for providing expertise in a focused number of industry sectors.

        Bruce W. Kaser, CFA, has been a senior portfolio manager at Voyageur Asset Management Inc. since 2007, was Senior Large Cap Value Portfolio Manager at Freedom Capital Management from 2000 to 2007 and began his career in the investment advisory business in 1985. He currently has responsibilities for Information Technology, Energy and Financials-Banks, Asset Managers sectors.

        Stuart A. Lippe, has been a senior portfolio manager at Voyageur since 2007, was Senior Large Cap Value Portfolio Manager at Freedom Capital Management from 2000 to 2007 and began his career in the investment advisory business in 1978. He currently has responsibilities for Health Care, Materials, Utilities and Financials-Insurance sectors.

        Barbara S. Browning, CFA, has been a senior portfolio manager at Voyageur since 2007, was Portfolio Manager and Research Analyst on Freedom Capital Management’s Value team and began her career in the investment advisory business in 1991. She currently has responsibilities for Consumer Discretionary, Consumer Staples and Telecommunications sectors.

        Adam D. Scheiner, CFA, has been a senior portfolio manager at Voyageur since 2007, was Portfolio Manager and Research Analyst on Credit Suisse Asset Management’s large cap value team and began his career in the investment advisory business in 1989. He currently has responsibilities for Health Care, Materials, Utilities and Financials-Insurance sectors.

        The SAI, which is incorporated by reference into this Prospectus, provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

        Management Fee. For its services, the New Fund pays the Manager a monthly management fee based upon its average daily net assets. The advisory fee is 0.85%. As noted above, the Manager has agreed, until March 2010, to contractually waive its advisory fee to the extent necessary to ensure that “Net Expenses” for Original Class shares of the New Fund do not exceed 1.30% of the average daily net assets. The Manager pays Voyageur Asset Management Inc. an annual sub-advisory fee of 0.35% of the average daily net assets of the New Fund. The Manager pays sub-advisory fees from its own assets, and these fees are not an additional expense of the Fund.

        A discussion regarding the basis for the Board of Trustees approving the investment advisory agreements with the Manager and Voyageur Asset Management Inc. will be available in the annual report of the Hennessy Funds to shareholders for the period ending October 31, 2009.

        Shareholder Servicing Agreement. The New Fund has entered into a Shareholder Servicing Agreement with the Manager. The Servicing Agreement provides that the Manager will provide administrative support services to the New Fund consisting of:

•	maintaining an “800” number that current shareholders may call to ask questions about the New Fund or their accounts with the New Fund;

•	assisting shareholders in processing exchange and redemption requests;

•	assisting shareholders in changing dividend options, account designations and addresses;

•	responding generally to questions of shareholders; and

•	providing such other similar services as the New Fund may request.

        For such services, the New Fund will pay an annual service fee to the Manager equal to 0.10% of its average daily net assets.

        Payments to Financial Intermediaries. The Manager may pay additional compensation (at its own expense and not as an expense of the New Fund) to certain brokers, dealers or other financial intermediaries in connection with the sale or retention of New Fund shares and/or shareholder servicing. These payments may be made to intermediaries that provide shareholder servicing and marketing support. Shareholders should ask their financial intermediaries for more details about any such payments it receives. Notwithstanding the payments described above, the Manager is prohibited from considering a broker-dealer’s sale of New Fund shares in selecting such broker-dealer for the execution of New Fund portfolio transactions, except as may be specifically permitted by law.

D.	Net Asset Value

        Fund

        For a discussion of how the offering price of the Fund’s shares is determined, see the Prospectus of Tamarack Value Fund, dated January 28, 2008, as supplemented July 28, 2008.

        New Fund

        The price a shareholder will pay to buy New Fund shares or the amount a shareholder will receive when selling New Fund shares is called the net asset value (referred to as the NAV). This is calculated by dividing the New Fund’s assets, minus its liabilities, by the number of shares outstanding. The NAV of the New Fund’s shares is normally determined as of the close of regular trading on the New York Stock Exchange (referred to as the NYSE), which is normally 4:00 P.M. Eastern time/1:00 P.M. Pacific time. New Fund shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays). The New Fund calculates its NAV based on the market prices of the securities (other than money market instruments) it holds. The New Fund values most money market instruments it holds at their amortized cost.

        If market quotations are not available, the New Fund will value securities at their fair value pursuant to the procedures established by and under the supervision of the Board of Trustees. The fair value of a security is the amount which the New Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the New Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE.

        The New Fund will process purchase and redemption orders received by U.S. Bancorp Fund Services, LLC (referred to as the Transfer Agent) prior to the close of regular trading on a day that the NYSE is open at the NAV determined later that day. It will process purchase and redemption orders that it receives after the close of regular trading at the NAV determined at the close of regular trading on the next day the NYSE is open. If an investor sends a purchase or redemption request to the New Fund’s corporate address, instead of to its Transfer Agent, the New Fund will forward it as promptly as practicable to the Transfer Agent, and the effective date of the purchase or redemption request will be delayed until the purchase or redemption request is received by the Transfer Agent.

E.	Shares

        Fund

        For a discussion of the Fund’s shares, including how the shares may be purchased and redeemed, see the Prospectus of Tamarack Value Fund, dated January 28, 2008, as supplemented July 28, 2008.

        New Fund

        Account Minimum Investments.

        The minimum initial investment in the New Fund is $2,500 for regular accounts and $250 for Individual Retirement Accounts (referred to as an IRA). For corporate sponsored retirement plans, there is no minimum initial investment. There is a $100 subsequent investment requirement for the New Fund. A $100 minimum exists for each additional investment made through the Automatic Investment Plan for the New Fund. The New Fund may waive the minimum investment requirements from time to time.

        Investors purchasing the New Fund through financial intermediaries’ asset based fee programs may have the above minimum investments waived by their intermediary since the intermediary, rather than the New Fund, absorbs the increased costs of small purchases.

        Market Timing Policy. Frequent purchases and redemptions of shares of the New Fund by a shareholder may harm other shareholders of the New Fund by interfering with efficient management of the New Fund’s portfolio, increasing brokerage and administrative costs, and potentially diluting the value of their shares. Accordingly, the Board of Trustees discourages frequent purchases and redemptions of shares of the New Fund by reserving the right to reject any purchase order for any reason or no reason, including purchase orders from potential investors that the New Fund believes might engage in frequent purchases and redemptions of shares of the New Fund.

        The New Fund tracks shareholder and omnibus account subscription and redemption activity in an effort to detect any shareholders or institutions that might trade with a frequency harmful to other shareholders of the New Fund. In considering a shareholder’s trading activity, the New Fund may consider, among other factors, the shareholder’s trading history both directly and, if known, through financial intermediaries, in any of the Hennessy Funds. If frequent trading or market timing is detected, the New Fund, based on its assessment of the severity of the market timing, shall take one or more of the following actions: (1) advise the owner of the frequently traded account that any such future activity will cause a freezing of the account’s ability to transact subscriptions; (2) freeze the account demonstrating the activity from transacting further subscriptions; or (3) close the account demonstrating frequent trading activity.

        Although the New Fund has taken steps to discourage frequent purchases and redemptions of New Fund shares, it cannot guarantee that such trading will not occur.

        Telephone Privileges. The New Fund offers the ability to redeem or exchange shares or purchase additional shares via telephone. Telephone privileges are available on all accounts unless declined.

        How to Purchase Shares. Shares of the New Fund have not been registered for sale outside of the United States. The New Fund does not sell shares to non United States citizens. United States citizens living abroad may purchase shares of the New Fund only if they have a social security number and a physical address (not a P.O. box) within the United States. The only exception is for United States military with an APO or FPO address.

        Shareholders may purchase shares of the New Fund by check or wire. The New Fund will not accept payment in cash or money orders. All purchases must be in U.S. dollars, and all checks must be drawn on U.S. banks. In addition, cashiers checks in the amounts of less than $10,000 will not be accepted. To prevent check fraud, the New Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. In addition, the New Fund cannot accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.

        The New Fund will not issue certificates evidencing shares purchased. Instead, the New Fund will send investors a written confirmation for all purchases of shares. The New Fund reserves the right to reject any purchase in whole or in part.

        In compliance with the USA Patriot Act of 2001, please note that the Transfer Agent will verify certain information as part of the New Fund’s Anti-Money Laundering Compliance Program. If the New Fund does not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The New Fund reserves the right to close the account within five business days if clarifying information/documentation is not received.

        Purchasing Shares by Check. Investors simply complete the appropriate Account Application and mail it with a check, made payable to “Hennessy Funds,” to:

For regular mail delivery:	For overnight delivery:
Hennessy Funds	Hennessy Funds
c/o U.S. Bancorp Fund Services	c/o U.S. Bancorp Fund Services
P.O. Box 701	615 East Michigan St., 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202-5207

        The New Fund does not consider the U.S. Postal Service or other independent delivery services to be its agent. Therefore, deposit in the mail or with such services or receipt at the U.S. Bancorp Fund Services, LLC post office box of purchase applications or redemption requests does not constitute receipt by the Transfer Agent.

        Subsequent investments must be accompanied by a letter indicating the name(s) in which the account is registered and the account number or by the remittance portion of the account statement and returned to one of the above addresses.

        The Transfer Agent will charge a $25.00 fee against a shareholder’s account in addition to any loss sustained by the New Fund for any payment, check or electronic funds transfer returned to the Transfer Agent.

        How to Purchase Shares by Wire. A completed Account Application must be sent to the Transfer Agent by U.S. mail or overnight courier to one of the addresses listed above prior to wiring funds. If a shareholder is making an initial investment in the New Fund, the shareholder should contact the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 between 9:00 A.M. and 8:00 P.M Eastern time/6:00 A.M. and 5:00 P.M. Pacific time, on a day when the NYSE is open for trading to make arrangements with a service representative to submit a completed application via mail, overnight delivery or fax. Upon receipt of the application, the account will be established and a service representative will the shareholder within 24 hours to provide an account number and wiring instructions. If a shareholder is making a subsequent purchase, prior to wiring funds, the shareholder should be sure to notify the Transfer Agent. U.S. Bank must receive wired funds prior to the close of regular trading on the NYSE (4:00 P.M. Eastern time/1:00 P.M. Pacific time) to receive same day pricing. Wired funds received after that time will be processed the following day with the following day’s pricing. The New Fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.

        All wires should specify the name of the New Fund, the name(s) in which the account is registered, the account number and the amount being wired. It is essential that the shareholder’s bank include complete information about the shareholder’s account in all wire instructions. A shareholder’s bank may charge a fee for sending a wire to the New Fund.

        To ensure prompt and accurate credit upon receipt of a shareholder’s wire, the shareholder’s bank should transmit immediately available funds by wire in the shareholder’s name to:

Hennessy Funds
c/o U.S. Bank, N.A.	Credit: U.S. Bancorp Fund Services LLC
777 E. Wisconsin Ave.	Account Number: 112-952-137
Milwaukee, WI 53202	Further Credit: Mutual fund name, shareholder
ABA# 075000022	name and account number

        Purchasing Shares through Intermediaries. Shareholders may buy, sell and exchange shares of the New Fund through certain brokers (and their agents) that have made arrangements with the New Fund to sell its shares. When a shareholder places an order with a broker or its authorized agent, the order is treated as if the shareholder had placed it directly with the Transfer Agent, and the shareholder will pay or receive the next price calculated by the New Fund. The broker (or its agent) holds a shareholder’s shares in an omnibus account in the broker’s (or its agent’s) name, and the broker (or its agent) maintains the shareholder’s individual ownership records. The Manager may pay the broker (or its agent) for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge a shareholder a fee for handling the shareholder’s order. The broker (or its agent) is responsible for processing a shareholder’s order correctly and promptly, keeping the shareholder advised regarding the status of the shareholder’s individual account, confirming the shareholder’s transactions and ensuring that the shareholder receives copies of the New Fund’s prospectus.

        Purchases by Telephone. Shareholders may purchase additional shares of the New Fund by calling 1-800-261-6950 or 1-414-765-4124. Unless shareholders have elected to decline telephone privileges, telephone orders will be accepted via electronic funds transfer from a shareholder’s bank account through the Automated Clearing House (ACH) network. Shareholders must have banking information established on their account prior to making a purchase. Each telephone purchase must be in the amount of $100 or more. If a shareholder’s order is received prior to the close of trading on the NYSE, the shareholder’s shares will be purchased at the net asset value calculated on that date.

        Automatic Investment Plan. The New Fund offers an Automatic Investment Plan. This plan allows money to be moved from the shareholder’s bank account to the shareholder’s New Fund account on a systematic schedule (for example, monthly, bimonthly, quarterly or annually) that the shareholder selects. After a shareholder’s initial investment in the New Fund, a shareholder may authorize the New Fund to withdraw amounts of $100 or more.

        The Transfer Agent will charge shareholders a $25 fee if the automatic investment cannot be made due to insufficient funds, stop payment or for any other reason. The New Fund may terminate or modify this privilege at any time. Any request to change or terminate an Automatic Investment Plan should be submitted to the Transfer Agent by telephone at 1-800-261-6950 or 1-414-765-4124 or in written form five days prior to the effective date.

        Retirement Plans. Shareholders may invest in the New Fund under the following retirement plans:

•	Coverdell Education Savings Account
•	Traditional IRA
•	Roth IRA
•	SEP-IRA for sole proprietors, partnerships and corporations
•	SIMPLE-IRA

        The New Fund recommends that investors consult with a financial and/or tax advisor regarding IRAs before investing in the New Fund. The annual IRA maintenance fee is $15 (capped at $30 per social security number). The fee for a transfer, distribution or recharacterization of an IRA is $25 per transaction. Complete details on fees are outlined in Hennessy Funds’ Individual Retirement Account & Coverdell Educational Savings Account Disclosure Statement.

        How To Sell Shares. Shareholders may sell (redeem) New Fund shares on any day the New Fund and the NYSE are open for business either directly through the New Fund or through the shareholder’s investment representative. Redemptions that are received no later than 4:00 P.M. Eastern time/1:00 P.M. Pacific time will be priced and processed as of the close of business on that day. Requests received after that time will be processed as of the close of business on the next business day.

        How to Sell by Mail. Shareholders may redeem their shares by sending a written request to the Transfer Agent. After a shareholder’s request is received in “good order,” the New Fund will redeem the shareholder’s shares at the next NAV. To be in “good order,” redemption requests must include the following: (i) the name of the New Fund account; (ii) the account number; (iii) the number of New Fund shares or the dollar value of New Fund shares to be redeemed; (iv) any signature guarantees that are required; and (v) any additional documents that might be required for redemptions by corporations, executors, administrators, trustees, guardians or other similar shareholders. In addition, a shareholder should specify whether proceeds are to be sent by mail, wire or electronic funds transfer through the Automated Clearing House (ACH) network to the bank account that the shareholder has designated on its Account Application. To add wire instructions to an account at the time of the redemption, a signature guarantee is required. The letter should be signed by all shareholders whose names appear on the account registration. Corporate and institutional investors and fiduciaries should contact the Transfer Agent to ascertain what additional documentation is required.

        How to Sell by Telephone. Unless a shareholder has declined telephone privileges on the shareholder’s account, the shareholder may redeem all or some of the shareholder’s shares, up to a maximum of $100,000, by calling the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 between 9:00 A.M. and 8:00 P.M. Eastern time/6:00 A.M. and 5:00 P.M. Pacific time, on a day when the NYSE is open for trading. Redemption requests received no later than 4:00 P.M. Eastern time/1:00 P.M. Pacific time will be priced and processed as of the close of business on that day. Requests received after that time will be processed as of the close of business on the next business day. Telephone redemptions will not be accepted for retirement accounts.

        When a shareholder establishes telephone privileges, the shareholder is authorizing the New Fund and the Transfer Agent to act upon the telephone instructions of the person or persons the shareholder has designated in the shareholder’s Account Application.

        Redemption proceeds will be transferred to the bank account the shareholder has designated on the shareholder’s Account Application.

        Before acting on instructions received by telephone, the New Fund and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. These procedures may include recording the telephone call and asking the caller for a form of personal identification. If the New Fund and the Transfer Agent follow these reasonable procedures, they will not be liable for any loss, expense, or cost arising out of any telephone transaction request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. The New Fund may change, modify or terminate these privileges at any time upon written notice to shareholders. The New Fund may suspend temporarily the redemption privilege in emergency situations or in cases where, in the judgment of the New Fund, continuation of the privilege would be detrimental to the New Fund and its shareholders. Such temporary suspension can be without prior notification to shareholders.

        Shareholders may have difficulties in making a telephone redemption during periods of abnormal market activity. If this occurs, shareholders may make their redemption request in writing.

        Signature Guarantees. To protect the New Fund and its shareholders, a signature guarantee is required in the following situations:

•	The redemption request includes a change of address, or a change of address request was received by the Transfer Agent within the last 30 days;

•	The redemption proceeds are to be sent to a person, address or bank account not on record;

•	IRA transfer;

•	When establishing or modifying certain services on the account;

•	Account ownership is changed; and

•	The redemption request is over $100,000.

        In addition to the situations described above, the New Fund and/or the Transfer Agent may require a signature guarantee in other instances based on the circumstances relative to the particular situation.

        Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (STAMP). A notarized signature is not an acceptable substitute for a signature guarantee.

        The New Fund may waive the signature guarantee for employees and affiliates of the Manager, the distributor, the administrator and family members of the foregoing.

        Receipt of Redemption Proceeds. Payment of redemption proceeds will be made promptly, but not later than seven days after the receipt of a shareholder’s written request in proper form. If a shareholders does not purchase shares by wire, the New Fund may delay payment of the shareholder’s redemption proceeds for up to 15 days from date of purchase or until the shareholder’s check has cleared, whichever occurs first.

        If a shareholder redeems by phone, payment will usually be made on the next business day. A shareholder may have a check sent to the shareholder at the shareholder’s address of record, proceeds may be wired to the shareholder’s predetermined bank account, or funds may be sent via electronic funds transfer through the Automated Clearing House (ACH) network to the pre-determined bank account. The minimum amount that may be wired is $1,000. Shareholders will be charged a wire transfer fee of $15. This fee will be deducted from a shareholder’s redemption proceeds for a complete redemption, or deducted from the shareholder’s remaining balance for a partial redemption, and paid to the Transfer Agent to cover costs associated with the transfer. In addition, a shareholder’s bank may charge a fee for receiving wires. There is no charge to receive redemption proceeds via the ACH network, however credit may not be available for 2-3 business days.

        The New Fund has the right to pay redemption proceeds to a shareholder in whole or in part by a distribution of securities from the New Fund’s portfolio. It is not expected that the New Fund would do so except in unusual circumstances. If the New Fund pays redemption proceeds by a distribution of securities, a shareholder could incur brokerage or other charges in converting the securities to cash.

        Involuntary Redemption of Account. The New Fund may redeem the shares in a shareholder’s account if the value of the shareholder’s account is less than $2,500 for three months or longer as a result of redemptions. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. Shareholders will be notified that the value of their account is less than $2,500 before the New Fund makes an involuntary redemption. The shareholder will then have 60 days in which to make an additional investment to bring the value of the shareholder’s account to at least $2,500 before the New Fund takes any action.

        How to Exchange Shares. A shareholder may exchange shares of the New Fund for shares of any other Hennessy fund any day the New Fund and the NYSE are open for business. Exchange requests received no later than 4:00 P.M. Eastern time/1:00 P.M. Pacific time will be priced and processed as of the close of business on that day. Requests received after that time will be processed as of the close of business on the next business day. Prior to making an exchange into any other Hennessy Fund, a shareholder should obtain and carefully read that fund’s prospectus, which may be obtained by calling 1-800-966-4354 or 1-415-899-1555.

        A shareholder may also exchange shares of the New Fund for shares of the First American Prime Obligations Fund, a money market mutual fund not affiliated with the Hennessy Funds or the Manager. The exchange privilege does not constitute an offering or recommendation on the part of the New Fund or the Manager of an investment in the First American Prime Obligations Fund. Prior to making an exchange into the First American Prime Obligations Fund, a shareholder should obtain and carefully read that fund’s prospectus, which may be obtained by calling 1-800-966-4354 or 1-415-899-1555.

        The New Fund reserves the right on notice to shareholders to limit the number of exchanges that can be made in any year to avoid excess expenses. The New Fund reserves the right to reject any exchange order. The New Fund may modify or terminate the exchange privilege upon written notice to shareholders. The New Fund may suspend temporarily the exchange privilege in emergency situations or in cases where, in the judgment of the New Fund, continuation of the privilege would be detrimental to the New Fund and its shareholders. Such temporary suspension can be without prior notification to shareholders. Shareholders may have a taxable gain or loss as a result of an exchange because the Internal Revenue Code treats an exchange as a sale of shares.

        Exchanging Shares by Mail. Shareholders may exchange New Fund shares simply by sending a written request to the Transfer Agent. Shareholders should give the name of their New Fund account, account number, the number of New Fund shares or the dollar value of New Fund shares to be exchanged, and the name of the other fund into which the exchange is being made. If a shareholder has an existing account with the other fund, the shareholder should also give the name and account number for that fund. The letter should be signed by all shareholders whose names appear on the account registration.

        Exchanging Shares by Telephone. Unless a shareholder has declined telephone privileges on, the shareholder may also exchange New Fund shares by calling the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 before the close of regular trading on the NYSE, which presently is 4:00 P.M. Eastern time/1:00 P.M. Pacific time.

        Systematic Cash Withdrawal Program. As another convenience, shareholders may redeem their New Fund shares through the Systematic Cash Withdrawal Program. If a shareholder elects this method of redemption, the New Fund will send the shareholder a check, or the shareholder may have the proceeds sent directly to the shareholder’s designated bank account via electronic funds transfer through the Automated Clearing House (ACH) network. The minimum payment amount is $100. Shareholders may choose to receive a payment each month or calendar quarter. A shareholder’s New Fund account must have a value of at least $10,000 in order to participate in this program. The Systematic Cash Withdrawal Program may be terminated at any time by the New Fund. A shareholder may also elect to terminate the shareholder’s participation in this program at any time by writing to the Transfer Agent five days prior to the next payment.

        A withdrawal involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to a shareholder’s account, the account ultimately may be depleted.

F.	Taxes, Dividends and Distributions

        Fund

        For a discussion of the Fund’s policy with respect to dividends and distributions and the tax consequences of an investment in the Fund’s shares, see the Prospectus of Tamarack Value Fund, dated January 28, 2008, as supplemented July 28, 2008.

        New Fund

        The New Fund will make distributions of dividends and capital gains, if any, annually, usually in November or December of each year.

        Shareholders have three distribution options:

•	Automatic Reinvestment Option – Both dividend and capital gains distributions will be reinvested in additional New Fund shares.

•	Cash Dividend Option – Dividends will be paid in cash and capital gains distributions will be reinvested in additional New Fund shares.

•	All Cash Option – Both dividend and capital gains distributions will be paid in cash.

        If a shareholder elects to receive distributions and or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the New Fund reserves the right to reinvest the distribution check in the shareholder’s account, at the current NAV of the New Fund, and to reinvest all subsequent distributions.

        The New Fund’s distributions, whether received in cash or additional shares of the New Fund, may be subject to federal and state income tax. These distributions may be taxed as ordinary income, dividend income or capital gains (which may be taxed at different rates depending on the length of time the New Fund holds the assets generating the capital gains).

        If a shareholder exchanges or sells the shareholder’s New Fund shares, it is considered a taxable event for the shareholder. Depending on the purchase price and the sale price of the shares the shareholder exchanges or sells, the shareholder may have a gain or a loss on the transaction. A shareholder is responsible for any tax liabilities generated by the shareholder’s transactions.

G.	Financial Information

        Fund

        For financial information about the Fund, see the Prospectus of Tamarack Value Fund, dated January 28, 2008, as supplemented July 28, 2008. The Fund will be the accounting survivor of the Reorganization.

        New Fund

        The New Fund has not yet commenced operations and has no historical financial information.

H.	Distribution Arrangements

        Fund

        For a discussion of the Fund’s distribution arrangements, see the Prospectus of Tamarack Value Fund, dated January 28, 2008, as supplemented July 28, 2008.

        New Fund

        For a discussion of the New Fund’s multi-class structure, see the SAI. The New Fund is no-load and does not have a Rule 12b-1 plan.

VI.	VOTING INFORMATION

        All shares of the Tamarack Value Fund are entitled to vote on the proposal to approve the Plan, and approval of the Plan requires the approval of all Classes voting together as a group. Thirty-three and one-third percent of the shares present in person or represented by proxy and entitled to vote at a shareholders’ meeting constitutes a quorum at such meeting. When a quorum is present, approval of the proposal will require the affirmative vote of a “majority of the outstanding voting securities” of the Tamarack Value Fund. The term “majority of the outstanding voting securities” means: the affirmative vote of the lesser of (i) 67% or more of the outstanding voting securities present at the meeting if more than 50% of the outstanding voting securities are present in person or by proxy or (ii) more than 50% of the outstanding voting securities.

        All shares represented by each properly signed proxy received before the meeting will be voted at the special meeting. Proxies may be voted by mail, by telephone or via the Internet (please refer to the toll free number or Internet address found on your Proxy Card). If a shareholder specifies how the proxy is to be voted on any business properly to come before the special meeting, it will be voted in accordance with instruction given. If no choice is indicated on the proxy, it will be voted “FOR” approval of the Reorganization. If any other matters come before the special meeting, proxies will be voted by the persons named as proxies in accordance with their best judgment.

        All proxies voted, including abstentions and broker non-votes (where the underlying holder has not voted and the broker does not have discretionary authority to vote the shares), will be counted toward establishing a quorum. Approval of the Reorganization will occur only if a sufficient number of votes are cast “FOR” that proposal. Abstentions and broker non-votes do not constitute a vote “FOR” and effectively result in a vote “AGAINST.”

        We may ask our shareholders to vote on a proposal to grant discretionary authority to adjourn the special meeting, if necessary or appropriate, to solicit additional proxies if there are insufficient votes at the time of the adjournment to approve the Plan. We currently do not intend to propose adjournment at the special meeting if there are sufficient votes to approve the Plan. Any business that might have been transacted at the special meeting may be transacted at any such adjourned session(s) at which a quorum is present. The special meeting may be adjourned from time to time by a majority of the votes properly cast upon the question of adjourning the special shareholder meeting to another date and time, whether or not a quorum is present, and the special shareholder meeting may be held as adjourned without further notice unless a new record date of the adjourned meeting is fixed or unless the adjournment is for more than sixty days from the date set for the original meeting, in which case the Board of Trustees must set a new record date. Notice of any such adjourned meeting will be given to each shareholder of record entitled to vote at the adjourned meeting in accordance with the Fund’s by-laws. With respect to the proposal to adjourn, there will be no broker non-votes and abstentions will have no effect on the outcome of the proposal. Unless marked to the contrary, proxies received will be voted “FOR” the proposal to adjourn.

A.	Method and Cost of Solicitation

        This proxy statement/prospectus is being sent to you in connection with the solicitation of proxies by the Board of Trustees for use at the special meeting. It is expected that the solicitation of proxies will be primarily by mail, telephone and via the Internet. Voyageur Asset Management, Inc. and Hennessy Advisors, Inc. will pay all of the expenses related to the special meeting, including costs associated with the solicitation of proxies such as copying, printing and mailing proxy materials.

        The Advisor and the Manager have retained, at their expense, D.F. King & Co., Inc. to assist in the solicitation of proxies. The cost of solicitation is currently estimated to be approximately $25,000 in the aggregate.

B.	Right of Revocation

        Any shareholder giving a proxy may revoke it before it is exercised at the special meeting, either by providing written notice to the Fund, by submission of a later-dated, duly executed proxy or by voting in person at the special meeting. If not so revoked, the votes will be cast at the special meeting, and any postponements or adjournments thereof. Attendance by a shareholder at the special meeting does not, by itself, revoke a proxy.

C.	Voting Securities and Principal Holders

        Shareholders of the Fund at the close of business on January 6, 2009 (referred to as the Record Date) will be entitled to be present and vote at the special meeting. As of that date, there were 7,734,543 shares of the Fund outstanding and entitled to vote (including omnibus accounts representing multiple underlying beneficial owners such as those in the names of brokers), representing total net assets of approximately $133,576,383. Each outstanding share is entitled to one vote.

        As of the Record Date, the Fund’s shareholders of record and/or beneficial owners (to the Tamarack Funds Trust’s knowledge) who owned five percent or more of the Fund’s total outstanding shares is set forth below:

CHARLES SCHWAB & CO INC	1,453,801	18.80%
REINVEST ACCOUNT
SAN FRANCISCO, CA
NATL FINANCIAL SVCS CORP	638,733	8.26%
FOR EXCLUSIVE BENEFIT OF CUSTOMERS
NEW YORK, NY

        The Officers and Trustees of the Tamarack Funds Trust, as a group, owned of record and beneficially less than one percent of the outstanding voting securities of the Fund as of the Record Date.

VII.	ADDITIONAL INFORMATION

        Documents that relate to the Tamarack Funds are available, without charge, by writing to Tamarack Value Fund at P.O. Box 219757, Kansas City, Missouri 64121-9757, or by calling 1-800-422-2766. Documents that relate to the Hennessy Funds are available, without charge, by writing to Hennessy Funds at 7250 Redwood Blvd., Suite 200, Novato, California 94945, or by calling 1-800-966-4353.

        The Fund and the New Fund are subject to the requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith, file reports, proxy materials, and other information relating to the Fund and the New Fund, respectively, with the SEC. Reports, proxy and information statements, and other information filed by Hennessy Funds Trust and Tamarack Funds Trust, on behalf of the New Fund and the Fund, can be obtained by calling or writing the funds and can also be inspected and copied by the public at the public reference facilities maintained by the SEC in Washington, DC located at Room 1580, 100 F Street, N.E., Washington DC 20549. Copies of such material can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington DC 20549, or obtained electronically from the EDGAR database on the SEC’s website (www.sec.gov).

        It is expected that this proxy statement will be mailed to shareholders on or about January 21, 2009.

VIII.	MISCELLANEOUS INFORMATION

A.	Other Business

        The Board of Trustees of the Tamarack Funds knows of no other business to be brought before the special meeting. If any other matters come before the special meeting, it is the board’s intention that proxies that do not contain specific restrictions to the contrary will be voted on those matters in accordance with the judgment of the persons named in the enclosed form of proxy.

B.	Next Meeting of Shareholders

        The Fund is not required and does not intend to hold annual or other periodic meetings of shareholders except as required by the 1940 Act. By observing this policy, the Fund seeks to avoid the expenses customarily incurred in the preparation of proxy material and the holding of shareholder meetings, as well as the related expenditure of staff time. If the Reorganization is not completed, the next meeting of the shareholders of the Fund will be held at such time as the Board of Trustees may determine or at such time as may be legally required. Any shareholder proposal intended to be presented at such meeting must be received by the Fund at its office at a reasonable time before the meeting, as determined by the Board, to be included in the Fund’s proxy statement and form of proxy relating to that meeting, and must satisfy all other legal requirements.

C.	Legal Matters

        The validity of the issuance of the New Fund shares will be passed upon by Foley & Lardner LLP, Milwaukee, Wisconsin.

D.	Experts

        The financial statements of Large Cap Growth Fund, Mid Cap Growth Fund, SMID Cap Growth Fund, Enterprise Fund, Small Cap Core Fund, Value Fund, and Microcap Value Fund, a Series of the Tamarack Funds Trust, incorporated by reference in the Statement of Additional Information which is part of such Registration Statement, to the Tamarack Fund’s Annual Report to Shareholders have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference. Such financial statements have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

By Order of the Board of Trustees of Tamarack Funds,
_________________________________________________

January 21, 2009

EXHIBIT A

AGREEMENT AND PLAN OF REORGANIZATION

        THIS AGREEMENT AND PLAN OF REORGANIZATION (this “Agreement”) is made as of this 16th day of January, 2009, by and between Hennessy Funds Trust (“Hennessy Funds”), a Delaware statutory trust, on behalf of Hennessy Select Large Value Fund (the “Acquiring Fund”), a series of Hennessy Funds, and Tamarack Funds Trust, a Delaware business trust (“Tamarack Funds”), on behalf of Tamarack Value Fund (the “Acquired Fund”), a series of Tamarack Funds.

        In accordance with the terms and conditions set forth in this Agreement, the parties desire that all of the assets of the Acquired Fund be transferred to the Acquiring Fund, and that the Acquiring Fund assume the Stated Liabilities (as defined in paragraph 1.3) of the Acquired Fund, in exchange for shares of the Acquiring Fund (“Acquiring Fund Shares”), and that these Acquiring Fund Shares be distributed immediately after the Closing, as defined in this Agreement, by the Acquired Fund to its shareholders in liquidation of the Acquired Fund. This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”).

        In consideration of the promises and of the covenants and agreements hereinafter set forth, the parties hereto, intending to be legally bound hereby, covenant and agree as follows:

1.	REORGANIZATION OF ACQUIRED FUND

        Subject to the terms and conditions herein set forth, and on the basis of the representations and warranties contained herein, the Acquired Fund shall assign, deliver and otherwise transfer its assets as set forth in paragraph 1.2 (the “Fund Assets”) to the Acquiring Fund and the Acquiring Fund shall assume the Acquired Fund’s Stated Liabilities. The Acquiring Fund shall, as consideration therefor, on the Closing Date (as defined in paragraph 3.1), deliver to the Acquired Fund full and fractional Acquiring Fund Shares, the number of which shall be determined by dividing (a) the value of the Acquired Fund assets, net of the Acquired Fund’s Stated Liabilities, computed in the manner and as of the time and date set forth in paragraph 2.1, by (b) the net asset value of one share of the Acquiring Fund computed in the manner and as of the time and date set forth in paragraph 2.2. Such transfer, delivery and assumption shall take place at the closing provided for in paragraph 3.1 (hereinafter sometimes referred to as the “Closing”). Immediately following the Closing, the Acquired Fund shall distribute the Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund as provided in paragraph 1.4 hereof. Such transactions are hereinafter sometimes collectively referred to as the “Reorganization.” The Acquiring Fund is currently a shell series, without assets or liabilities, created for the purpose of acquiring the assets and Stated Liabilities of the Acquired Fund.

        1.1     (a) With respect to the Acquired Fund, the Fund Assets shall consist of all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, instruments, claims and receivables (including dividend and interest receivables) owned by the Acquired Fund, and any prepaid expenses shown as an asset on the Acquired Fund’s books on the Closing Date.

        (b)     Not less than 7 days before the Closing Date, the Acquired Fund will provide the Acquiring Fund with a schedule of its assets and its known liabilities, and the Acquiring Fund will provide the Acquired Fund with a copy of the current investment objective and policies applicable to the Acquiring Fund. The Acquired Fund reserves the right to sell or otherwise dispose of any of the securities or other assets shown on the list of the Acquired Fund’s Assets before the Closing Date but will not, without the prior approval of the Acquiring Fund, acquire any additional securities. Not less than 4 days before the Closing Date, the Acquiring Fund will advise the Acquired Fund of any investments of the Acquired Fund shown on such schedule which the Acquiring Fund would not hold on the Closing Date, pursuant to its stated investment objective and policies or otherwise. If the Acquired Fund holds any investments that the Acquiring Fund would not hold on the Closing Date under its stated investment objective or policies or otherwise, the Acquired Fund, if requested by the Acquiring Fund, will dispose of those securities prior to the Closing Date to the extent practicable. In addition, if it is determined that the portfolios of the Acquired Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations to which the Acquiring Fund is or will be subject with respect to such investments, the Acquired Fund, if requested by the Acquiring Fund, will dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.

        1.2     The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund will assume all liabilities and obligations reflected on an unaudited statement of assets and liabilities of the Acquired Fund prepared by the administrator of Hennessy Funds as of the Applicable Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period (“Stated Liabilities”) pursuant to an “agreed upon procedures” audit performed by an independent registered public accounting firm in accordance with generally accepted accounting principles consistently applied, such audit to be paid for by the Fund’s administrator, and such audit to include an independent valuation of all of the Acquired Fund’s assets. The Acquiring Fund shall assume only the Stated Liabilities of the Acquired Fund, and no other liabilities or obligations, whether absolute or contingent, known or unknown, accrued or unaccrued.

        1.3     Immediately following the Closing, the Acquired Fund will distribute the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1 pro rata to its shareholders of record determined as of the close of business on the Closing Date (“Acquired Fund Investors”) in complete liquidation of the Acquired Fund. That distribution will be accomplished by an instruction, signed by an appropriate officer of Hennessy Funds, to transfer the Acquiring Fund Shares then credited to the Acquired Fund’s account on the books of the Acquiring Fund to open accounts on the books of the Acquiring Fund established and maintained by the Acquiring Fund’s transfer agent in the names of record of the Acquired Fund Investors and representing the number of shares of the Acquiring Fund due such Acquired Fund Investor. All issued and outstanding shares of the Acquired Fund will be cancelled simultaneously therewith on the Acquired Fund’s books, and any outstanding share certificates representing interests in the Acquired Fund will represent only the right to receive such number of Acquiring Fund Shares after the Closing as determined in accordance with paragraph 1.l.

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        1.4     Following the transfer of assets by the Acquired Fund to the Acquiring Fund, the assumption of the Acquired Fund’s Stated Liabilities by the Acquiring Fund, and the distribution by the Acquired Fund of the Acquiring Fund Shares received by it pursuant to paragraph 1.4, the Acquired Fund shall terminate its qualification, classification and registration with all appropriate federal and state agencies. Any reporting or other responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund up to and including the date on which the Acquired Fund is terminated and deregistered, subject to any reporting or other obligations described in paragraph 4.8.

2.	VALUATION

        2.1     The value of the Acquired Fund’s Fund Assets shall be the value of those assets computed as of the time at which its net asset value is calculated pursuant to the valuation procedures set forth in the Acquiring Fund’s then-current Prospectus and Statement of Additional Information on the business day immediately preceding the Closing Date, or at such time on such earlier or later date as may mutually be agreed upon in writing among the parties hereto (such time and date being herein called the “Applicable Valuation Date”).

        2.2     The net asset value of each share of the Acquiring Fund shall be the net asset value per share computed on the Applicable Valuation Date, using the market valuation procedures set forth in the Acquiring Fund’s then-current Prospectus and Statement of Additional Information.

        2.3     All computations of value contemplated by this Article 2 shall be made by the Acquiring Fund’s administrator in accordance with its regular practice as pricing agent. The Acquiring Fund shall cause its administrator to deliver a copy of its valuation report to the Acquired Fund at the Closing.

3.	CLOSING(S) AND CLOSING DATE

        3.1     The Closing for the Reorganization shall occur on [•], 2009 and/or on such other date(s) as may be mutually agreed upon in writing by the parties hereto (each, a “Closing Date”). The Closing(s) shall be held at the offices of Tamarack Funds, or at such other location as is mutually agreeable to the parties hereto. All acts taking place at the Closing(s) shall be deemed to take place simultaneously as of 9:00 a.m., local time on the Closing Date unless otherwise provided.

        3.2     The Acquiring Fund’s custodian shall deliver at the Closing evidence that: (a) the Fund Assets have been delivered in proper form to the Acquiring Fund on the Closing Date and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, by the Acquired Fund in conjunction with the delivery of portfolio securities.

        3.3     Notwithstanding anything herein to the contrary, if on the Applicable Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Acquiring Fund, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Applicable Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption and reporting shall have been restored.

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4.	COVENANTS WITH RESPECT TO THE ACQUIRING FUND AND THE ACQUIRED FUND

        4.1     With respect to the Acquired Fund, Tamarack Funds has called or will call a meeting of Acquired Fund shareholders to consider and act upon this Agreement and to take all other actions reasonably necessary to obtain the approval of the transactions contemplated herein, including approval for the Acquired Fund’s liquidating distribution of Acquiring Fund Shares contemplated hereby, and for the Acquired Fund to terminate its qualification, classification and registration if requisite approvals are obtained with respect to the Acquired Fund. Tamarack Funds on behalf of the Acquired Fund shall prepare the notice of meeting, form of proxy and proxy statement (collectively, “Proxy Materials”) to be used in connection with that meeting.

        4.2     Tamarack Funds on behalf of the Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

        4.3     Tamarack Funds on behalf of the Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of shares of the Acquired Fund.

        4.4     Subject to the provisions hereof, Hennessy Funds, on behalf the Acquiring Fund, and Tamarack Funds on behalf of the Acquired Fund, will take, or cause to be taken, all actions, and do, or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated herein.

        4.5     The Acquired Fund shall furnish to the Acquiring Fund on the Closing Date, a final statement of the total amount of the Acquired Fund’s assets and liabilities as of the Closing Date.

        4.6     Hennessy Funds, on behalf of the Acquiring Fund, has prepared and filed, or will prepare and file, with the Securities and Exchange Commission (the “SEC”) a registration statement on Form N-14 under the Securities Act of 1933, as amended (the “1933 Act”), relating to the Acquiring Fund Shares (the “Registration Statement”). The Acquired Fund has provided or will provide the Acquiring Fund with the Proxy Materials for inclusion in the Registration Statement, prepared in accordance with paragraph 4.1, and with such other information and documents relating to the Acquired Fund as are requested by the Acquiring Fund and as are reasonably necessary for the preparation of the Registration Statement.

        4.7     After the Closing, Hennessy Funds shall or shall cause its agents to prepare any federal, state or local tax returns, including any Forms 1099, required to be filed by the Acquiring Fund, which returns shall include the activity of the Acquired Fund for the period October 1, 2008 through the close of business on the Applicable Valuation Date, and shall further cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities; except that Tamarack Funds, on behalf of the Acquired Fund, will prepare and file, or cause to be prepared and filed, with the appropriate taxing authorities any 2008 Forms 1099 (together with any other 2008 information returns) required to be filed.

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        4.8     Following the transfer of Fund Assets by the Acquired Fund to the Acquiring Fund and the assumption of the Stated Liabilities of the Acquired Fund in exchange for Acquiring Fund Shares as contemplated herein, Tamarack Funds on behalf of the Acquired Fund will file any final regulatory reports, including but not limited to any Form N-SAR and Rule 24f-2 filings with respect to the Acquired Fund, promptly after the Closing Date and also will take all other steps as are necessary and proper to effect the termination or declassification of the Acquired Fund in accordance with the laws of the state of Delaware and other applicable requirements.

        4.9     Hennessy Funds and Tamarack Funds will provide each other and their respective representatives with such cooperation, assistance and information as either of them reasonably may request of the other in filing any tax returns, amended return or claim for refund, determining a liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes, or in determining the financial reporting of any tax position.

5.	REPRESENTATIONS AND WARRANTIES

        5.1     Hennessy Funds, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

        (a)     Hennessy Funds was duly created pursuant to its Declaration of Trust and Bylaws for the purpose of acting as a management investment company under the Investment Company Act of 1940 (the “1940 Act”) and is validly existing under the laws of the State of Delaware, and the Declaration of Trust directs the Trustees to manage the affairs of Hennessy Funds and grants them all powers necessary or desirable to carry out such responsibility, including administering Hennessy Funds’ business as currently conducted by Hennessy Funds and as described in the current prospectuses of Hennessy Funds. Hennessy Funds is registered as an investment company classified as an open-end management company, under the 1940 Act and its registration with the SEC as an investment company is in full force and effect;

        (b)     The Registration Statement with respect to Hennessy Funds and the Acquiring Fund conforms or will conform, at all times up to and including the Closing Date, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the regulations thereunder and does not include or will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

        (c)     The Acquiring Fund is not in violation of, and the execution, delivery and performance of this Agreement by Hennessy Funds for itself and on behalf of the Acquiring Fund does not and will not (i) violate Hennessy Funds’ Declaration of Trust or Bylaws, or (ii) result in a breach or violation of, or constitute a default under, any material agreement or material instrument, to which Hennessy Funds is a party or by which its properties or assets are bound;

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        (d)     Except as previously disclosed in writing to the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the best knowledge of Hennessy Funds, threatened against Hennessy Funds or its business, the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect Hennessy Funds or the Acquiring Fund’s financial condition or the conduct of their business. Hennessy Funds knows of no facts that might form the basis for the institution of any such proceeding or investigation, and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated herein;

        (e)     All issued and outstanding shares, including shares to be issued in connection with the Reorganization, of the Acquiring Fund will, as of the Closing Date, be duly authorized and validly issued and outstanding, fully paid and nonassessable, the shares of each class of the Acquiring Fund issued and outstanding before the Closing Date were offered and sold in compliance with the applicable registration requirements, or exemptions therefrom, of the 1933 Act, and all applicable state securities laws, and the regulations thereunder, and the Acquiring Fund does not have outstanding any option, warrants or other rights to subscribe for or purchase any of its shares nor is there outstanding any security convertible into any of its shares;

        (f)     The execution, delivery and performance of this Agreement on behalf of the Acquiring Fund will have been duly authorized prior to the Closing Date by all necessary action on the part of Hennessy Funds and the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of Hennessy Funds and the Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors rights, and to general equity principles;

        (g)     On the effective date of the Registration Statement, at the time of the meeting of the Acquired Fund shareholders and on the Closing Date, any written information furnished by Hennessy Funds with respect to the Acquiring Fund for use in the Proxy Materials, the Registration Statement or any other materials provided in connection with the Reorganization does not and will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading; and

        (h)     To the knowledge of the Acquiring Fund, no governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act or Delaware law for the execution of this Agreement by Hennessy Funds, for itself and on behalf of the Acquiring Fund, or the performance of the Agreement by Hennessy Funds for itself and on behalf of the Acquiring Fund, except for such consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required after the Closing Date.

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        5.2     Tamarack Funds on behalf of the Acquired Fund represents and warrants to the Acquiring Fund as follows:

        (a)     Tamarack Funds was duly created pursuant to its Declaration of Trust by the Trustees for the purpose of acting as a management investment company under the 1940 Act and is validly existing under the laws of Delaware, and the Declaration of Trust directs the Trustees to manage the affairs of Tamarack Funds and the Acquired Fund and grants them all powers necessary or desirable to carry out such responsibility, including administering the Acquired Fund’s business as currently conducted by the Acquired Fund and as described in the current prospectuses of the Acquired Fund. The Acquired Fund is a series of Tamarack Funds, and which is registered as an investment company classified as an open-end management company, under the 1940 Act and its registration with the SEC as an investment company is in full force and effect;

        (b)     All of the issued and outstanding shares of the Acquired Fund have been offered and sold in compliance in all material respects with applicable federal and state securities laws; all issued and outstanding shares of each class of the Acquired Fund are, and on the Closing Date will be, duly authorized and validly issued and outstanding, and fully paid and non-assessable, free and clear of all liens, pledges, security interests, charges or other encumbrances, and the Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible into any of its shares;

        (c)     The Registration Statement with respect to Tamarack Funds and the Acquired Fund conforms or conformed, at all times up to and including the Closing Date, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the regulations thereunder and do not include or did not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

        (d)     The Acquired Fund is not in violation of, and the execution, delivery and performance of this Agreement by the Acquired Fund does not and will not (i) violate the Acquired Fund’s Declaration of Trust or Bylaws, or (ii) result in a breach or violation of, or constitute a default under, any material agreement or material instrument to which the Acquired Fund is a party or by its properties or assets are bound;

        (e)     Except as previously disclosed in writing to the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the best knowledge of Acquired Fund, threatened against the Acquired Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect the Acquired Fund’s financial condition or the conduct of its business, Tamarack Funds knows of no facts that might form the basis for the institution of any such proceeding or investigation, and the Acquired Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated herein;

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        (f)     The audited financial statements of the Acquired Fund as of and for the period ended September 30, 2008 (copies of which have been furnished to the Acquiring Fund) fairly present, in all material respects, the Acquired Fund’s financial condition as of such date and its results of operations for such period in accordance with generally accepted accounting principles consistently applied, and as of such date there were no liabilities of the Acquired Fund (contingent or otherwise) known to the Acquired Fund that were not disclosed therein but that would be required to be disclosed therein in accordance with generally accepted accounting principles;

        (g)     Since the date of the most recent audited financial statements, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed in writing to and accepted by the Acquiring Fund, prior to the Closing Date (for the purposes of this subparagraph (f), neither a decline in the Acquired Fund’s net asset value per share nor a decrease in the Acquired Fund’s size due to redemptions shall be deemed to constitute a material adverse change);

        (h)     All federal and other tax returns and reports of the Acquired Fund required by law to be filed on or before the Closing Date were complete and accurate returns and shall have been timely filed, and all taxes owed by the Acquired Fund or the Acquired Fund shall have been paid so far as due, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return;

        (i)     For each full and partial taxable year from its inception through the Closing Date, the Acquired Fund has qualified as a separate regulated investment company under the Code and has taken all necessary and required actions to maintain such status;

        (j)     At the Closing Date, the Acquired Fund will have good and marketable title to Fund Assets and full right, power and authority to assign, deliver and otherwise transfer such Fund Assets hereunder, and upon delivery and payment for such Fund Assets as contemplated herein, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the ownership or transfer thereof other than such restrictions as might arise under the 1933 Act;

        (k)     The execution, delivery and performance of this Agreement on behalf of the Acquired Fund will have been duly authorized prior to the Closing Date by all necessary action on the part of Tamarack Funds, the Trustees and the Acquired Fund, and this Agreement will constitute a valid and binding obligation the Acquired Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors, rights and to general equity principles;

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        (l)     From the effective date of the Registration Statement, through the time of the meeting of the Acquired Fund Investors, and on the Closing Date, the Proxy Materials (exclusive of the portions of the Acquiring Fund’s Prospectus contained or incorporated by reference therein, and exclusive of any written information furnished by the Acquired Fund with respect to the Acquiring Fund): (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act and the regulations thereunder and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading, and as of such dates and times, any written information furnished by the Acquired Fund, on behalf of the Acquired Fund, for use in the Registration Statement or in any other manner that may be necessary in connection with the transactions contemplated hereby does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading;

        (m)     To the knowledge of Tamarack Funds, no governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Delaware law for the execution of this Agreement by the Acquired Fund, or the performance of the Agreement the Acquired Fund, except for such consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date; and

        (n)     The Acquired Fund currently complies, and has complied since its organization, in all material respects with the requirements of, and the rules and regulations under all applicable federal and state securities laws.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRED FUND

        The obligations of Tamarack Funds to consummate the Reorganization with respect to the Acquired Fund shall be subject to the performance by Hennessy Funds on behalf of the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions with respect to the Acquiring Fund:

        6.1     All representations and warranties of Hennessy Funds with respect to the Acquiring Fund contained herein shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated herein, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

        6.2     Hennessy Funds, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund at the Closing a certificate executed on behalf of the Acquiring Fund by Hennessy Funds’ President, Vice President, Assistant Vice President, Secretary or Assistant Secretary in a form reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of Hennessy Funds with respect to the Acquiring Fund made herein are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated herein, and as to such other matters as the Acquired Fund shall reasonably request.

9

        6.3     Unless waived by the Acquired Fund, the Acquired Fund shall have received at the Closing assurances of an officer of Hennessy Funds, in a form reasonably satisfactory to the Acquired Fund, substantially to the effect that:

        (a)     Hennessy Funds is a duly registered, open-end, management investment company, and its registration with the SEC as an investment company under the 1940 Act is in full force and effect;

        (b)     the Acquiring Fund is a separate portfolio of Hennessy Funds, which is a corporation duly created pursuant to its Declaration of Trust and Bylaws, is legally existing and in good standing under the laws of Delaware;

        (c)     this Agreement has been duly authorized, executed and delivered by Hennessy Funds on behalf of Hennessy Funds and the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement on behalf of the Acquired Fund, is a valid and binding obligation of Hennessy Funds, enforceable against Hennessy Funds in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors, rights and to general equity principles;

        (d)     the Acquiring Fund Shares to be issued to the Acquired Fund and then distributed to the Acquired Fund Investors pursuant to this Agreement are duly registered under the 1933 Act on the appropriate form, and are duly authorized and upon such issuance will be validly issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof;

        (e)     the Registration Statement has become effective with the SEC and, to the best of such officer’s knowledge, no stop order suspending the effectiveness thereof has been issued and no proceedings for that purpose have been instituted or are pending or threatened;

        (f)     to the knowledge of such officer, no consent, approval, authorization, filing or order of any court or governmental authority of the United States or any state is required for the consummation of the Reorganization with respect to the Acquiring Fund, except for such consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required after the Closing Date; and

        (g)     to the knowledge of such officer, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to Hennessy Funds or the Acquiring Fund or any of their properties or assets and neither Hennessy Funds nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business.

10

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRING FUND

        The obligations of Hennessy Funds to consummate the Reorganization with respect to the Acquiring Fund shall be subject to the performance by Tamarack Funds on behalf of the Acquired Fund of all the obligations to be performed by it hereunder, with respect to the Acquired Fund, on or before the Closing Date and, in addition thereto, the following conditions:

        7.1     All representations and warranties of Tamarack Funds with respect to the Acquired Fund contained herein shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

        7.2     Tamarack Funds on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund at the Closing a certificate executed on behalf of the Acquired Fund, by Tamarack Funds’ President, Vice President, Assistant Vice President, Secretary or Assistant Secretary, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of Tamarack Funds on behalf of the Acquired Fund made herein are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated herein and as to such other matters as the Acquiring Fund shall reasonably request.

        7.3     Unless waived by the Acquiring Fund, the Acquiring Fund shall have received at the Closing assurances of an officer of the Acquired Fund, in a form reasonably satisfactory to the Acquiring Fund, substantially to the effect that:

        (a)     Tamarack Funds is a duly registered, open-end, management investment company, and its registration with the SEC as an investment company under the 1940 Act is in full force and effect;

        (b)     the Acquired Fund is a separate portfolio of Tamarack Funds, which is a business trust duly created pursuant to its Declaration of Trust, is validly existing and in good standing under the laws of Delaware, and the Declaration of Trust directs the Trustees to manage the affairs of the Acquired Fund and grants them all powers necessary or desirable to carry out such responsibility, including administering the Acquired Fund’s business as described in the current prospectuses of the Acquired Fund;

        (c)     this Agreement has been duly authorized, executed and delivered by the Acquired Fund and, assuming due authorization, execution and delivery of this Agreement on behalf of the Acquiring Fund, is a valid and binding obligation of the Acquired Fund, enforceable against the Acquired Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors, rights and to general equity principles;

        (d)     to the knowledge of such officer, no consent, approval, authorization, filing or order of any court or governmental authority of the United Sates or any state is required for the consummation of the Reorganization with respect to the Acquired Fund, except for such consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date;

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        (e)     to the knowledge of such officer, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquired Fund or any of their properties or assets and the Acquired Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely effects its business;

        (f)     the Acquired Fund Shares then issued and outstanding are duly registered under the 1933 Act on the appropriate form, and are duly authorized and are validly issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquired Fund has any preemptive rights to subscription or purchase in respect thereof; and

        (g)     the registration statement of the Acquired Fund has become effective with the SEC and, to the best of such officer’s knowledge, no stop order suspending the effectiveness thereof has been issued and no proceedings for that purpose have been instituted or are pending or threatened.

        7.4     The transfer agent to the Acquired Fund shall have delivered to the Acquiring Fund at the Closing a certificate executed on its own behalf by an authorized officer in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the shareholder records of the Acquired Fund are complete and accurate and as to such other matters as the Acquiring Fund shall reasonably request.

        7.5     The administrator, fund accountant and custodian to the Acquired Fund shall have delivered to the Acquiring Fund at the Closing certificates executed on their behalf by authorized officers in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the books and records of the Acquired Fund covered by their contracts with the Acquired Fund are complete and accurate and as to such other matters as the Acquiring Fund shall reasonably request.

        7.6     The Acquired Fund shall arrange to make the Acquired Fund’s auditors available to the Acquiring Fund and its agents to answer their questions at a mutually agreeable time prior to the Closing.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

        The obligations of Hennessy Funds on behalf of the Acquiring Fund and of Tamarack Funds on behalf of the Acquired Fund herein are each subject to the further conditions that on or before the Closing Date with respect to the Acquiring Fund and the Acquired Fund:

        8.1     This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of its Declaration of Trust and the requirements of the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund.

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        8.2     On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or any of the transactions contemplated herein.

        8.3     All consents of other parties and all other consents, orders, approvals and permits of federal, state and local regulatory authorities (including, without limitation, those of the SEC and of state securities authorities) deemed necessary by Hennessy Funds, on behalf of the Acquiring Fund, or Tamarack Funds on behalf of the Acquired Fund, to permit consummation, in all material respects, of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund.

        8.4     The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

        8.5     Hennessy Funds, on behalf of the Acquiring Fund, and the Acquired Fund shall each have considered the federal and income tax issues. The Acquiring Fund and the Acquired Fund shall have each received an opinion of Foley & Lardner LLP, legal counsel to Hennessy Funds, substantially to the effect that for federal income tax purposes:

        (a)     the transfer by the Acquired Fund of the Fund Assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Stated Liabilities should be treated as a “reorganization” within the meaning of Section 368(a)(1)(F) of the Code and the Acquiring Fund and the Acquired Fund should each be treated as a “party to a reorganization” within the meaning of Section 368(b) of the Code;

        (b)     no gain or loss should be recognized by the Acquiring Fund upon the receipt of the Fund Assets solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Stated Liabilities;

        (c)     no gain or loss will be recognized by the Acquired Fund upon the transfer of the Fund Assets to the Acquiring Fund and the assumption by the Acquiring Fund of the Stated Liabilities in exchange for the Acquiring Fund Shares or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to the Acquired Fund shareholders in exchange for their shares of the Acquired Fund;

        (d)     no gain or loss should be recognized by the Acquired Fund Investors upon the exchange of their Acquired Fund Shares for the Acquiring Fund Shares;

        (e)     the aggregate tax basis for the Acquiring Fund Shares received by each of the Acquired Fund Investors pursuant to the Reorganization should be the same as the aggregate tax basis of the Acquired Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares to be received by each Acquired Fund Investors should include the period during which the Acquired Fund shares exchanged therefor were held by such shareholder (provided the Acquired Fund shares were held as capital assets on the date of the Reorganization);

13

        (f)     the tax basis of the Acquired Fund assets acquired by the Acquiring Fund should be same as the tax bases of such assets to the Acquired Fund immediately prior to the Reorganization, and the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund should include the period during which those assets were held by the Acquired Fund; and

        (g)     the Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury, the items of the Acquired Fund described in Section 381(c) of the Code.

9.	EXPENSES

        Except as may be otherwise provided in the Registration Statement, each of the Acquired Fund and the Acquiring Fund shall be responsible for payment of the expenses it incurred in connection with entering into and carrying out the provisions of this Agreement, whether or not the transactions contemplated hereby are consummated. Such expenses of the Acquired Fund hereunder shall include (i) fees and expenses of its counsel and independent auditors incurred in connection with the Reorganization; (ii) expenses associated with printing and mailing the Prospectus/Proxy Statement and soliciting proxies in connection with the meeting of shareholders of the Acquired Fund referred to in paragraph 4.1 hereof; (iii) all fees and expenses related to the liquidation of the Acquired Fund; (iv) fees and expenses of the Acquired Fund’s custodian and transfer agent(s) incurred in connection with the Reorganization; and (v) any special pricing fees associated with the valuation of the Acquired Fund’s portfolio on the Applicable Valuation Date.

        Such expenses of the Acquiring Fund hereunder shall include (i) fees and expenses of its counsel and independent auditors incurred in connection with the Reorganization; (ii) expenses associated with preparing this Agreement and preparing and filing the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued in the Reorganization; (iii) registration or qualification fees and expenses of preparing and filing such forms, if any, as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection with the Reorganization; (iv) any fees and expenses of the Acquiring Fund’s custodian and transfer agent(s) incurred in connection with the Reorganization; and (v) any special pricing fees associated with the valuation of the Acquiring Fund’s portfolio on the Applicable Valuation Date.

10.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

        10.1     This Agreement constitutes the entire agreement between the parties and supersedes any prior or contemporaneous understanding or arrangement with respect to the subject matter hereof.

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        10.2     Except as otherwise specified below, the representations and warranties contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall survive the consummation of the transactions contemplated herein for a two year period, except that any representation or warranty with respect to taxes shall survive for the expiration of the statutory period of limitations for assessments of tax deficiencies as the same may be extended from time to time by the taxpayer. The covenants and agreements included or provided for herein shall survive and be continuing obligations in accordance with their terms..

11.	TERMINATION

        11.1     This Agreement may be terminated and the transactions contemplated hereby may be abandoned at any time before the Closing by:

        (a)     Tamarack Funds if the conditions set forth in Section 6 are not satisfied as specified in such Section;

        (b)     Hennessy Funds if the conditions set forth in Section 7 are not satisfied as specified in such Section; or

        (c)     the mutual consent of both parties to this Agreement.

        11.2     If this Agreement is terminated pursuant to and in accordance with Section 11.1, then the termination shall be without liability of any party; provided however that if the termination shall result from the material breach by a party of a covenant or agreement of such party contained in this Agreement, then such party responsible for the material breach shall be fully liable for any and all reasonable costs and expenses (including reasonable counsel fees and disbursements) sustained or incurred by the non-breaching party.

12.	AMENDMENTS

        This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of Tamarack Funds on behalf of the Acquired Fund, and officers of Hennessy Funds, on behalf of the Acquiring Fund; provided, however, that following the meeting of the shareholders of the Acquired Fund, no such amendment may have the effect of changing the provisions for determining the number of shares of the Acquiring Fund to be delivered to the Acquired Fund Investors under this Agreement to the detriment of such Acquired Fund Investors, or otherwise materially and adversely affecting the Acquired Fund, without the Acquired Fund obtaining the Acquired Fund Investors’ further approval except that nothing in this paragraph 12 shall be construed to prohibit the Acquiring Fund and the Acquired Fund from amending this Agreement to change the Closing Date or Applicable Valuation Date by mutual agreement.

13.	INDEMNIFICATION

        (a)     Hennessy Funds and the Acquiring Fund shall indemnify, defend and hold harmless Tamarack Funds and the Acquired Fund, their respective officers, trustees, employees and agents against all losses, claims, demands, liabilities and expenses, including reasonable legal and other expenses incurred in defending claims or liabilities, whether or not resulting in any liability of Tamarack Funds, the Acquired Fund, their respective officers, trustees, employees or agents, arising out of or based on any material breach by Hennessy Funds or the Acquiring Fund of any of their respective representations, warranties or agreements set forth in this Plan. No party shall be entitled to indemnification under this Agreement unless written notice of the events or circumstances giving rise to such claim for indemnification has been provided to the indemnifying party or parties no later than two (2) years after the Closing Date; and

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        (b)     Tamarack Funds and the Acquired Fund agree to indemnify Hennessy Funds, its directors and officers (in their capacity as directors and officers) from all liabilities that may arise in connection with, or as a result of, a material breach of a representation or warranty made by the Acquired Fund under this Agreement. Tamarack Funds and the Acquired Fund agree to indemnify the Acquiring Fund from all liabilities that may arise in connection with, or as a result, of a material breach of a representation or warranty made by Tamarack Funds or the Acquired Fund under this Agreement. No party shall be entitled to indemnification under this Agreement unless written notice of the events or circumstances giving rise to such claim for indemnification has been provided to the indemnifying party or parties no later than two (2) years after the Closing Date.

14.	NOTICES

        Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier addressed to:

For Hennessy Funds, on behalf of itself and the Acquiring Fund:

Hennessy Funds Trust 7250 Redwood Blvd Suite 200 Novato, CA 94945 Attention: Neil J. Hennessy

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With a copy to:

Foley & Lardner LLP 777 East Wisconsin Avenue Suite 3800 Milwaukee, Wisconsin 53202 Attention: Richard L. Teigen Peter D. Fetzer

For Tamarack Funds on behalf of itself and the Acquired Fund:

Tamarack Funds Trust 100 South Fifth Street, Suite 2300 Minneapolis, Minnesota 55402 Attention: Erik R. Preus

15.	HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

        15.1     The article and paragraph headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. All references herein to Articles, paragraphs, subparagraphs or Exhibits shall be construed as referring to Articles, paragraphs or subparagraphs hereof or Exhibits hereto, respectively. Whenever the terms “hereto,” “hereunder,” “herein” or “hereof” are used in this Agreement, they shall be construed as referring to this entire Agreement, rather than to any individual Article, paragraph, subparagraph or sentence.

        15.2     This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

        15.3     This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to conflicts of laws provisions.

        15.4     This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

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        IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be duly executed by its authorized officer.

Hennessy Funds Trust, for itself and on behalf	Tamarack Funds Trust, for itself and on behalf of
of Hennessy Select Large Value Fund	Tamarack Value Fund
/s/ Neil J. Hennessy	/s/ Erik R. Preus
Neil J. Hennessy,	Erik R. Preus
Chief Executive Officer	President and
Chief Executive Officer

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PRELIMINARY SAI, SUBJECT TO CHANGE, DATED DECEMBER 19, 2008

_______________________________________________

STATEMENT OF ADDITIONAL INFORMATION
[•][•], 2009

For the Reorganization of
The Tamarack Value Fund, a Series of Tamarack Funds Trust
into
The Hennessy Select Large Value Fund, a Series of Hennessy Funds Trust

_______________________________________________

        This Statement of Additional Information is not a prospectus and should be read in conjunction with the Proxy Statement/Prospectus dated [•][•], 2009 relating to the Special Meeting of Shareholders of the Tamarack Value Fund (the “Tamarack Fund”), to be held on March [•], 2009 at 9:00 A.M., Central time, and at such date and time as established for any postponements or adjournments thereof, if any (the “Special Meeting”). The Special Meeting is being held to consider and vote upon (1) a proposal to approve an Agreement and Plan of Reorganization, dated as of [•][•], 2009, which provides for (a) the separate transfer of all of the assets and liabilities of the Tamarack Fund to a separate investment portfolio of Hennessy Funds Trust, the Hennessy Select Large Value Fund (the “Hennessy Fund”), in exchange for shares of the Hennessy Fund and (b) the distribution, to the shareholders of the Tamarack Fund, of shares of the Hennessy Fund having an aggregate value equal to the aggregate value of the shares of the Tamarack Fund held by such shareholder immediately prior to the reorganization (the “Reorganization”); (2) if necessary, a proposal to adjourn the Special Meeting to permit further solicitation of proxies in the event there are not sufficient votes at the time of the Special Meeting to approve the Plan; and (3) such other business as may properly come before the Special Meeting. Copies of the Proxy Statement/Prospectus, which has been filed with the Securities and Exchange Commission, may be obtained, without charge, by writing to Tamarack Funds Trust at 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402, or by calling 1-800-422-2766.

        The following documents, each of which accompanies this Statement of Additional Information, are incorporated by reference herein:

(1)	The Statement of Additional Information of the Tamarack Fund, dated January 28, 2008, as revised July 31, 2008; and

(2)	The audited financial statements of the Tamarack Fund, dated September 30, 2008, are incorporated by reference to the Tamarack Fund’s Annual Report to shareholders which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on December 8, 2008.

        Because the Hennessy Fund has not yet commenced operations, Annual or Semi-Annual Reports to Shareholders are not available. Similarly, because the Tamarack Fund is being acquired by the Hennessy Fund, pro forma financial statements are not provided in this Statement of Additional Information in connection with the Reorganization. Additional information about the Hennessy Fund is contained below.

TABLE OF CONTENTS OF ADDITIONAL INFORMATION ABOUT HENNESSY FUND

FUND HISTORY AND CLASSIFICATION	1
INVESTMENT RESTRICTIONS	1
INVESTMENT CONSIDERATIONS	2
TRUSTEES AND OFFICERS	14
OWNERSHIP OF MANAGEMENT AND PRINCIPAL SHAREHOLDERS	20
MANAGEMENT OF THE FUND	22
PORTFOLIO TRANSACTIONS	29
DISCLOSURE OF PORTFOLIO HOLDINGS	30
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION	31
VALUATION OF SHARES	32
ADDITIONAL INFORMATION ABOUT DISTRIBUTIONS AND TAXES	32
DESCRIPTION OF SECURITIES RATINGS	34
ANTI-MONEY LAUNDERING PROGRAM	35
OTHER INFORMATION	35

FUND HISTORY AND CLASSIFICATION

        The Hennessy Select Large Value Fund (the “Fund”) is organized as a separate investment portfolio or series of Hennessy Funds Trust (“HFT”), a Delaware statutory trust, that was organized on September 17, 1992. Prior to July 1, 2005, HFT was known as “The Henlopen Fund.” HFT is an open-end, management investment company registered under the Investment Company Act of 1940 (“1940 Act”). The Fund is a diversified portfolio.

        Pursuant to an Agreement and Plan of Reorganization, all of the assets of the Tamarack Value Fund, a series of Tamarack Funds Trust, will be transferred to the Fund in exchange for Ordinary Class shares of the Fund, which will be distributed pro rata to holders of the Class A, Class C, Class R and Class S shares of the Tamarack Value Fund in complete liquidation of the Tamarack Value Fund, and the Fund’s assumption of the Tamarack Value Fund’s stated liabilities (collectively, the “Reorganization”). Prior to the Reorganization, the Fund will have no investment operations. The Tamarack Value Fund is managed by Voyageur Asset Management Inc., who will serve as the Fund’s sub-advisor (the “Sub-Advisor”), and has the same investment objectives and similar strategies as the Fund.

INVESTMENT RESTRICTIONS

        Except for policies identified as “fundamental” in this Statement of Additional Information (“SAI”), the Trustees may change the investment objective and policies of the Fund without shareholder approval. Any such changes may result in the Fund having an investment objective and policies different from the objective and policies that you considered appropriate when you invested in the Fund. The Fund will notify you of any changes in its investment objectives or policies through a revised prospectus or other written communication.

        FUNDAMENTAL POLICIES. The investment restrictions set forth below are fundamental policies of the Fund, which cannot be changed without the approval of the holders of the lesser of (i) 67% or more of the Fund’s shares present or represented at a meeting of shareholders at which holders of more than 50% of the Fund’s outstanding shares are present or represented or (ii) more than 50% of the outstanding shares of the Fund. Unless otherwise indicated, all percentage limitations apply only at the time an investment is made. A later increase or decrease in percentage resulting from changes in values or net assets will not be deemed to be an investment that is contrary to these restrictions, except for the policies regarding borrowing and illiquid securities or as otherwise noted.

        (1)     The Fund has elected to be classified as a diversified series of an open-end management investment company and will invest its assets only in a manner consistent with this classification under applicable law.

        (2)     The Fund will not make an investment in any one industry if the investment would cause the aggregate value of the Fund’s investment in such industry to equal or exceed 25% of the Fund’s total assets, except that this policy does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (“U.S. Government Securities”), certificates of deposit and bankers’ acceptances.

        (3)     The Fund will not purchase or sell physical commodities or contracts relating to physical commodities, except as permitted under the Act and the rules and regulations thereunder.

        (4)     The Fund will not underwrite securities of other issuers except insofar as the Fund technically may be deemed to be an underwriter under the Securities Act of 1933, as amended (“1933 Act”), in selling portfolio securities.

        (5)     The Fund will not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

        (6)     The Fund will not make loans, except as permitted under, or to the extent not prohibited by, the Act and the rules and regulations thereunder.

        (7)     The Fund will not borrow money or issue senior securities, except as permitted under the Act and the rules and regulations thereunder.

        OTHER INVESTMENT RESTRICTIONS. The following investment restrictions (or operating policies) may be changed with respect to the Fund by the Board of Trustees without shareholder approval.

        (1)     The Fund will not invest in illiquid securities if at the time of acquisition more than 15% of its net assets would be invested in such securities. “Illiquid securities” are securities that cannot be readily resold because of legal or contractual restrictions or that cannot otherwise be marketed, redeemed or put to the issuer or a third party, that do not mature within seven days, or that the Manager (as defined in “MANAGEMENT OF THE FUND,” below), in accordance with guidelines approved by the Board of Trustees, has not determined to be liquid and includes, among other things, repurchase agreements maturing in more than seven days. Securities purchased in accordance with Rule 144A under the 1933 Act and determined to be liquid by the Board of Trustees are not subject to the limitations set forth in this investment restriction.

        (2)     The Fund will not purchase the securities of other investment companies except to the extent such purchases are permitted by applicable law.

        (3)     The Fund will not acquire or retain any security issued by a company, an officer or director of which is an officer or trustee/director of the Hennessy Funds (as defined in “TRUSTEES AND OFFICERS” below) or an officer, director or other affiliated person of the Manager.

        (4)     The Fund will not make investments for the purpose of exercising control or management of any company.

INVESTMENT CONSIDERATIONS

        The Fund’s Prospectus describes the principal investment strategies and risks of the Fund. This section expands upon that discussion and also describes non-principal investment strategies and risks of the Fund.

        SPECIAL CONSIDERATION RELATING TO DEPOSITARY RECEIPTS. As noted in the Fund’s Prospectus, the Fund may invest in the securities of foreign issuers, including American Depository Receipts (“ADRs”). Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. For purposes of the investment policies of the Fund, ADRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR evidencing ownership of common stock will be treated as common stock.

        Such investments may involve risks which are in addition to the usual risks inherent in domestic investments. The value of the foreign investments of the Fund may be significantly affected by changes in currency exchange rates and the Fund may incur costs in converting securities denominated in foreign currencies to U.S. dollars. Although the Fund intends to invest in securities of foreign issuers domiciled in nations which the Fund’s investment advisor considers as having stable and friendly governments, there is the possibility of expropriation, confiscatory taxation, currency blockage or political or social instability which could affect investments in those nations.

        Many of the foreign securities held in the form of ADRs by the Fund are not registered with the Securities and Exchange Commission (“SEC”), nor are the issuers thereof subject to SEC reporting requirements. Accordingly, there may be less publicly available information concerning foreign issuers of securities held by the Fund than is available concerning U.S. companies. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies.

        Investment income on certain foreign securities may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the U.S. and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject.

        ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in illiquid securities, although it is not expected that the Fund will invest in illiquid securities.

        Restricted securities may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

        In recent years, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including securities sold in private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer’s ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

        Rule 144A under the 1933 Act establishes a safe harbor from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that might develop as a result of Rule 144A could provide both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets might include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified buyers interested in purchasing Rule 144A eligible restricted securities held by the Fund, however, could affect adversely the marketability of securities of the Fund and the Fund might be unable to dispose of such securities promptly or at favorable prices.

        The Board of Trustees has delegated the function of making day-to-day determinations of liquidity to the Manager pursuant to guidelines approved by the Board. The Manager takes into account a number of factors in reaching liquidity decisions, including, but not limited to, (i) the frequency of trades for the security; (ii) the number of dealers that make quotes for the security; (iii) the number of dealers that have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer). The Manager monitors the liquidity of restricted securities in the Fund and reports periodically on such decisions to the Board of Trustees.

        REPURCHASE AGREEMENTS. The Fund may enter into a repurchase agreement through which an investor (such as the Fund) repurchases a security (known as the “underlying security”) from a well-established securities dealer or bank that is a member of the Federal Reserve System. Any such dealer or bank will be on the Fund’s approved list. The Fund intends to enter into repurchase agreements only with banks and dealers in transactions believed by the Manager to present minimum credit risks in accordance with guidelines established by the Fund’s Board of Trustees. The Manager will review and monitor the creditworthiness of those institutions under the Board’s general supervision.

        At the time of entering into the repurchase agreement, the bank or securities dealer agrees to repurchase the underlying security at the same price, plus specified interest. Repurchase agreements are generally for a short period of time, often less than a week. Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities. The Fund will only enter into repurchase agreements where (i) the underlying securities are of the type (excluding maturity limitations) which the Fund’s investment guidelines would allow it to purchase directly; (ii) the market value of the underlying security will at all times be equal to at least 102% of the value of the repurchase agreement; and (iii) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the Fund’s custodian or a bank acting as agent. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses, including (1) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (2) possible subnormal levels of income and lack of access to income during this period; and (3) expenses of enforcing its rights.

        LENDING OF FUND SECURITIES. In accordance with applicable law, the Fund, to earn additional income, may lend portfolio securities (representing not more than 33-1/3% of its total assets) to banks, broker-dealers or financial institutions that the Manager deems qualified, but only when the borrower maintains with the Fund’s custodian bank collateral either in cash or money market instruments in an amount equal to at least 102% of the market value of the securities loaned, determined on a daily basis and adjusted accordingly. There may be risks of delay in recovery of the securities and capital or even loss of rights in the collateral should the borrower of the securities default on its obligation to return borrowed securities because of insolvency or otherwise. However, loans will only be made to borrowers deemed by the Manager to be of good standing and when, in the judgment of the Manager, the consideration that can be earned currently from such securities loans justifies the attendant risk. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Board of Trustees. During the period of the loan the Manager will monitor all relevant facts and circumstances, including the creditworthiness of the borrower. The Fund will retain authority to terminate any loan at any time. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest or other distributions on the securities loaned. The Fund will retain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights and rights to dividends, interest or other distributions, when regaining such rights is considered to be in the Fund’s interest.

        CASH AND SHORT-TERM SECURITIES. The Fund may invest a portion of its assets in cash or high-quality, short-term debt obligations readily convertible into cash. Such high quality, short-term obligations include: money market securities, money market mutual funds, commercial paper, bank certificates of deposit, and repurchase agreements collateralized by U.S. Government Securities. These investments may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses, or they may be used while the Fund looks for suitable investment opportunities. There may also be times when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in these types of investments for temporary, defensive purposes. During these times, the Fund will not be able to pursue its primary investment objective and, instead, will focus on preserving its assets.

        In pursuing cash management strategies, the Fund will apply the following criteria to its investments:

•	Certificates of deposit, bankers’ acceptances and other short-term obligations must be issued domestically by United States commercial banks having assets of at least $1 billion, which are members of the Federal Deposit Insurance Corporation or holding companies of such banks.

•	Commercial paper or commercial paper master notes must be rated, at the time of purchase, A-1 or A-2 by Standard & Poor’s Corporation (“Standard &Poor’s”) or Prime-1 or Prime-2 by Moody’s Investors Service, Inc. (“Moody’s”). If not rated by either Moody’s or S&P®, a company’s commercial paper may be purchased, if the company has an outstanding bond issue rated Aa or higher by Moody’s or AA or higher by S&P. Commercial paper master notes are demand instruments without a fixed maturity bearing interest at rates that are fixed to known lending rates and automatically adjusted when such lending rates change.

•	The Fund will purchase only negotiable certificates of deposit and other short-term debt obligations of savings and loan associations having assets of at least $1 billion, which are members of the Federal Home Loan Banks Association and insured by the Federal Savings and Loan Insurance Corporation.

        With respect to money market mutual funds, in addition to the advisory fees and other expenses the Fund bears directly in connection with their own operations, as a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company’s advisory fees and other expenses, and such fees and other expenses will be borne indirectly by the Fund’s shareholders.

        CONVERTIBLE SECURITIES. Convertible securities give the holder the right to exchange the security for a specific number of shares of common stock. Convertible securities include convertible preferred stocks, convertible bonds, notes and debentures, and other securities. Convertible securities typically involve less credit risk than common stock of the same issuer because convertible securities are “senior” to common stock — i.e., they have a prior claim against the issuer’s assets. Convertible securities generally pay lower dividends or interest than non-convertible securities of similar quality. They may also reflect changes in the value of the underlying common stock.

        CORPORATE DEBT SECURITIES. The Fund may invest in corporate debt securities (corporate bonds, debentures, notes and similar corporate debt instruments) which meet the applicable rating criteria established for the Fund, or if unrated, are in the Sub-Advisor’s opinion comparable in quality to corporate debt securities in which the Fund may invest. Corporate debt securities are taxable debt obligations issued by corporations, are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to factors such as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. The market value of a debt security generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price of the debt obligation usually rises, and when prevailing interest rates rise, the price usually declines.

        After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. However, the Sub-Advisor will consider such event in its determination of whether the Fund should continue to hold the security. To the extent the ratings given by Moody’s, S&P or another rating agency may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Fund’s Prospectus and in this SAI.

        DERIVATIVES. The Fund may invest in various derivatives. A derivative is a financial instrument which has a value that is based on — or “derived from” — the values of other assets, reference rates, or indexes. The Fund may invest in derivatives for hedging purposes. The Fund may invest in various types of derivatives for the purpose of risk management, seeking to reduce transaction costs, or otherwise seeking to add value to the portfolio when a derivative instrument is more favorably priced relative to the underlying security. However, there is not guarantee that a particular derivative strategy will meet these objectives. The Fund will not use derivatives solely for speculative purposes.

        Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates and related indexes. Derivatives include futures contracts and options on futures contracts (see discussion below), forward-commitment transactions (see discussion below on “When Issued and Delayed-Delivery Securities”), options on securities (see discussion below on “Options on Securities”), caps, floors, collars and other financial instruments. Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives are privately negotiated and entered into in the over-the-counter (“OTC”) market. The risks associated with the use of derivatives are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are used by some investors for speculative purposes. Derivatives also may be used for a variety of purposes that do not constitute speculation, such as hedging, risk management, seeking to stay fully invested, seeking to reduce transaction costs, seeking to simulate an investment in equity or debt securities or other investments, seeking to add value by using derivatives to more efficiently implement portfolio positions when derivatives are favorably priced relative to equity or debt securities or other investments, and for other purposes.

        Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds, and other traditional investments. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

        The use of a derivative involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the other party to the contract (usually referred to as a “counterparty”) or the failure of the counterparty to make required payments or otherwise comply with the terms of the contract. Additionally, the use of credit derivatives can result in losses if the Sub-Advisor does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.

        Derivatives may be subject to liquidity risk, which exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

        Derivatives may be subject to pricing or “basis” risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.

        Because many derivatives have a leverage or borrowing component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. While certain derivative transactions may be considered to constitute borrowing transactions, such derivative transactions will not be considered to constitute the issuance of a “senior security”, and therefore such transactions will not be subject to the 300% continuous asset coverage requirement otherwise applicable to borrowings, if the Fund covers the transaction or segregates sufficient liquid assets in accordance with applicable requirements.

        Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Fund’s interest. The Fund bears the risk that the Sub-Advisor will incorrectly forecast future market trends or the values of assets, reference rates, indices, or other financial or economic factors in establishing derivative positions for the Fund. If the Sub-Advisor attempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the derivative will have or will develop an imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other investments. Many derivatives, in particular OTC derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund.

        Options on Securities

        An option is a legal contract that gives the buyer (who then becomes the holder) the right to buy, in the case of a call, or sell, in the case of a put, a specified amount of the underlying security at the option price at any time before the option expires. The buyer of a call obtains, in exchange for a premium that is paid to the seller, or “writer,” of the call, the right to purchase the underlying security. The buyer of a put obtains the right to sell the underlying security to the writer of the put, likewise in exchange for a premium. Options have standardized terms, including the exercise price and expiration time; listed options are traded on national securities exchanges that provide a secondary market in which holders or writers can close out their positions by offsetting sales and purchases. The premium paid to a writer is not a down payment; it is a nonrefundable payment from a buyer to a seller for the rights conveyed by the option. A premium has two components: the intrinsic value and the time value. The intrinsic value represents the difference between the current price of the securities and the exercise price at which the securities will be sold pursuant to the terms of the option. The time value is the sum of money investors are willing to pay for the option in the hope that, at some time before expiration, it will increase in value because of a change in the price of the underlying security.

        One risk of any put or call that is held is that the put or call is a wasting asset. If it is not sold or exercised prior to its expiration, it becomes worthless. The time value component of the premium decreases as the option approaches expiration, and the holder may lose all or a large part of the premium paid. In addition, there can be no guarantee that a liquid secondary market will exist on a given exchange, in order for an option position to be closed out. Furthermore, if trading is halted in an underlying security, the trading of options is usually halted as well. In the event that an option cannot be traded, the only alternative to the holder is to exercise the option.

        Call Options on Securities. When the Fund writes a call, it receives a premium and agrees to sell the related investments to the purchaser of the call during the call period (usually not more than nine months) at a fixed exercise price (which may differ from the market price of the related investments) regardless of market price changes during the call period. If the call is exercised, the Fund forgoes any gain from an increase in the market price over the exercise price.

        To terminate its obligation on a call which it has written, the Fund may purchase a call in a “closing purchase transaction.” A profit or loss will be realized depending on the amount of option transaction costs and whether the premium previously received is more or less than the price of the call purchased. A profit may also be realized if the call lapses unexercised, because the Fund retains the premium received. All call options written by the Fund must be “covered.” For a call to be “covered”: (a) the Fund must own the underlying security or have an absolute and immediate right to acquire that security without payment of additional cash consideration; (b) the Fund must maintain cash or liquid securities adequate to purchase the security; or (c) any combination of (a) or (b).

        When the Fund buys a call, it pays a premium and has the right to buy the related investments from the seller of the call during the call period at a fixed exercise price. The Fund benefits only if the market price of the related investment is above the call price plus the premium paid during the call period and the call is either exercised or sold at a profit. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date, and the Fund will lose its premium payment and the right to purchase the related investment.

        Put Options on Securities. When the Fund buys a put, it pays a premium and has the right to sell the related investment to the seller of the put during the put period (usually not more than nine months) at a fixed exercise price. Buying a protective put permits the Fund to protect itself during the put period against a decline in the value of the related investment below the exercise price by having the right to sell the investment through the exercise of the put.

        When the Fund writes a put option it receives a premium and has the same obligations to a purchaser of such a put as are indicated above as its rights when it purchases such a put. A profit or loss will be realized depending on the amount of option transaction costs and whether the premium previously received is more or less than the put purchased in a closing purchase transaction. A profit may also be realized if the put lapses unexercised, because the Fund retains the premium received. All put options written by the Fund must be “covered.” For a put to be “covered”, the Fund must maintain cash or liquid securities equal to the option price.

        Futures Contracts and Options Thereon

        The Fund may purchase and write (sell) stock index futures contracts as a substitute for a comparable market position in the underlying securities, and may purchase put and call options and write call options on stock index futures contracts. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

        When the Fund purchases a put or call option on a futures contract, the Fund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing a call option on a futures contract, the Fund receives a premium in return for granting to the purchaser of the option the right to buy from the Fund the underlying futures contract for a specified price upon exercise at any time during the option period.

        Some futures and options strategies tend to hedge the Fund’s positions against price fluctuations, while other strategies tend to increase market exposure. The extent of the Fund’s loss from an unhedged short position in futures contracts or call options on futures contracts is potentially unlimited. The Fund may engage in related closing transactions with respect to options on futures contracts. The Fund will purchase or write options only on futures contracts that are traded on a United States exchange or board of trade.

        HFT has claimed an exclusion from the definition of the term “commodity pool operator” under Section 4.5 of the regulations under the Commodity Exchange Act promulgated by the Commodity Futures Trading Commission. Thus, HFT is not subject to registration or regulation as a pool operator under the Commodity Exchange Act.

        When the Fund purchases or sells a futures contract, the Fund “covers” its position. To cover its position, the Fund may maintain with its custodian bank (and mark-to-market on a daily basis) cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise cover its position. If the Fund continues to engage in the described securities trading practices and so maintain cash or liquid securities, the maintained cash or liquid securities will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund’s outstanding portfolio securities. Additionally, such maintained cash or liquid securities will assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

        The Fund may cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (namely, an exercise price) as high or higher than the price of the futures contract, or, if the strike price of the put is less than the price of the futures contract, the Fund will maintain cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently with the futures contract. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently with the futures contract.

        The Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option, or, if the long position in the underlying futures contract is established at a price greater than the strike price of the written call, the Fund will maintain cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. The Fund may also cover its sale of a call option by taking positions in instruments the prices of which are expected to move relatively consistently with the call option.

        Although the Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. If trading is not possible, or the Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.

        Foreign Currency Options

        Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Fund to reduce foreign currency risk using such options. Over-the-counter options differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller and generally do not have as much market liquidity as exchange-traded options. Employing hedging strategies with options on currencies does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions reduce or preclude the opportunity for gain if the value of the hedged currency should change relative to the U.S. dollar. The Fund will not speculate in options on foreign currencies.

        There is no assurance that a liquid secondary market will exist for any particular foreign currency option or at any particular time. In the event no liquid secondary market exists, it might not be possible to effect closing transactions in particular options. If the Fund cannot close out an option which it holds, it would have to exercise its option in order to realize any profit and would incur transactional costs on the sale of underlying assets.

        Forward Foreign Currency Exchange Contracts

        The Fund may enter into forward foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted between currency traders (usually large commercial banks) and their customers. Forward foreign currency exchange contracts may be bought or sold to protect the Fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

        The precise matching of the value of forward contracts and the value of the securities involved will not generally be possible since the future value of the securities in currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Projection of short-term currency movements is extremely difficult, and the successful execution of a short-term hedging strategy is uncertain. There can be no assurance that new forward contracts or offsets will always be available to the Fund.

        Limitations on Options and Futures

        Transactions in options by the Fund will be subject to limitations established by each of the exchanges governing the maximum number of options which may be written or held by a single investor or group of investors acting in concert, regardless of whether the options are written or held on the same or different exchanges or are written or held in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or hold may be affected by options written or held by other investment advisory clients of the Sub-Advisor and its affiliates. Position limits also apply to futures contracts. An exchange may order the liquidations of positions found to be in excess of these limits, and it may impose certain sanctions.

        Special Risks of Hedging Strategies

        Participation in the options or futures markets involves investment risks and transactions costs to which the Fund would not be subject absent the use of these strategies. In particular, the loss from investing in futures contracts is potentially unlimited. If the Sub-Advisor’s prediction of movements in the securities and interest rate markets is inaccurate, the Fund could be in a worse position than if such strategies were not used. Risks inherent in the use of options, futures contracts and options on futures contracts include: (1) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (2) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; and (3) the possible absence of a liquid secondary market for any particular instrument at any time.

        WHEN ISSUED AND DELAYED-DELIVERY SECURITIES. To ensure the availability of suitable securities for its portfolio, the Fund may purchase when-issued or delayed delivery securities. When-issued transactions arise when securities are purchased by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. When-issued securities represent securities that have been authorized but not yet issued. The Fund may also purchase securities on a forward commitment or delayed delivery basis. In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time. The Fund is required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

        REAL ESTATE INVESTMENT TRUSTS. A real estate investment trust (“REIT”) is a corporation, or a business trust that would otherwise be taxed as a corporation, which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities, derive most of its income from rents from real property or interest on loans secured by mortgages on real property, and distribute to shareholders annually a substantial portion of its otherwise taxable income.

        REITs are characterized as equity REITs, mortgage REITs, and hybrid REITs. Equity REITs, which may include operating or finance companies, own real estate directly and the value of, and income earned by, the REITs depend upon the income of the underlying properties and the rental income they earn. Equity REITs also can realize capital gains (or losses) by selling properties that have appreciated (or depreciated) in value. Mortgage REITs can make construction, development or long-term mortgage loans and are sensitive to the credit quality of the borrower. Mortgage REITs derive their income from interest payments on such loans. Hybrid REITs combine the characteristics of both equity and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. The value of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. They also are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation and the possibility of failing to qualify for tax-free status under the Code or to maintain exemption from the 1940 Act.

        SHORT SALES. The Fund may seek to realize additional gains through short sale transactions in securities listed on one or more national securities exchanges, or in unlisted securities. Short selling involves the sale of borrowed securities. At the time a short sale is effected, the Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time the Fund purchases it for delivery to the lender. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividend or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed.

        Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain cash or liquid securities at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (b) otherwise cover the Fund’s short position.

        VARIABLE AND FLOATING RATE DEMAND AND MASTER DEMAND NOTES. The Fund may, from time to time, buy variable rate demand notes issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity longer than five years, but carry with them the right of the holder to put the securities to a remarketing agent or other entity on short notice, typically seven days or less. The obligation of the issuer of the put to repurchase the securities is backed by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest. Ordinarily, the remarketing agent will adjust the interest rate every seven days (or at other intervals corresponding to the notice period for the put), in order to maintain the interest rate at the prevailing rate for securities with a seven-day or other designated maturity.

        The Fund may also buy variable rate master demand notes. The terms of these obligations permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. They permit weekly, and in some instances, daily, changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. The notes may or may not be backed by bank letters of credit. Because the notes are direct lending arrangements between the lender and the borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and thus, immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. The Fund has no limitations on the type of issuer from whom the notes will be purchased. However, in connection with such purchase and on an ongoing basis, the Sub-Advisor will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes make demand simultaneously. While master demand notes, as such, are not typically rated by rating agencies, if not so rated, the Fund may, under its minimum rating standards, invest in them only if at the time of an investment the issuer meets the Fund’s criteria.

        REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings under the 1940 Act, and as such are subject to the investment limitations discussed in the section entitled “Borrowing.” Under a reverse repurchase agreement, the Fund sells portfolio securities and agrees to repurchase them at an agreed-upon future date and price. When the Fund enters into a reverse repurchase agreement, it will maintain cash or liquid securities having a value equal to or greater than the repurchase price (including accrued interest). Reverse repurchase agreements involve the risk that the market value of the securities sold by the Active Income Fund may decline below the price of the securities it is obligated to repurchase.

        BORROWING. The Fund may borrow money from banks for extraordinary or emergency purposes such as meeting anticipated redemptions, and may pledge assets in connection with such borrowing. The Fund may borrow for such purposes in an amount up to 33% of its total assets. The borrowing policy is a fundamental policy of the Fund, which cannot be changed without shareholder approval as described in “INVESTMENT RESTRICTIONS” above.

TRUSTEES AND OFFICERS

        The business and affairs of the Fund are managed by the Officers of HFT under the direction of HFT’s Board of Trustees. The name, age, address, principal occupation(s) during the past five years, and other information with respect to each of the Trustees and Officers of HFT are set forth in the tables that follow. The following funds, along with the Fund (collectively, the “Hennessy Funds”), comprise the fund complex: (1) the Hennessy Cornerstone Growth Fund, the Hennessy Focus 30 Fund and the Hennessy Cornerstone Value Fund, each of which is organized as separate investment portfolio or series of Hennessy Mutual Funds, Inc., a Maryland corporation; (2) the Hennessy Cornerstone Growth Fund, Series II and the Hennessy Cornerstone Large Growth Fund (as of the date of this SAI the Hennessy Cornerstone Large Growth Fund had not commenced operations), each of which is organized as a separate investment portfolio or series of HFT; and (3) the Hennessy Total Return Fund and the Hennessy Balanced Fund, each of which is organized as a separate investment portfolio or series of Hennessy Funds, Inc., a Maryland corporation.

Name, Address, and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Disinterested Trustees (as defined below)
J. Dennis DeSousa	Trustee	Indefinite, until	Currently a real estate investor.	8	None.
Age: 70		successor elected
Address:
c/o Hennessy Advisors, Inc.		Served since
7250 Redwood Blvd.		January 1996 HMFI
Suite 200		and HFI; and since
Novato, CA 94945		July 2005 HFT
Robert T. Doyle	Trustee	Indefinite, until	Currently the Sheriff of Marin County, California	8	None.
Age: 60		successor elected	(since 1996) and has been employed in the Marin
Address:			County Sheriff’s Office in various capacities since
c/o Hennessy Advisors, Inc.		Served since	1969.
7250 Redwood Blvd.		January 1996 HMFI
Suite 200		and HFI; and since
Novato, CA 94945		July 2005 HFT
Gerald P. Richardson	Trustee	Indefinite, until	Chief Executive Officer and owner of ORBIS	8	None.
Age: 62		successor elected	Payment Services since January 2001. In
Address:			2000, Mr. Richardson was an independent
c/o Hennessy Advisors, Inc.		Served since May	consultant.
7250 Redwood Blvd.		2004 HMFI and HFI;
Suite 200		and since July
Novato, CA 94945		2005 HFT

Name, Address, and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
“Interested Persons” (as defined in the 1940 Act)
Neil J. Hennessy(1)	Trustee and	Trustee:	President, Chairman, CEO and Portfolio Manager of	8	Director of
Age: 52	Chairman of the	Indefinite, until	Hennessy Advisors, Inc., the Hennessy Funds’		Hennessy Advisors,
Address:	Board	successor elected	investment advisor, since 1989; President of HMFI		Inc.
c/o Hennessy Advisors, Inc.			and HFI from 1996 through June 2008, and President
7250 Redwood Blvd.		Served since	of HFT from 2005 through June 2008.
Suite 200		January 1996 HMFI
Novato, CA 94945		and HFI; and since
July 2005 HFT
Officer:
1 year term
Served since June
2008 HMFI, HFI and
HFT
Kevin A. Rowell (1)	President	1 year term	Mr. Rowell was President of Pioneer Funds	N/A	None.
Age: 48			Distributor from January 2006 to July 2007; from
Address:		Since June 2008	April 2004 through November 2005, Mr. Rowell was
c/o Hennessy Advisors, Inc.		HMFI, HFI and HFT	Executive Vice President at Charles Schwab & Co.,
7250 Redwood Blvd.			Inc.; and from September 2002 through April 2004
Suite 200			was President SAFECO Mutual Funds.
Novato, CA 94945
Frank Ingarra, Jr. (1)	Assistant	1 year term	Assistant Portfolio Manager for Hennessy Advisors,	N/A	None.
Age: 37	Portfolio		Inc., the Hennessy Funds’ investment advisor, from
Address:	Manager and	Since August 2002	March 2002 to the present; from August 2000 through
c/o Hennessy Advisors, Inc.	Vice President	HMFI and HFI; and	March 2002, Mr. Ingarra was the Head Trader for
7250 Redwood Blvd.		since July 2005	Hennessy Advisors, Inc.; and from August 2002 to the
Suite 200		HFT	present, Mr. Ingarra has been a Vice President of
Novato, CA 94945			the Hennessy Funds.

(1)     All Officers of the Hennessy Funds and employees of the Manager are Interested Persons of the Fund.

Name, Address, and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Persons
Harry F. Thomas(1)	Vice President,	1 year term	Vice President, Chief Compliance Officer for	N/A	None.
Age: 61	Chief Compliance		Hennessy Advisors, Inc., the Hennessy Funds'
Address:	Officer	Since September	investment advisor, since 2004; retired business
c/o Hennessy Advisors, Inc.		2004 HMFI and HFI;	executive from 2001 through 2004; and
7250 Redwood Blvd.		and since July	trustee/director of the Hennessy Funds from 2000 to
Suite 200		2005 HFT	May 2004.
Novato, CA 94945
Ana Miner(1)	Vice President	1 year term	Has been employed by Hennessy Advisors, Inc., the	N/A	None.
Age: 50	of Operations		Hennessy Funds’ investment advisor, since 1998.
Address:		Since March 2000
c/o Hennessy Advisors, Inc.		HMFI and HFI; and
7250 Redwood Blvd.		since July 2005 HFT
Suite 200
Novato, CA 94945
Teresa M. Nilsen(1)	Executive Vice	1 year term	Currently Executive Vice President, Chief Financial	N/A	Director of
Age: 42	President and		Officer and Secretary of Hennessy Advisors, Inc.,		Hennessy
Address:	Treasurer	Since January 1996	the Hennessy Funds' investment advisor; Ms. Nilsen		Advisors, Inc.
c/o Hennessy Advisors, Inc.		HMFI and HFI; and	has been the corporate secretary and a financial
7250 Redwood Blvd.		since July 2005 HFT	officer of Hennessy Advisors, Inc. since 1989; Ms.
Suite 200			Nilsen has been an officer of the Hennessy Funds
Novato, CA 94945			since 1996, currently she is Executive Vice
President and Treasurer.
Daniel B. Steadman(1)	Executive Vice	1 year term	Executive Vice President of Hennessy Advisors, Inc.,	N/A	Director of
Age: 52	President and		the Hennessy Funds’ investment advisor, from 2000		Hennessy
Address:	Secretary	Since March 2000	to the present; Mr. Steadman has been Executive		Advisors, Inc.
c/o Hennessy Advisors, Inc.		HMFI and HFI; and	Vice President and Secretary of the Hennessy
7250 Redwood Blvd.		since July 2005 HFT	Funds since 2000.
Suite 200
Novato, CA 94945

(1)     All Officers of the Hennessy Funds and employees of the Manager are Interested Persons of the Fund.

Name, Address, and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Tania A. Kelley(1)	Vice President	1 year term	Has been employed by Hennessy Advisors, Inc., the	N/A	None.
Age: 43	of Marketing		Hennessy Funds’ investment advisor, since October
Address:		Since October 2003	2003; Director of Sales and Marketing for
c/o Hennessy Advisors, Inc.		HMFI and HFI; and	ATT/Comcast from 2000 through 2003.
7250 Redwood Blvd.		since July 2005 HFT
Suite 200
Novato, CA 94945
Brian Peery(1)	Vice President,	1 year term	Has been employed by Hennessy Advisors, Inc., the	N/A	None.
Age: 39	Director of		Hennessy Funds’ investment advisor, since June
Address:	Research	Since March 2003	2002; Vice President of Institutional Sales
c/o Hennessy Advisors, Inc.		HMFI and HFI; and	and Senior Analyst with Brad Peery Inc. from June
7250 Redwood Blvd.			2000 to June since July 2005 HFT 2002; from 1996 to
Suite 200			2002, Mr. Peery worked for Haywood Securities
Novato, CA 94945			where he was a Vice President.

(1)     All Officers of the Hennessy Funds and employees of the Manager are Interested Persons of the Fund.

        Pursuant to the terms of the Management Agreement (as defined below) with HFT, the Manager, on behalf of the Fund, pays the compensation of all Officers and Trustees who are affiliated persons of the Manager.

        The Board of Trustees has an Audit Committee whose members are Messrs. DeSousa, Doyle (Chairman) and Richardson. The primary functions of the Audit Committee are to recommend to the Board of Trustees the independent registered public accounting firm to be retained to perform the annual audit, to review the results of the audit, to review the Fund’s internal controls and to review certain other matters relating to the Fund’s independent registered public accounting firm and financial records. The Audit Committee met once during the fiscal year ended October 31, 2007. [To be updated to reflect the meetings held for the fiscal year ended October 31, 2008.]

        HFT pays Trustees who are not interested persons of the Fund (each, a “Disinterested Trustee”) a $750 fee for each meeting of the Board of Trustees attended. HFT may also reimburse Trustees for travel expenses incurred in order to attend meetings of the Board of Trustees.

        The table below sets forth the compensation paid by HFT to each of the current Trustees of HFT for services as Trustees for the twelve months ended October 31, 2007. [To be updated to reflect the compensation paid for the fiscal year ended October 31, 2008.]

COMPENSATION TABLE
Name of Person	Aggregate Compensation from HFT	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from HFT and Fund Complex (1) Paid to Trustees
Disinterested Trustees
J. Dennis DeSousa	$3,000	$0	$0	$16,000
Robert T. Doyle	$3,000	$0	$0	$16,000
Gerald P. Richardson	$3,000	$0	$0	$16,000

COMPENSATION TABLE
Name of Person	Aggregate Compensation from HFT	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from HFT and Fund Complex (1) Paid to Trustees
“Interested Persons” (as defined in the 1940 Act)
Neil J. Hennessy	$0	$0	$0	$0

(1)     The Fund, the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Growth Fund, Series II, the Hennessy Focus 30 Fund, the Hennessy Cornerstone Value Fund, the Hennessy Total Return Fund, the Hennessy Balanced Fund and the Hennessy Cornerstone Large Growth Fund (as of the date of this SAI the Hennessy Cornerstone Large Growth Fund had not commenced operations) are the only funds in the fund complex.

        Because the Manager and the Administrator perform substantially all of the services necessary for the operation of the Fund, the Fund requires no employees. No officer, director or employee of the Manager or the Administrator receives any compensation from HFT for acting as a Trustee or Officer.

OWNERSHIP OF MANAGEMENT AND PRINCIPAL SHAREHOLDERS

        As of the date of this SAI, the Officers and Trustees of the Fund as a group (12 persons) did not own any shares of the Fund.

        The following table sets forth the dollar range of equity securities beneficially owned by each Trustee in the Fund as of June 30, 2008. [To be updated to reflect ownership as of December 31, 2008.]

B=20

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies(1)
Disinterested Trustees
J. Dennis DeSousa	None	Over $100,000
Robert T. Doyle	None	$10,001-50,000
Gerald P. Richardson	None	Over $100,000
“Interested Persons” (as defined in the 1940 Act)
Neil J. Hennessy	None	Over $100,000

(1)	The Fund, the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Growth Fund, Series II, the Hennessy Focus 30 Fund, the Hennessy Cornerstone Value Fund, the Hennessy Total Return Fund, the Hennessy Balanced Fund and the Hennessy Cornerstone Large Growth Fund (as of the date of this SAI the Hennessy Cornerstone Large Growth Fund had not commenced operations) are the only funds in the fund complex.

        None of the Trustees who are Disinterested Trustees, or any members of their immediate family, own shares of the Manager or companies, other than registered investment companies, controlled by or under common control with the Manager.

        As of December 31, 2007, the following shareholders owned more than 5% of the outstanding voting securities of the Tamarack Value Fund (the shares indicated are held of record). [To be updated to reflect ownership as of the most recent practicable date.]

Class A

Name & Address	Shares Owned	%
GEORGE SKAFF AND JAMIE WEST ELIAS JT/WROS	8,905.73	42.18%
PAS MANAGED ACCOUNT
SEATTLE WA
RBC DAIN RAUSCHER INC FBO	5,432.81	25.73
P MATTHEW BOLES
DALLAS TX
JAMES R SEWARD TTEE	4,232.93	20.05
J R SEWARD REVOC TRUST
OVERLAND PARK KS

Class C

Name & Address	Shares Owned	%
RBC DAIN RAUSCHER CUSTODIAN	505.60	71.72%
KIMBERLY S SCHNEIDER
MINNEAPOLIS MN
TAMARACK DISTRIBUTORS INC	159.35	22.60%
ATTN CRAIG WASYLKIW
MINNEAPOLIS MN
THOMAS J OAKES CUST	39.47	5.60%
FBO SHANE T KEELER
LYNDHURST NJ

Class R

Name & Address	Shares Owned	%
TAMARACK DISTRIBUTORS INC	160.80	99.65%
ATTN CRAIG WASYLKIW
MINNEAPOLIS MN

Class S

Name & Address	Shares Owned	%
CHARLES SCHWAB & CO INC	1,724,973.71	19.25%
REINVEST ACCOUNT
SAN FRANCISCO CA
NATL FINANCIAL SVCS CORP FOR	771,529.91	8.61%
EXCLUSIVE BENEFIT OF CUSTOMERS
NEW YORK NY

MANAGEMENT OF THE FUND

        THE MANAGER. The investment advisor to the Fund is Hennessy Advisors, Inc. (the “Manager”). The Manager acts as the investment manager of the Fund pursuant to a management agreement with HFT (the “Management Agreement”). The Manager is controlled by Neil J. Hennessy, who currently owns 35.6% of the outstanding voting securities of the Manager.

        Under the Management Agreement, the Manager is entitled to an investment advisory fee in respect of the Fund, computed daily and payable monthly, at the annual rate of 0.85% of the Fund’s average daily net assets.

        Pursuant to the Management Agreement, the Manager is responsible for providing or overseeing the investment management of the Fund’s portfolio, subject to general oversight by the Board of Trustees, and provides the Fund with office space. In addition, the Manager is obligated to keep certain books and records of the Fund. In connection therewith, the Manager furnishes the Fund with those ordinary clerical and bookkeeping services that are not being furnished by the Fund’s custodian, administrator or transfer agent.

        Under the terms of the Management Agreement, the Fund bears all expenses incurred in its operation that are not specifically assumed by the Manager, the Administrator (as defined below) or the Distributor (as defined below). General expenses of the Fund not readily identifiable as belonging to the Fund are allocated among the Hennessy Funds by or under the direction of the Board of Directors/Trustees in such manner as the Board determines to be fair and equitable. Expenses borne by the Fund include, but are not limited to, the following (or the Fund’s allocated share of the following): (i) the cost (including brokerage commissions, if any) of securities purchased or sold by the Fund and any losses incurred in connection therewith; (ii) investment management fees; (iii) organizational expenses; (iv) filing fees and expenses relating to the registration and qualification of HFT or the shares of the Fund under federal or state securities laws and maintenance of such registrations and qualifications; (v) fees and expenses payable to Disinterested Trustees; (vi) taxes (including any income or franchise taxes) and governmental fees; (vii) costs of any liability, trustees’ and officers’ insurance and fidelity bonds; (viii) legal, accounting and auditing expenses; (ix) charges of custodian, transfer agent and other agents; (x) expenses of setting in type and providing a camera-ready copy of the Fund’s Prospectus and supplements thereto, expenses of setting in type and printing or otherwise reproducing statements of additional information and supplements thereto and reports and proxy materials for existing shareholders; (xi) any extraordinary expenses (including fees and disbursements of counsel) incurred by HFT or the Fund; (xii) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; and (xiii) costs of meetings of shareholders. The Manager may voluntarily waive its management fee or subsidize other Fund expenses. This may have the effect of increasing the Fund’s return.

        Under the Management Agreement, the Manager will not be liable for any error of judgment or mistake of law or for any loss suffered by HFT or the Fund in connection with the performance of the Management Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Manager in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

        The Management Agreement has an initial term of two years and may be renewed from year to year thereafter so long as such continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act. The Management Agreement provides that it will terminate in the event of its assignment (as defined in the 1940 Act). The Management Agreement may be terminated by HFT with respect to the Fund or by the Manager upon 60 days’ prior written notice.

        The Manager has undertaken to reimburse the Fund to the extent that the aggregate annual operating expenses of the shares, including the investment advisory fee and the administration fee but excluding interest, reimbursement payments to securities lenders for dividend and interest payments on securities sold short, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items, exceed that percentage of the average net assets of the Fund’s shares for such year, as determined by valuations made as of the close of each business day of the year, which is the most restrictive percentage provided by the state laws of the various states in which the shares of the Fund are qualified for sale or, if the states in which the shares of the Fund are qualified for sale impose no such restrictions, 1.30% for Original Class shares (until January 2010) and 0.98% for Institutional Class shares. As of the date hereof, no such state law provision was applicable to the Fund. If the accrued amount of the expenses of the Fund exceeds the expense limitation, the Fund creates an account receivable from the Manager for the amount of such excess. In such a situation the monthly payment of the Manager’s fee will be reduced by the amount of such excess (and if the amount of such excess in any month is greater than the monthly payment of the Manager’s fee, the Manager will pay the Fund the amount of such difference), subject to adjustment month by month during the balance of the Fund’s fiscal year if accrued expenses thereafter fall below this limit. If, in any of the three fiscal years following any fiscal year in which the Manager has reimbursed the Fund for excess expenses, the Fund’s expenses, as a percentage of the Fund’s average net assets, are less than the applicable expense ratio limit, the Fund shall repay to the Manager the amount the Manager reimbursed the Fund; provided, however, that the Fund’s expense ratio shall not exceed the applicable limit.

        The Fund is newly organized and as of the date of this SAI has not paid any fees to the Manager pursuant to the Management Agreement.

        The Fund has entered into a Servicing Agreement with the Manager (the “Servicing Agreement”). Pursuant to the Servicing Agreement, the Manager will provide administrative support services to the Fund consisting of:

•	maintaining an “800” number that current shareholders may call to ask questions about the Fund or their accounts with the Fund;

•	assisting shareholders in processing exchange and redemption requests;

•	assisting shareholders in changing dividend options, account designations and addresses;

•	responding generally to questions of shareholders; and

•	providing such other similar services as the Fund may request.

        For such services, the Fund pays an annual fee to the Manager equal to 0.10% of its average daily net assets. The Institutional Class shares of the Fund are not subject to the Servicing Agreement fees. The Fund is newly organized and as of the date of this SAI had not paid any fees to the Manager pursuant to the Servicing Agreement.

        The Servicing Agreement may be terminated by either party upon sixty days’ written notice to the other party, and will be terminated if its continuance is not approved at least annually by a majority of those Trustees who are not parties thereto or “interested persons” (as defined in the 1940 Act) of any such party.

        THE SUB-ADVISOR. The Sub-Advisor is the sole sub-advisor of the Fund, and has entered into a sub-advisory contract with the Manager (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Advisor makes specific portfolio investments in accordance with the Fund’s investment objective and the Sub-Advisor’s investment approach and strategies. Under the Sub-Advisory Agreement, the Sub-Advisor is entitled to an investment advisory fee in respect of the Fund, computed daily and payable monthly, at the annual rate of 0.35% of the Fund’s average daily net assets. The Manager pays the Sub-Advisor’s fee from its own assets, and this fee is not an additional expense of the Fund.

        The Sub-Advisor is a wholly-owned subsidiary of RBC Capital Markets Holdings (USA) Inc., which is an indirect wholly-owned subsidiary of Royal Bank of Canada.

        Sub-Advisor(s) of the Fund are employed and may be terminated by the Manager subject to prior approval by the Board of Trustees. The employment of a new sub-advisor currently requires the prior approval of the shareholders of the Fund. HFT, however, may request an order of the SEC exempting the Fund from the requirements under the 1940 Act relating to shareholder approval of a new sub-advisor. There can be no assurance that HFT will request such an order, or, if requested, that such an order will be granted with respect to the Fund. Selection and retention criteria for sub-advisor include: (i) their historical performance records; (ii) consistent performance in the context of the markets; (iii) organizational stability and reputation; (iv) the quality and depth of investment personnel; and (v) the ability of the sub-advisor to apply its approach consistently. Each sub-advisor will not necessarily exhibit all of the criteria to the same degree. Sub-Advisors are paid by the Advisor (not by the Fund).

        The Sub-Advisor’s activities are subject to general supervision by the Manager and the Board of Trustees. Although the Manager and the Board of Trustees do not evaluate the investment merits of the Sub-Advisor’s specific securities selections, they do review the performance of each sub-advisor relative to the selection criteria.

        The Sub-Advisory Agreement has an initial term of two years and may be renewed from year to year thereafter so long as such continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act. The Sub-Advisory Agreement provides that it will terminate in the event of its assignment (as defined in the 1940 Act). The Sub-Advisory Agreement may be terminated by HFT with respect to the Fund or by the Manager upon 60 days’ prior written notice.

        The Fund is newly organized and as of the date of this SAI the Manager has not paid any fees to the Sub-Advisor pursuant to the Sub-Advisory Agreement.

        In addition to entering into the Sub-Advisory Agreement, the Manager and the Sub-Advisor have entered into an arrangement that provides that if the Fund terminates the Sub-Advisor without cause prior to the conclusion of the 24th full calendar month after the date they enter into the arrangement, the Manager will pay the Sub-Advisor an amount equal to 0.35% of the aggregate net asset value of the Fund as of the close of business on the business day immediately preceding the closing date for the reorganization; provided that this amount shall be reduced by 1/24 for each full calendar month that has elapsed since the date the parties entered into the arrangement.

        The arrangement also provides, within 24 months of entering into the arrangement, that if the Manger terminates the Sub-Advisor without cause and without providing at least 60 calendar days advance written notice of such termination, then the Manager will pay the Sub-Advisor an amount equal to the product obtained by multiplying (1) the average monthly fee paid to the Sub-Advisor by the Fund for the 12 full calendar months immediately preceding the date the Sub-Advisor received written notice of its termination, by (2) the number of months between the date of such termination and the date that is 12 full calendar months after the date the Sub-Advisor received written notice of its termination.

        Following the second anniversary of the arrangement, if the Sub-Advisory Agreement is terminated by the Manager without having provided the Sub-Advisor with at least 60 calendar days advance written notice of such termination, then all fees will become due and owing to the Sub-Advisor under the Sub-Advisory Agreement promptly after the termination date, and the amount of such fees will be calculated by treating the termination date as the date that is 60 full calendar days after the date the Sub-Advisor received written notice of its termination and, for the calendar days following the termination date, basing the calculation of the fee on the aggregate net asset value of the Fund as of the close of business on the business day immediately preceding the termination date.

        THE PORTFOLIO MANAGERS. The Sub-Advisor is the sole sub-advisor to the Fund. The portfolio managers that the Sub-Advisor employs to manage the Fund’s portfolio may have responsibility for the day-to-day management of accounts other than the Fund. Information regarding these other accounts is set forth below. [To be updated to reflect accounts as of September 30, 2008.]

	Number of Other Accounts Managed and Total Assets by Account Type			Number of Accounts and Total Assets for Which Advisory Fee is Performance-Based

Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Bruce W. Kaser	____	____	____	0	0	0
	$_________	$_________	$_________	$0	$0	$0
Stuart A. Lippe	____	____	____	0	0	0
	$_________	$_________	$_________	$0	$0	$0

        The portfolio managers are often responsible for managing other accounts. The Sub-Advisor typically assigns accounts with similar investment strategies to the portfolio manager to mitigate the potentially conflicting investment strategies of accounts. Other than potential conflicts between investment strategies, the side-by-side management of the Fund and other accounts may raise potential conflicts of interest due to the interest held by the Sub-Advisor or one of its affiliates in an account and certain trading practices used by the portfolio manager (for example, cross trades between the Fund and another account and allocation of aggregated trades). The Sub-Advisor has developed policies and procedures reasonably designed to mitigate those conflicts, including trade allocation policies and codes of ethics.

        Portfolio manager compensation consists of three components: a base salary, an annual bonus, and an incentive plan. The Sub-Advisor calibrates salaries by position and gears them to be competitive in the national marketplace. Annual bonuses for all Sub-Advisor employees are determined by two factors: the firm’s financial performance and individual performance. All portfolio managers, analyst and traders are compensated in the same manner for all accounts, whether or not they are mutual funds, separately managed accounts or pooled products. The criteria for calculating annual bonuses and incentive plan payouts for the portfolio managers is described below.

        In addition to a base salary, each portfolio manager of the Fund is eligible to receive an annual performance bonus based on the pre- tax, gross performance of each portfolio style their team manages against its respective benchmarks and peer groups. These are the Russell 1000 Value Index and eVestment Alliance Large Cap Value manager peer group of accounts managed in the large cap value style. Calculations are based on performance versus these benchmarks and peer groups for both the one and three year periods. Three-year performance accounts for two-thirds of the annual bonus calculation. The portfolio managers’ bonus calculations also include a component for performance of investment selections, based on the trailing twelve-month period.

        While the portfolio managers of the Fund do not participate in the Sub-Advisor’s Long Term Incentive plan, they do participate in a separate incentive plan covering portfolio managers, analysts, and traders that provides them with a share of the operating profits (net of expenses, including base salary and bonus) generated by their division above a predetermined hurdle. This plan serves as a proxy for ownership.

        As of September 30, 2008, neither of the portfolio managers owned any shares of the Fund.

        THE ADMINISTRATOR. U.S. Bancorp Fund Services, LLC (the “Administrator”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, provides administration services to the Fund pursuant to a Fund Administration Servicing Agreement with HFT (the “Administration Agreement”). The Administration Agreement provides that the Administrator will furnish the Fund with various administrative services including, but not limited to, (i) the preparation and coordination of reports to the Board of Trustees; preparation and filing of securities and other regulatory filings (including state securities filings); (ii) marketing materials, tax returns and shareholder reports; (iii) review and payment of Fund expenses; (iv) monitoring and oversight of the activities of the Fund’s other servicing agents (i.e., transfer agent, custodian, accountants, etc.); (v) maintaining books and records of the Fund; and (vi) administering shareholder accounts. In addition, the Administrator may provide personnel to serve as officers of the Fund. The salaries and other expenses of providing such personnel are borne by the Administrator. Under the Administration Agreement, the Administrator is required to exercise reasonable care and is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with its performance as Administrator, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties under the Administration Agreement.

        For all services provided pursuant to the Administration Agreement, Fund Accounting Services Agreement (see below), Custodian Agreement (see below) and Transfer Agent Agreement (see below), the Administrator and its affiliates will receive from the Hennessy Funds an annual fee, payable monthly, based on the average daily net assets of all of the funds in the fund complex, which includes the Fund, the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Growth Fund, Series II, the Hennessy Focus 30 Fund, the Hennessy Cornerstone Value Fund, the Hennessy Total Return Fund, the Hennessy Balanced Fund and the Hennessy Cornerstone Large Growth Fund (as of the date of this SAI the Hennessy Cornerstone Large Growth Fund had not commenced operations). The annual fee for the fund complex is equal to 0.255% of the first $1 billion of the average daily net assets of the fund complex, 0.21% of the next $1 billion of the average daily net assets of the fund complex and 0.17% of the average daily net assets of the fund complex in excess of $2 billion, subject to a minimum annual fee for the fund complex of $600,000. The Administration Agreement will remain in effect until terminated by either party. The Administration Agreement may be terminated at any time, without the payment of any penalty, by the Board of Trustees upon the giving of 90 days’ written notice to the Administrator, or by the Administrator upon the giving of 90 days’ written notice to the Trust.

        The Fund is newly organized and as of the date of this SAI had not paid any fees to the Administrator, the Transfer Agent or the Custodian.

        ACCOUNTING SERVICES AGREEMENT. The Administrator also provides fund accounting services to the Fund pursuant to a Fund Accounting Servicing Agreement with HFT (the “Fund Accounting Servicing Agreement”). For its accounting services, the Administrator and its affiliates are entitled to receive annual fees, payable monthly, based on the fee schedule set forth above under “THE ADMINISTRATOR.”

        TRANSFER AGENT AND CUSTODIAN. U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as transfer agent for the Fund pursuant to a Transfer Agent Agreement with HFT (the “Transfer Agent Agreement”). Under the Transfer Agent Agreement, the Transfer Agent has agreed to issue and redeem shares of the Fund, make dividend and other distributions to shareholders of the Fund, respond to correspondence by Fund shareholders and others relating to its duties, maintain shareholder accounts and make periodic reports to the Fund.

        U.S. Bank, National Association (the “Custodian”), Custody Operations, 1555 N. RiverCenter Drive, Suite 302, Milwaukee, WI 53212, serves as custodian for the Fund pursuant to a Custodian Agreement with HFT (the “Custodian Agreement”). The Custodian and the Administrator are affiliates of each other. Under the Custodian Agreement, the Custodian will be responsible for, among other things, receipt of and disbursement of funds from the Fund’s accounts, establishment of segregated accounts as necessary, and transfer, exchange and delivery of Fund portfolio securities.

        THE DISTRIBUTOR. Quasar Distributors, LLC (the “Distributor”), 615 East Michigan Street, Milwaukee, Wisconsin 53202 serves as the distributor for the Fund pursuant to a Distribution Agreement with HFT (the “Distribution Agreement”). The Distributor and the Administrator are affiliates of each other. Under the Distribution Agreement, the Distributor provides, on a best efforts basis and without compensation from HFT, distribution-related services to the Fund in connection with the continuous offering of the Fund’s shares.

        CODE OF ETHICS. HFT, the Sub-Advisor and the Manager have each adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. This Code of Ethics permits personnel subject thereto to invest in securities, including securities that may be purchased or held by the Fund (subject to certain limitations). This Code of Ethics, with certain exceptions, generally prohibits, among other things, persons subject thereto from purchasing or selling securities if they know at the time of such purchase or sale that the security is being considered for purchase or sale by the Fund or is being purchased or sold by the Fund.

        PROXY VOTING POLICY. HFT has contractually delegated, subject to oversight by the Board of Trustees, the responsibility for voting proxies relating to portfolio securities held by the Fund to the Sub-Advisor. HFT has delegated proxy voting to the Sub-Advisor with the direction that in voting proxies the Sub-Advisor should generally follow the so-called “Wall Street Rule” (namely, vote as management recommends or sell the stock prior to the meeting). In the event that a vote presents a conflict of interest between the interests of the Fund and the Sub-Advisor, the Sub-Advisor will disclose the conflict to the Board of Trustees and offer the Board of Trustees the opportunity to instruct the Sub-Advisor in voting the securities.

        Information on how the Fund voted proxies during the most recent 12-month period ended June 30 is available on the Fund’s website at http://www.hennessyfunds.com or the website of the SEC at http://www.sec.gov.

PORTFOLIO TRANSACTIONS

        Subject to policies established by the Board of Trustees, the Sub-Advisor is responsible for the execution of Fund transactions and the allocation of brokerage transactions for the Fund. As a general matter in executing Fund transactions, the Sub-Advisor may employ or deal with such brokers or dealers that may, in the Sub-Advisor’s best judgment, provide prompt and reliable execution of the transaction at favorable security prices and reasonable commission rates. In selecting brokers or dealers, the Sub-Advisor will consider all relevant factors, including the price (including the applicable brokerage commission or dealer spread), size of the order, nature of the market for the security, timing of the transaction, the reputation, experience and financial stability of the broker-dealer, the quality of service, difficulty of execution and operational facilities of the firm involved and in the case of securities, the firm’s risk in positioning a block of securities. Prices paid to dealers in principal transactions through which most debt securities and some equity securities are traded generally include a spread, which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at that time. With respect to securities traded in the over-the-counter markets, the Fund may engage in transactions with the dealers who make markets in such securities, unless a better price or execution could be obtained by using a broker. The Fund has no obligation to deal with any broker or group of brokers in the execution of Fund transactions.

        The Sub-Advisor may select broker-dealers that provide it with research services and may cause the Fund to pay such broker-dealers commissions that exceed those that other broker-dealers may have charged, if in its view the commissions are reasonable in relation to the value of the brokerage and/or research services provided by the broker-dealer. Research services furnished by brokers through which the Fund effects securities transactions may be used by the Sub-Advisor in advising other funds or accounts and, conversely, research services furnished to the Sub-Advisor by brokers in connection with other funds or accounts the Sub-Advisor advises may be used by the Sub-Advisor in advising the Fund. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Sub-Advisor under the Sub-Advisory Agreement. The Fund may purchase and sell Fund portfolio securities to and from dealers who provide the Fund with research services. Fund transactions will not be directed to dealers solely on the basis of research services provided.

        Investment decisions for the Fund and for other investment accounts managed by the Sub-Advisor are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may be made for the Fund and one or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then allocated between the Fund and such other account(s) as to amount according to a formula deemed equitable to the Fund and such account(s). Although in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, or upon its ability to complete its entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the Fund.

        The Fund is newly organized and as of the date of this SAI has not paid any portfolio brokerage commissions.

        PORTFOLIO TURNOVER. For reporting purposes, the Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. In determining such portfolio turnover, securities with maturities at the time of acquisition of one year or less are excluded. The Sub-Advisor will adjust the Fund’s assets as it deems advisable, and portfolio turnover will not be a limiting factor should the Sub-Advisor deem it advisable for the Fund to purchase or sell securities.

        High portfolio turnover (100% or more) involves correspondingly greater brokerage commissions, other transaction costs, and a possible increase in short-term capital gains or losses. See “VALUATION OF SHARES” and “ADDITIONAL INFORMATION ABOUT DISTRIBUTIONS AND TAXES” below.

DISCLOSURE OF PORTFOLIO HOLDINGS

        POLICY. The Board of Trustees of the Fund has adopted the following policies regarding the disclosure of the portfolio holdings of the Fund:

        The portfolio holdings information of the Fund are not released to individual investors, institutional investors, intermediaries that distribute the Fund’s shares, rating and ranking organizations, or affiliated persons of the Fund or non-regulatory agencies except that:

        (1)     The Fund will release holdings information for its portfolio quarterly to various rating and ranking services, including, but not limited to, Morningstar, Lipper, Standard and Poor’s, and Bloomberg. The release of such information will usually be completed by U.S. Bancorp Fund Services as authorized by an officer of the Fund. The holdings information released to such services will be as of the last day of the quarter. This release of information is delivered by magnetic media or transmission and is generally released between the 15th and 20th calendar day following a calendar quarter end.

        (2)     By virtue of their duties and responsibilities, the Transfer Agent, Custodian and Administrator of HFT (all third-party service providers), the Sub-Advisor and the Manager will have daily regular access to the portfolio holdings information of the Fund. The Transfer Agent will not release the portfolio holdings information of the Fund to anyone without the written authorization of an officer of HFT.

        (3)     For the purposes of the trading of portfolio securities, the Manager may from time to time provide brokers with trade lists that may reflect, in part or in total, the portfolio holdings of the Fund. The provision of such trade lists will be subject to customary broker confidentiality agreements and trading restrictions.

        (4)     The Fund will release portfolio holdings information in its annual and semi-annual reports on SEC Form N-Q, on Form 13F and as requested or required by law to any governing or regulatory agency of the Fund.

        (5)     An officer of HFT may, subject to confidentiality agreements and trading restrictions, authorize the release of portfolio holdings information for due diligence purposes to an investment advisor that is in merger or acquisition talks with the Manager or to a newly hired investment advisor or sub-advisor.

        (6)     On the 4th business day following each calendar quarter-end the Fund may publicly release the names, percentages of Fund assets, and sector weightings of all of the assets in the Fund’s portfolio. This information will be as of the last day of the calendar quarter-end and may be released in print, via the Fund’s web site, or in other forms as requested by the public.

        (7)     The Chief Compliance Officer of the Fund may authorize the release of portfolio holding information on an exception basis provided that (a) the Chief Compliance Officer determines that such a release would be helpful to the shareholders of the Fund; (b) the holdings are released as of the end of a calendar month; (c) the holdings are not released until five calendar days after the end of the month; and (d) the exceptional release is reported to the Board of Trustees.

        Under no circumstances shall the Fund, the Manager or any officers, trustees or employees of the Fund or the Manager receive any compensation for the disclosure of portfolio holdings information.

        The above policies may not be modified without approval of the Board of Trustees.

        PROCEDURE. Each year, the Fund sends a written authorization to the Transfer Agent authorizing the Transfer Agent to provide rating and ranking services with the quarterly portfolio information of the Fund. The Transfer Agent releases such information to the rating and ranking services between the 5th and 10th of each month following a calendar quarter end.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

        You may purchase and redeem shares of the Fund on each day that the New York Stock Exchange, Inc. (“NYSE”) is open for trading (“Business Day”). Currently, the NYSE is closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Additionally, when any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading the preceding Friday and when any such holiday falls on a Sunday, the NYSE will not be open for trading the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or yearly accounting period. The NYSE may also be closed on national days of mourning. Purchases and redemptions of the shares of the Fund are effected at their respective net asset values per share determined as of the close of the NYSE (normally 4:00 P.M., Eastern time) on that Business Day. The time at which the transactions are priced may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 P.M., Eastern time.

        The Fund may suspend redemption privileges of shares of the Fund or postpone the date of payment during any period (i) when the NYSE is closed or trading on the NYSE is restricted as determined by the SEC; (ii) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for the Fund to dispose of securities owned by them or to determine fairly the value of their assets; or (iii) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder’s cost, depending on the market value of the Fund’s securities at the time.

        The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund uses some or all of the following procedures to process telephone redemptions: (i) requesting a shareholder to correctly state some or all of the following information: account number, name(s), social security number registered to the account, personal identification, banking institution, bank account number and the name in which the bank account is registered; (ii) recording all telephone transactions; and (iii) sending written confirmation of each transaction to the registered owner.

        The payment of the redemption price may be made in money or in kind, or partly in money and partly in kind, as determined by the Trustees. However, the Fund has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem shares solely in money up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. While the Rule is in effect, such election may not be revoked without the approval of the SEC. It is contemplated that if the Fund should redeem in kind, securities distributed would be valued as described below under “VALUATION OF SHARES,” and investors would incur brokerage commissions in disposing of such securities. If the Fund redeems in kind, the Fund will not distribute depository receipts representing foreign securities.

VALUATION OF SHARES

        The net asset value for the shares of the Fund normally will be determined on each day the NYSE is open for trading. The net assets of the Fund are valued as of the close of the NYSE (normally 4:00 P.M., Eastern time) on each Business Day. The Fund’s net asset value per share is calculated separately.

        The net asset value per share of the Fund is computed by dividing the value of the securities held by the Fund plus any cash or other assets, less its liabilities, by the number of outstanding shares of the Fund, and adjusting the result to the nearest full cent. Securities listed on the NYSE, American Stock Exchange or other national exchanges (other than The NASDAQ Stock Market) are valued at the last sale price on the date of valuation, and securities that are traded on The NASDAQ Stock Market are valued at the Nasdaq Official Closing Price on the date of valuation. Bonds and other fixed-income securities are valued using market quotations provided by dealers, and also may be valued on the basis of prices provided by pricing services when the Board of Trustees believes that such prices reflect the fair market value of such securities. If there is no sale in a particular security on such day, it is valued at the mean between the bid and ask prices. Other securities, to the extent that market quotations are readily available, are valued at market value in accordance with procedures established by the Board of Trustees. Any other securities and other assets for which market quotations are not readily available are valued in good faith in a manner determined by the Board of Trustees best to reflect their full value. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

ADDITIONAL INFORMATION ABOUT DISTRIBUTIONS AND TAXES

        The Fund intends to continue to qualify for the special tax treatment afforded regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Code”). As long as the Fund so qualifies, the Fund will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gains that it distributes to shareholders. If the Fund fails to qualify as a RIC in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such, the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of the Fund that did not qualify as a RIC would not be liable for income tax on the Fund’s net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from the Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of accumulated earnings and profits of the Fund.

        The Fund intends to distribute substantially all of its net investment income and net capital gains each fiscal year. Dividends paid by the Fund from its ordinary income or from an excess of net realized short-term capital gains over net long-term capital losses (together referred to hereafter as “ordinary income dividends”) are taxable to shareholders as ordinary income. (Note that a portion of the Fund’s dividends may be taxable to investors at the lower rate applicable to dividend income.) Distributions made from the Fund’s net realized capital gains are taxable to shareholders as capital gains, regardless of the length of time the shareholder has owned Fund shares. Not later than 60 days after the close of its taxable year, the Fund will provide its shareholders with a written notice designating the amounts of any ordinary income dividends or capital gains dividends. Distributions in excess of the Fund’s earnings and profits will first reduce the adjusted tax basis of a holder’s shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset).

        Dividends are taxable to shareholders even though they are reinvested in additional shares of the Fund. A portion of the ordinary income dividends paid by the Fund may be eligible for the 70% dividends received deduction allowed to corporations under the Code, if certain requirements are met. If the Fund pays a dividend in January that was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its shareholders on December 31 of the year in which such dividend was declared.

        Redemptions and exchanges of the Fund’s shares are taxable events, and, accordingly, shareholders may realize gains or losses on such events. (However, a conversion from Original Class shares to Institutional Class shares or from Institutional Class shares to Original Class shares of the Fund is not a taxable transaction.) A loss realized on a sale or exchange of shares of the Fund will be disallowed if other Fund shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Fund shares held for six months or less, which is now disallowed, will be treated as long-term capital loss to the extent of any capital gains distributions received by the shareholder with respect to such shares.

        Under certain provisions of the Code, some shareholders may be subject to a 28% withholding tax on reportable dividends, capital gains distributions and redemption payments (“backup withholding”). Generally, shareholders subject to backup withholding will be those for whom a certified taxpayer identification number is not on file with the Fund or who, to the knowledge of the Fund, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

        The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect, and does not address the state and local tax, or estate or inheritance tax, consequences of an investment in the Fund. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and the Treasury regulations are subject to change by legislative or administrative action either prospectively or retroactively.

        Shareholders are urged to consult their own tax advisors regarding specific questions as to Federal, state, local or foreign taxes or estate or inheritance tax. Foreign investors should consider applicable foreign taxes in their evaluation of an investment in the Fund.

DESCRIPTION OF SECURITIES RATINGS

        The Fund may invest in commercial paper and commercial paper master notes rated A-1 or A-2 by Standard & Poor’s or Prime-1 or Prime-2 by Moody’s.

        Standard & Poor’s Commercial Paper Ratings. A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

        A-1. the highest category indicates that the degree of safety regarding timely payment is strong. Those issuers determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

        A-2. Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issuers designated “A-1".

        A-3. Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying a higher designation.

        Moody’s Short-Term Debt Ratings. Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations that have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

        Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

        Prime-1. Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

•	Leading market positions in well-established industries.

•	High rates of return on funds employed.

•	Conservative capitalization structure with moderate reliance on debt and ample asset protection.

•	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•	Well-established access to a range of financial markets and assured sources of alternate liquidity.

        Prime-2. Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

        Prime-3. Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

ANTI-MONEY LAUNDERING PROGRAM

        The Fund has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Fund’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

        Procedures to implement the Program include, but are not limited to, determining that the Fund’s Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Fund will not transact business with any person or entity whose identity cannot be adequately verified under the provision of the USA PATRIOT Act.

        As a result of the Program, the Fund may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a governmental agency.

OTHER INFORMATION

        DESCRIPTION OF SHARES. The Fund’s authorized capital consists of an unlimited number of shares of beneficial interest, having no par value ( “Shares”). Shareholders are entitled: (i) to one vote per full Share; (ii) to such distributions as may be declared by the Trustees out of funds legally available; and (iii) upon liquidation, to participate ratably in the assets available for distribution. There are no conversion or sinking fund provisions applicable to the Shares, and the holders have no preemptive rights and may not cumulate their votes in the election of Trustees. Consequently, the holders of more than 50% of the Shares of HFT voting for the election of Trustees can elect all the Trustees, and in such event, the holders of the remaining Shares voting for the election of Trustees will not be able to elect any persons as Trustees. As indicated above, the Fund does not anticipate holding an annual meeting in any year in which the election of Trustees is not required to be acted on by shareholders under the 1940 Act.

        The Shares are redeemable and are transferable. All Shares issued and sold by the Fund will be fully paid and nonassessable. Fractional Shares entitle the holder of the same rights as whole Shares.

        Pursuant to the Trust Instrument, the Trustees may establish and designate one or more separate and distinct series of Shares, each of which shall be authorized to issue an unlimited number of Shares. In addition, the Trustees may, without obtaining any prior authorization or vote of shareholders, redesignate or reclassify any issued Shares of any series. In the event that more than one series is established, each Share outstanding, regardless of series, would still entitle its holder to one vote. As a general matter, Shares would be voted in the aggregate and not by series, except where class voting would be required by the 1940 Act (e.g., change in investment policy or approval of an investment advisory agreement). All consideration received from the sale of Shares of any series, together with all income, earnings, profits and proceeds thereof, would belong to that series and would be charged with the liabilities in respect of that series and of that series’ share of the general liabilities of the Fund in the proportion that the total net assets of the series bear to the total net assets of all series. The net asset value of a Share of any series would be based on the assets belonging to that series less the liabilities charged to that series, and dividends could be paid on Shares of any series only out of lawfully available assets belonging to that series. In the event of liquidation or dissolution of the Fund, the shareholders of each series would be entitled, out of the assets of the Fund available for distribution, to the assets belonging to that series.

        The Fund offers two classes of Shares, Original Class Shares and Institutional Class Shares. The Original Class Shares and Institutional Class Shares represent an interest in the same assets of the Fund, have the same rights and are identical in all material respects except that (1) Original Class Shares bear annual service fees and Institutional Class Shares are not subject to such fees; (2) Institutional Class Shares are available only to shareholders who invest directly in the Fund, or who invest through a broker-dealer, financial institution or servicing agent that does not receive a service fee from the Fund, or the Manager; and (3) that the Board of Trustees may elect to have certain expenses specific to the Original Class Shares or Institutional Class Shares be borne solely by the Class to which such expenses are attributable, but any expenses not specifically allocated to the Original Class Shares or Institutional Class Shares shall be allocated to each such Class on the basis of the net asset value of that Class in relation to the net asset value of the Fund.

        The Trust Instrument contains an express disclaimer of shareholder liability for its acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or its Trustees. The Trust Instrument provides for indemnification and reimbursement of expenses out of the Fund property for any shareholder held personally liable for its obligations. The Trust Instrument also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon.

        The Trust Instrument further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Trust Instrument protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

        SHAREHOLDER MEETINGS. It is contemplated that HFT will not hold an annual meeting of shareholders in any year in which the election of Trustees is not required to be acted on by shareholders under the 1940 Act. HFT’s Trust Instrument and Bylaws also contain procedures for the removal of Trustees by the HFT’s shareholders. At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of at least two-thirds of the outstanding shares, remove any Trustee or Trustees.

        Upon the written request of the holders of shares entitled to not less than 10% of all the votes entitled to be cast at such meeting, the Secretary of HFT shall promptly call a special meeting of shareholders for the purpose of voting upon the question of removal of any Trustee. Whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least 1% of the total outstanding shares, whichever is less, shall apply to HFT’s Secretary in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting as described above and accompanied by a form of communication and request which they wish to transmit, the Secretary shall within five business days after such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of HFT; or (2) inform such applicants as to the approximate number of shareholders of record and the approximate cost of mailing to them the proposed communication and form of request.

        If the Secretary elects to follow the course specified in clause (2) of the last sentence of the preceding paragraph, the Secretary, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books unless within five business days after such tender the Secretary shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

        After opportunity for hearing upon the objections specified in the written statement so filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the SEC shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the SEC shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Secretary shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

        COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. The law firm of Foley & Lardner LLP, 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202-5306, serves as counsel to the Hennessy Funds. KPMG LLP, 303 East Wacker Drive, Chicago, Illinois 60601, serves as the independent registered public accounting firm to the Hennessy Funds.

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HENNESSY FUNDS TRUST

Part C. Other Information

January 21, 2009

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Item 15.	Indemnification

        Pursuant to Chapter 38 of Title 12 of the Delaware Code, the Trust Instrument of Hennessy Funds Trust (the “Registrant”), dated September 16, 1992, contains the following article, which is in full force and effect and has not been modified or canceled:

“ARTICLE X
LIMITATION OF LIABILITY AND INDEMNIFICATION

        Section 10.1. Limitation of Liability. A Trustee, when acting in such capacity, shall not be personally liable to any person other than the Trust or a beneficial owner for any act, omission or obligation of the Trust or any Trustee. A Trustee shall not be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, provided that nothing contained herein or in the Delaware Act shall protect any Trustee against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee hereunder.

        Section 10.2. Indemnification

    (a)        Subject to the exceptions and limitations contained in Section 10.2(b) below:

    (i)     every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

    (ii)     the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

    (b)        No indemnification shall be provided hereunder to a Covered Person:

    (i)        who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

    (ii)    in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,

(A) by the court or other body approving the settlement;

(B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

(C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry);

provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

    (c)     The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable , shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

    (d)     Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 10.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.2.

        Section 10.3. Shareholders. In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a Shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.”

        Insofar as indemnification for and with respect to liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person or Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16.	EXHIBITS.

1.	(a)	Certificate of Trust.(1)

(b)	Certificate of Amendment to the Certificate of Trust.(4)

(c)	Trust Instrument (restated in electronic format to include all amendments through December 12, 2008).(4)

2.	Bylaws, as amended and restated as of June 3, 2008.(4)

3.	None.

4.	Agreement and Plan of Reorganization (filed herewith).

5.	None.

6.	(a)	Amended and Restated Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for Hennessy Cornerstone Growth Fund, Series II.(3)

(b)	Form of Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for Hennessy Cornerstone Large Growth Fund.(4)

(c)	Form of Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for Hennessy Select Large Value Fund.(4)

(d)	Form of Sub-Advisory Agreement between Hennessy Advisors, Inc. and Voyageur Asset Management Inc. for Hennessy Select Large Value Fund.(4)

7.	Distribution Agreement between Hennessy Advisors, Inc. and Quasar Distributors, LLC.(2)

8.	None.

9.	Custody Agreement between Registrant and U.S. Bank, National Association.(2)

10.	Form of Amended and Restated Rule 18f-3 Multi-Class Plan.(4)

11.	Opinion of Foley & Lardner regarding legality of issuance of shares (filed herewith).

12.	Form of Opinion of Foley & Lardner regarding tax matters (filed previously).

13.	(a)	Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC.(2)

(b)	Transfer Agent Agreement between Registrant and U.S. Bancorp Fund Services, LLC.(2)

(c)	Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC.(2)

(d)	Servicing Agreement with Hennessy Advisors, Inc.(2)

14.	Consent of Independent Registered Public Accounting Firm (filed herewith).

15.	None.

16.	Power of Attorney.(2)

17.	Form of Proxy Card (filed herewith).

(1)	Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 6 was filed on October 28, 1997 and its accession number is 0000897069-97-000422.
(2)	Incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement. Post-Effective Amendment No. 16 was filed on July 1, 2005 and its accession number is 0000897069-05-001653.
(3)	Incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement. Post-Effective Amendment No. 20 was filed on August 27, 2007 and its accession number is 0000897069-07-001721.
(4)	Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement. Post-Effective Amendment No. 24 was filed on December 15, 2008 and its accession number is 0000897069-08-001905.

ITEM 17.	UNDERTAKINGS.

        (1)     The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

        (2)     The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

        As required by the Securities Act of 1933, this amended registration statement has been signed on behalf of the Registrant, in the City of Novato and State of California, on the 16th day of January, 2009.

HENNESSY FUNDS TRUST
(Registrant)
By: /s/ Neil J. Hennessy
Neil J. Hennessy, President

        As required by the Securities Act of 1933, this amended registration statement has been signed by the following persons in the capacities and on the dates indicated.

Name	Title	Date
/s/ Neil J. Hennessy	President (Principal Executive	January 16, 2009
Neil J. Hennessy	Officer) and a Trustee
Robert T. Doyle*	Trustee	*
J. Dennis DeSousa*	Trustee	*
Gerald P. Richardson*	Trustee	*
/s/ Teresa M. Nilsen	Executive Vice President and	January 16, 2009
Teresa M. Nilsen	Treasurer (Principal
Financial and Accounting
Officer)

*By:	/s/ Neil J. Hennessy Neil J. Hennessy Attorney-in-fact Dated as of January 16, 2009

Signature Page

EXHIBIT INDEX

Exhibit No.	Exhibit

1.	(a)	Certificate of Trust. *

(b)	Certificate of Amendment to the Certificate of Trust.*

(c)	Trust Instrument (restated in electronic format to include all amendments through December 12, 2008). *

2.	Bylaws, as amended and restated as of June 3, 2008. *

3.	None.

4.	Agreement and Plan of Reorganization (filed herewith).

5.	None.

6.	(a)	Amended and Restated Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for Hennessy Cornerstone Growth Fund, Series II.*

(b)	Form of Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for Hennessy Cornerstone Large Growth Fund.*

(c)	Form of Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for Hennessy Select Large Value Fund.*

(d)	Form of Sub-Advisory Agreement between Hennessy Advisors, Inc. and Voyageur Asset Management Inc. for Hennessy Select Large Value Fund.*

7.	Distribution Agreement between Hennessy Advisors, Inc. and Quasar Distributors, LLC. *

8.	None.

9.	Custody Agreement between Registrant and U.S. Bank, National Association.*

10.	Form of Amended and Restated Rule 18f-3 Multi-Class Plan.*

11.	Opinion of Foley & Lardner regarding legality of issuance of shares (filed herewith).

12.	Form of Opinion of Foley & Lardner regarding tax matters (filed previously).

13.	(a)	Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC.*

(b)	Transfer Agent Agreement between Registrant and U.S. Bancorp Fund Services, LLC.*

(c)	Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC.*

(d)	Servicing Agreement with Hennessy Advisors, Inc.*

14.	Consent of Independent Registered Public Accounting Firm (filed herewith).

15.	None.

16.	Power of Attorney. *

17.	Form of Proxy Card (filed herewith).

* Incorporated by reference.

Exhibit Index